UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09161

Nuveen California Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 257-8787

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
February 28, 2026
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Arizona Quality Municipal Income Fund
NAZ
Nuveen California AMT-Free Quality Municipal Income Fund
NKX
Nuveen California Municipal Value Fund
NCA
Nuveen California Quality Municipal Income Fund
NAC
Nuveen New Jersey Quality Municipal Income Fund
NXJ
Nuveen New York AMT-Free Quality Municipal Income Fund
NRK
Nuveen New York Municipal Value Fund
NNY
Nuveen New York Quality Municipal Income Fund
NAN
Nuveen Pennsylvania Quality Municipal Income Fund
NQP

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance, Leverage and Holdings Summaries 7
Portfolios of Investments 26
Statement of Assets and Liabilities 117
Statement of Operations 119
Statement of Changes in Net Assets 121
Statement of Cash Flows 126
Financial Highlights 128
Notes to Financial Statements 141
Shareholder Meeting Report 158
Additional Fund Information 161
Glossary of Terms Used in this Report 162

Important Notices

Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the
Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at
www.nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Fund Performance,
Expense Ratios and Holding Summaries section within this report.
NXJ - Portfolio manager update:
Effective September 18, 2025, Kristen DeJong was added as a portfolio manager of NXJ.
NXJ and NQP - Fund mergers:
On September 17, 2025, the Funds’ Board of Trustees approved the mergers of NXJ, NQP and
Nuveen Missouri Quality Municipal Income Fund (NOM) into the Nuveen Municipal High Income Opportunity Fund (NMZ). The
mergers were approved by shareholders on April 2, 2026, and became effective before market open on April 27, 2026.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of February 28, 2026.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current fiscal period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAZ NKX NCA NAC NXJ
September $0.0655 $0.0760 $0.0290 $0.0735 $0.0785
October 0.0655 0.0760 0.0290 0.0735 0.0785
November 0.0655 0.0760 0.0290 0.0735 0.0785
December 0.0655 0.0760 0.0290 0.0735 0.0785
January 0.0655 0.0760 0.0290 0.0735 0.0785
February 0.0655 0.0760 0.0290 0.0735 0.0785
Total Distributions from Net Investment Income $0.3930 $0.4560 $0.1740 $0.4410 $0.4710
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NRK NNY NAN NQP
September $0.0690 $0.0295 $0.0720 $0.0780
October 0.0690 0.0295 0.0720 0.0780
November 0.0690 0.0295 0.0720 0.0780
December 0.0690 0.0295 0.0720 0.0780
January 0.0690 0.0295 0.0720 0.0780
February 0.0690 0.0295 0.0720 0.0780
Total Distributions from Net Investment Income $0.4140 $0.1770 $0.4320 $0.4680
Yields
NAZ NKX NCA NAC NXJ NRK
Market Yield
1
6.46% 7.07% 3.62% 7.31% 7.48% 7.89%
Taxable-Equivalent Yield
1
11.40% 15.40% 7.88% 15.93% 15.46% 16.33%
Yields
NNY NAN NQP
Market Yield
1
4.03% 7.44% 7.78%
Taxable-Equivalent Yield
1
8.34% 15.39% 13.87%
1
Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 43.3%, 54.1%, 54.1%, 54.1%, 51.6%, 51.7%,51.7%, 51.7% and 43.9% for NAZ, NKX, NCA, NAC, NXJ,
NRK, NNY, NAN and NQP, respectively. Your actual combined federal and state income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, NAZ, NKX, NAC and NAN were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NAZ, NKX, NAC and
NAN, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying table.
During the current reporting period, NAZ, NKX, NAC and NAN sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.
Refer to the Notes to Financial Statements for further details on shelf offerings and each Fund's transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of February 28, 2026
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
(1
NAZ NKX NAC NAN
Maximum aggregate offering 1,200,000 19,548,000 30,400,000 3,100,000
NAZ NKX NAC NAN
Common shares sold through shelf offering 697,533 3,663,747 10,465,314 864,735
Weighted average premium to NAV per common share sold 2.17% 4.47% 1.31% 0.60%
NAZ NKX NCA NAC NXJ
Common shares cumulatively repurchased and retired 133,000 230,000 - 383,000 1,960,343
Common shares authorized for repurchase 1,270,000 5,320,000 3,310,000 15,550,000 4,120,000
NRK NNY NAN NQP
Common shares cumulatively repurchased and retired 390,000 - 292,714 900,440
Common shares authorized for repurchase 8,720,000 1,885,000 3,175,000 3,720,000

About the Funds’ Benchmarks
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Arizona Index:
An index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond California Index:
An index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
.
S&P Municipal Bond New Jersey Index:
An index designed to measure the performance of the tax-exempt New Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New York Index:
An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Pennsylvania Index
:
An index designed to measure the performance of the tax-exempt Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of
Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the
Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard &
Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for
Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Arizona Quality Municipal Income Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NAZ
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Arizona Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAZ at Common Share NAV 11/19/92 10.74% 5.14% 0.23% 2.23%
NAZ at Common Share Price 11/19/92 6.00% 2.84% 0.72% 2.17%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond Arizona Index — 5.54% 4.87% 1.70% 2.41%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.91 $12.16 2.10% 2.13%

Leverage and Holdings
Leverage
Effective Leverage 36.66%
Regulatory Leverage 36.66%
Fund Allocation
(% of net assets)
Municipal Bonds 158 .3%
Other Assets & Liabilities, Net (0.4)%
AMTP Shares, Net ( 57 .9 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 8.8%
AA 55.7%
A 15.7%
BBB 4.3%
BB or Lower 4.0%
N/R (not rated) 11.5%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 23.6%
Utilities 19.8%
Education and Civic
Organizations 19.4%
Health Care 13.0%
Tax Obligation/General 12.9%
Transportation 3.9%
Long-Term Care 3.0%
Housing/Single Family 2.2%
Other 2.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen California AMT-Free Quality Municipal
Income Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NKX
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NKX at Common Share NAV 11/21/02 10.89% 3.83% (0.48)% 2.20%
NKX at Common Share Price 11/21/02 13.25% 8.00% 2.38% 3.29%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond California Index — 5.82% 4.67% 1.45% 2.40%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.35 $12.90 4.45% 4.40%

Leverage and Holdings
Leverage
Effective Leverage 39.48%
Regulatory Leverage 37.56%
Fund Allocation
(% of net assets)
Municipal Bonds 161 .8%
Other Assets & Liabilities, Net 3.2%
Floating Rate Obligations (5.1)%
MFP Shares, Net ( 21 .2 ) %
VRDP Shares, Net ( 38 .7 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 5.7%
AA 47.8%
A 13.0%
BBB 11.2%
BB or Lower 2.3%
N/R (not rated) 20.0%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 23.2%
Health Care 18.7%
Utilities 17.4%
Housing/Multifamily 11.3%
Tax Obligation/Limited 10.8%
Transportation 9.0%
Education and Civic
Organizations 8.7%
U.S. Guaranteed 0.6%
Other 0.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen California Municipal Value Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NCA
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NCA at Common Share NAV 10/07/87 7.55% 3.90% 0.86% 2.31%
NCA at Common Share Price 10/07/87 15.08% 15.82% 2.53% 2.54%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond California Index — 5.82% 4.67% 1.45% 2.40%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$9.34 $9.62 3.00% (1.30)%

Leverage and Holdings
Leverage
Effective Leverage 0.00%
Regulatory Leverage 0.00%
Fund Allocation
(% of net assets)
Municipal Bonds 98.2%
Variable Rate Demand Preferred
Shares 0.8%
Other Assets & Liabilities, Net 1.0%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 8.3%
AA 59.0%
A 11.1%
BBB 7.7%
BB or Lower 0.5%
N/R (not rated) 13.4%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 24.7%
Utilities 20.6%
Transportation 18.3%
Health Care 11.4%
Housing/Multifamily 10.0%
Tax Obligation/Limited 9.0%
Education and Civic
Organizations 3.3%
Other 2.7%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen California Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NAC
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAC at Common Share NAV 5/26/99 12.08% 4.42% (0.50)% 1.96%
NAC at Common Share Price 5/26/99 11.49% 12.22% 1.88% 2.60%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond California Index — 5.82% 4.67% 1.45% 2.40%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.94 $12.06 1.01% 0.68%

Leverage and Holdings
Leverage
Effective Leverage 39.32%
Regulatory Leverage 37.93%
Fund Allocation
(% of net assets)
Municipal Bonds 161 .9%
Short-Term Municipal Bonds 1 .9%
Other Assets & Liabilities, Net 0.9%
Floating Rate Obligations (3.7)%
MFP Shares, Net ( 13 .8 ) %
VRDP Shares, Net ( 47 .2 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 5.0%
AA 51.5%
A 15.8%
BBB 8.8%
BB or Lower 2.0%
N/R (not rated) 16.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 19.3%
Transportation 17.5%
Utilities 17.4%
Health Care 16.9%
Housing/Multifamily 11.4%
Tax Obligation/Limited 8.2%
Education and Civic
Organizations 7.2%
Other 2.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New Jersey Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NXJ
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NXJ at Common Share NAV 3/27/01 10.07% 5.37% 0.28% 2.76%
NXJ at Common Share Price 3/27/01 14.44% 10.71% 3.25% 4.35%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond New Jersey Index — 5.78% 5.19% 2.01% 3.19%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$13.00 $12.59 (3.15)% (2.45)%

Leverage and Holdings
Leverage
Effective Leverage 41.34%
Regulatory Leverage 36.93%
Fund Allocation
(% of net assets)
Municipal Bonds 168 .3%
Short-Term Municipal Bonds 0 .7%
Other Assets & Liabilities, Net 1.3%
Floating Rate Obligations (11.9)%
VRDP Shares, Net ( 58 .4 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 8.8%
AA 55.1%
A 20.3%
BBB 8.5%
BB or Lower 2.9%
N/R (not rated) 4.4%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 28.1%
Transportation 17.8%
Tax Obligation/General 12.7%
Education and Civic
Organizations 12.2%
Health Care 8.8%
Housing/Single Family 7.7%
Housing/Multifamily 4.4%
Utilities 3.5%
Consumer Staples 3.2%
Other 1.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New York AMT-Free Quality Municipal
Income Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NRK
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NRK at Common Share NAV 11/21/02 12.11% 3.23% (0.58)% 1.85%
NRK at Common Share Price 11/21/02 14.96% 6.06% 0.78% 2.86%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond New York Index — 6.22% 4.57% 1.55% 2.32%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.12 $10.50 (5.58)% (7.15)%

Leverage and Holdings
Leverage
Effective Leverage 41.12%
Regulatory Leverage 40.63%
Fund Allocation
(% of net assets)
Municipal Bonds 163 .9%
Short-Term Municipal Bonds 2 .0%
Other Assets & Liabilities, Net 3.8%
Floating Rate Obligations (1.4)%
MFP Shares, Net ( 8 .2 ) %
VRDP Shares, Net ( 60 .1 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 9.8%
AA 48.7%
A 12.8%
BBB 9.1%
BB or Lower 7.5%
N/R (not rated) 12.1%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 29.4%
Health Care 17.3%
Education and Civic
Organizations 14.5%
Utilities 13.3%
Transportation 10.4%
Tax Obligation/General 5.0%
Consumer Staples 4.7%
Industrials 2.1%
Other 3.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New York Municipal Value Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NNY
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NNY at Common Share NAV 10/07/87 7.03% 3.78% 1.13% 2.36%
NNY at Common Share Price 10/07/87 10.92% 9.69% 1.93% 2.43%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond New York Index — 6.22% 4.57% 1.55% 2.32%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$8.96 $8.79 (1.90)% (4.38)%

Leverage and Holdings
Leverage
Effective Leverage 0.00%
Regulatory Leverage 0.00%
Fund Allocation
(% of net assets)
Municipal Bonds 98 .6%
Other Assets & Liabilities, Net 1.4%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 9.9%
AA 40.3%
A 12.6%
BBB 19.8%
BB or Lower 8.5%
N/R (not rated) 8.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Transportation 21.5%
Tax Obligation/Limited 17.9%
Health Care 16.3%
Utilities 14.8%
Education and Civic
Organizations 13.4%
Tax Obligation/General 9.5%
Consumer Staples 2.9%
Industrials 2.4%
Other 1.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New York Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NAN
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAN at Common Share NAV 5/26/99 10.70% 3.45% (0.39)% 1.82%
NAN at Common Share Price 5/26/99 9.98% 6.11% 1.99% 3.03%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond New York Index — 6.22% 4.57% 1.55% 2.32%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.60 $11.62 0.17% (0.01)%

Leverage and Holdings
Leverage
Effective Leverage 39.79%
Regulatory Leverage 36.83%
Fund Allocation
(% of net assets)
Municipal Bonds 162 .5%
Other Assets & Liabilities, Net 3.4%
Floating Rate Obligations (7.8)%
AMTP Shares, Net ( 34 .3 ) %
VRDP Shares, Net ( 23 .8 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 12.2%
AA 38.4%
A 11.1%
BBB 18.6%
BB or Lower 9.2%
N/R (not rated) 10.5%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 29.2%
Transportation 28.0%
Health Care 16.8%
Education and Civic
Organizations 6.7%
Utilities 5.3%
Tax Obligation/General 5.3%
Consumer Staples 3.7%
Financials 2.3%
Industrials 1.7%
Other 1.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Pennsylvania Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings Summaries February 28,
2026
NQP
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Pennsylvania Index.
Daily Common Share NAV and Share Price
Total Returns as of
February 28, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NQP at Common Share NAV 2/21/91 11.11% 5.02% 0.59% 2.42%
NQP at Common Share Price 2/21/91 14.11% 10.25% 2.17% 3.54%
S&P Municipal Bond Index — 5.86% 4.85% 1.62% 2.51%
S&P Municipal Bond Pennsylvania Index — 5.87% 4.83% 1.61% 2.63%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.64 $12.03 (4.83)% (3.87)%

Leverage and Holdings
Leverage
Effective Leverage 40.81%
Regulatory Leverage 31.61%
Fund Allocation
(% of net assets)
Municipal Bonds 164 .6%
Variable Rate Senior Loan
Interests 0 .0%
Short-Term Municipal Bonds 1 .2%
Other Assets & Liabilities, Net 3.0%
Floating Rate Obligations (22.7)%
VRDP Shares, Net ( 46 .1 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 0.6%
AA 63.0%
A 16.6%
BBB 9.0%
BB or Lower 2.2%
N/R (not rated) 8.6%
Total 100%
Portfolio Composition
1
(% of total investments)
Health Care 16.1%
Housing/Single Family 15.6%
Tax Obligation/General 14.6%
Utilities 13.7%
Education and Civic
Organizations 11.1%
Transportation 10.5%
Tax Obligation/Limited 8.8%
Long-Term Care 5.7%
U.S. Guaranteed 1.8%
Other 2.1%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Portfolio of Investments February 28, 2026
NAZ
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 158.3% (100.0% of Total Investments)
X 241,493,836 MUNICIPAL BONDS - 158.3%  (100.0% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 30.7% (19.4% of Total Investments)
$ 2,175,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2016B
5.000% 07/01/47 $ 2,179,119
2,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2024A
5.000 07/01/50 2,114,612
2,030,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2020B
4.000 07/01/47 1,963,838
425,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5.000 07/01/45 466,232
1,095,000 (a) Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/47 1,186,530
1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 08/01/51 1,055,632
1,000,000 (a) Arizona Board of Regents, University of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2026A
5.000 08/01/51 1,046,998
1,000,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2021A
5.000 06/01/42 1,081,284
2,000,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2025A
5.000 06/01/50 2,112,697
515,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
5.125 07/01/37 516,107
525,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C
5.000 07/01/47 527,204
250,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5.000 07/01/47 238,927
1,700,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5.000 07/01/37 1,731,156
1,000,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5.000 07/01/52 1,001,341
380,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5.000 07/01/47 363,170
240,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6.250 11/01/50 216,404
420,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
4.000 12/15/41 388,836
375,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
5.000 03/01/48 351,393
100,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
4.250 07/01/27 100,425
615,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5.000 07/01/38 626,067
1,000,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5.000 07/01/48 996,433
125,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5.000 07/01/28 130,824
125,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5.000 07/01/29 133,077
130,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5.000 07/01/30 140,469
125,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5.000 07/01/31 136,711
455,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/38 457,152

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 100,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
4.000% 07/01/30 $ 98,929
1,645,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
4.000 10/01/39 1,603,959
1,080,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
4.000 10/01/49 891,096
1,085,000 (b),(c) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6.375 06/01/39 868,000
500,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Series 2025
5.000 05/15/45 531,534
360,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
4.000 07/01/31 363,679
340,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
4.000 07/01/33 341,910
780,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Series 2020A
5.000 07/01/50 736,199
195,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4.000 07/01/51 154,805
355,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5.000 07/01/37 361,274
490,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017C
5.000 07/01/48 491,240
1,715,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Highland Prep Project, Series 2019
5.000 01/01/50 1,725,826
700,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/41 659,010
335,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4.250 07/01/44 309,625
870,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Paradise Schools Projects, Series
2016
5.000 07/01/47 820,906
520,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5.000 07/01/36 520,845
300,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5.000 07/01/47 283,948
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
4.000 07/01/50 1,796,183
775,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5.000 07/01/37 779,871
1,000,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5.000 07/01/38 1,005,939
1,000,000 Northern Arizona University, System Revenue Bonds, Refunding
Series 2020B - BAM Insured
5.000 06/01/39 1,073,652
70,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5.000 07/01/46 67,704
800,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2016A
5.000 07/01/41 800,356

Portfolio of Investments February 28, 2026
(continued)
NAZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 315,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5.000% 07/01/35 $ 315,237
300,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5.000 07/01/45 297,884
650,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2016A
5.000 07/01/41 650,628
1,110,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/45 999,806
400,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5.000 07/01/35 400,330
900,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Vista College Preparatory Project, Series
2018A
4.125 07/01/38 901,882
1,995,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Eastern Kentucky University Project, Series 2016
5.000 10/01/36 2,013,016
500,000 Pima County Community College District, Arizona, Revenue
Bonds, Series 2019
5.000 07/01/36 526,675
120,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.000 06/15/37 120,406
680,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.125 06/15/47 680,676
200,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250 07/01/36 160,000
115,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.750 02/01/50 115,414
455,000 (b) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5.000 12/15/34 446,287
730,000 Pinal County Community College District, Arizona, Revenue
Bonds, Central Arizona College, Series 2017 - BAM Insured
5.000 07/01/35 734,762
1,000,000 (b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Desert Heights Charter School Project,
Refunding Series 2024
6.125 06/01/57 957,649
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 46,869,780
HEALTH CARE - 20.5% (13.0% of Total Investments)
890,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4.000 09/01/38 913,079
4,975,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
4.000 02/01/50 4,384,148
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5.000 12/01/44 1,070,923
1,250,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/42 1,294,411
3,275,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
4.000 09/01/51 2,898,671
1,250,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5.000 01/01/32 1,278,556
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5.000 01/01/35 1,021,209
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A
5.000 01/01/41 2,056,794
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4.000 01/01/44 1,955,538

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Mayo/Brooks Rehabilitation Facility Project,
Series 2024A
5.000% 10/31/44 $ 3,201,105
2,250,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
3.000 04/01/51 1,617,926
1,025,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Refunding Series 2016
5.000 08/01/36 1,032,783
815,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
5.000 08/01/39 856,566
650,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
4.000 08/01/43 620,582
3,625,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5.250 08/01/49 3,804,583
500,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
4.000 08/01/54 449,293
2,770,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5.250 08/01/54 2,869,634
TOTAL HEALTH CARE 31,325,801
HOUSING/MULTIFAMILY - 1.7% (1.1% of Total Investments)
1,830,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, Provident Group - NCCU Properties LLC- North
Carolina Central University, Series 2019A - BAM Insured
5.000 06/01/49 1,851,659
250,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
5.375 10/01/56 209,371
500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7.000 10/01/56 507,825
TOTAL HOUSING/MULTIFAMILY 2,568,855
HOUSING/SINGLE FAMILY - 3.5% (2.2% of Total Investments)
1,805,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.850 09/01/54 1,826,170
815,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2023A
5.450 09/01/48 840,233
785,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024A
4.650 09/01/54 782,961
735,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2023A
4.850 07/01/48 751,799
1,090,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2024A
4.800 07/01/54 1,100,703
TOTAL HOUSING/SINGLE FAMILY 5,301,866
INFORMATION TECHNOLOGY - 0.3% (0.2% of Total Investments)
410,000 (d) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 417,971
TOTAL INFORMATION TECHNOLOGY 417,971
LONG-TERM CARE - 4.8% (3.0% of Total Investments)
585,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5.375 01/01/38 495,201
1,000,000 Glendale Industrial Development Authority, Arizona, Senior
Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe
Project, Series 2020A
5.000 05/15/41 1,004,100
1,735,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5.400 10/01/36 1,451,763
2,000,000 Phoenix Industrial Development Authority, Arizona, Senior Living
Rental Housing Revenue Bonds, Christian Care Surprise, Inc.
Project, Refunding Series 2025A
5.500 12/01/50 2,005,508

Portfolio of Investments February 28, 2026
(continued)
NAZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,435,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021A
4.000% 12/01/38 $ 1,441,905
1,080,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/47 878,082
TOTAL LONG-TERM CARE 7,276,559
TAX OBLIGATION/GENERAL - 20.4% (12.9% of Total Investments)
575,000 Buckeye Union High School District 201, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project,
Refunding Series 2017 - BAM Insured
5.000 07/01/35 590,017
1,215,000 Buckeye, Arizona, General Obligation Bonds, Series 2025 5.250 07/01/50 1,305,226
665,000 Glendale, Arizona, General Obligation Bonds, Series 2024 5.000 07/01/44 734,977
2,105,000 Golder Ranch Fire District, Pima and Pinal Counties, Arizona,
General Obligation Bonds, Series 2021
4.000 07/01/45 2,107,398
450,000 Maricopa County Elementary District 59 Laveen, Arizona,
General Obligation Bonds, School Improvement Project 2024,
Series 2025A
5.000 07/01/45 492,174
1,045,000 Maricopa County School District 14 Creighton Elementary,
Arizona, General Obligation Bonds, School Improvement Series
2021C
4.000 07/01/34 1,117,438
2,315,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
1990, Series 1990A
5.000 07/01/38 2,436,117
630,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
2017, Series 2018A
5.000 07/01/37 649,123
800,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2025B
5.000 07/01/43 894,803
300,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2025B
5.000 07/01/44 331,283
600,000 Maricopa County School District 6, Arizona, General Obligation
Bonds, Washington Elementary School Improvement Project of
2022, Series 2025B - BAM Insured
5.000 07/01/44 652,299
1,250,000 Maricopa County School District 66 Roosevelt Elementary,
Arizona, General Obligation Bonds, School Improvement Project
of 2020, Series 2024C - AGM Insured
5.000 07/01/43 1,358,060
1,500,000 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2018C
5.000 07/01/36 1,580,024
1,275,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2011 Series 2017E
5.000 07/01/33 1,321,177
1,295,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5.000 07/01/43 1,415,662
200,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement,
Projects of 2023 and 2024, Series 2025
5.000 07/01/44 218,779
1,000,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5.000 07/01/34 1,029,379
1,000,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5.000 07/01/36 1,025,940
690,000 Northwest Fire District of Pima County, Arizona, General
Obligation Bonds, Series 2017
5.000 07/01/36 709,846
2,000,000 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2019, Series 2022D
4.000 07/01/41 2,070,386
1,000,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5.000 07/01/45 1,085,441
200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/43 219,041

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 750,000 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2022, Series
2025C
5.000% 07/01/43 $ 817,925
620,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5.000 07/01/34 637,176
1,000,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5.000 07/01/35 1,026,117
550,000 Pinal County Unified School District 20 Maricopa, Arizona,
General Obligation Bonds, School Improvement Project of 2024,
Series 2025A - BAM Insured
5.000 07/01/44 592,919
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 1,805,697
500,000 Tempe Union High School District 213, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2022, Series 2025B
5.000 07/01/43 555,877
1,025,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2024
5.000 07/01/44 1,129,748
950,000 Tempe, Arizona, General Obligation Bonds, Series 2021 5.000 07/01/39 1,050,771
105,000 Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School Improvement
Project 2012, Series2014B
4.500 07/01/33 105,131
TOTAL TAX OBLIGATION/GENERAL 31,065,951
TAX OBLIGATION/LIMITED - 37.3% (23.6% of Total Investments)
100,000 (b) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5.000 06/01/31 102,914
1,250,000 Arizona State Transportation Board, Highway Revenue Bonds,
Refunding Series 2016
5.000 07/01/35 1,260,610
275,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding
Series 2016
4.000 07/01/36 275,745
1,000,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding
Series 2025
4.500 07/01/43 1,057,883
1,213,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 3, Series 2020
4.000 07/01/45 1,065,521
122,853 (b),(c) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 122,853
1,210,000 (b) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5.000 07/15/39 1,210,315
1,810,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017 - AGM Insured
5.000 07/15/42 1,850,856
2,445,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018 - BAM Insured
4.375 07/15/43 2,457,535
650,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021 - BAM Insured
4.000 07/15/41 658,056
484,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013
5.250 07/01/38 484,128
695,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
5.200 07/01/43 681,867
2,279,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021
3.750 07/01/45 1,817,798
1,035,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
3.500 07/15/44 802,245
105,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017 -
AGM Insured
5.000 07/15/32 108,179
1,145,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Lucero Assessment
District 2, Series 2023
5.750 07/01/46 1,161,609
370,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2016 - BAM Insured
4.000 07/15/36 370,911
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5.000 07/15/37 1,021,407

Portfolio of Investments February 28, 2026
(continued)
NAZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 590,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2018 - BAM Insured
5.000% 07/15/38 $ 602,330
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2020 - BAM Insured
4.000 07/15/40 1,011,817
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2022 - AGM Insured
5.000 07/15/42 1,051,585
299,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
Special Assessment Revenue Bonds,  Assessment District 11,
Series 2017
5.200 07/01/37 299,180
1,469,000 Floreo at Teravalis Community Facilities District, Arizona, Special
Assessment Revenue Bonds, District 1 Series 2025
5.750 07/01/40 1,575,998
545,000 Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016
4.000 07/15/32 547,978
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/46 1,259,556
615,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 652,107
200,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2016
5.000 07/15/31 201,574
385,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5.000 07/15/42 391,670
400,000 Parkway Community Facilities District 1, Prescott Valley, Arizona,
General Obligation Bonds, Series 2006
5.350 07/15/31 400,107
1,625,000 Phoenix Civic Improvement Corporation, Arizona, Excise Tax
Revenue Bonds, Subordinate Lien Series 2020A
4.000 07/01/45 1,631,770
580,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility
Revenue Bonds, Mesa Project, Series 2012, (AMT)
5.000 07/01/38 580,753
1,500,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019 4.000 08/01/38 1,526,278
6,908,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 2,484,881
915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 898,098
2,440,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 2,364,146
3,000,000 Queen Creek, Arizona, Certificates of Participation, Series 2026 5.250 10/01/56 3,178,108
390,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4.000 08/01/34 391,901
395,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4.000 08/01/36 396,329
2,500,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020
4.000 08/01/45 2,505,916
2,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5.000 08/01/49 2,109,614
1,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5.000 08/01/54 1,047,467
280,000 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM
Insured
5.000 07/01/54 290,245
1,650,000 Sundance Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Refunding Series 2018 - BAM Insured
5.000 07/15/39 1,722,014
347,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Bonds,  Assessment Area
3, Series 2024
5.800 07/01/48 352,441
694,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Revenue Bonds, Series
2023
6.000 07/01/47 719,718
500,000 Superstition Vistas Community Facilities District 1, Arizona,
General Obligation Bonds, Series 2025
4.500 07/15/45 507,043
235,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
5.700 07/01/40 251,972
750,000 Tartesso West Community Facility District, Buckeye, Arizona,
General Obligation Bonds, Series 2024
4.000 07/15/47 731,112
2,500,000 Town of Queen Creek, Arizona, Excise Tax and State Shared
Revenue Obligation Bonds, Series 2022
5.000 08/01/47 2,628,530
500,000 Verrado District 1 Community Faciliites District, Buckeye, Arizona,
General Obligation Bonds, Series 2023 - BAM Insured
4.125 07/15/41 509,579

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 405,000 Vistancia North Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2024 - AGM Insured
4.375% 07/15/49 $ 396,388
3,965,000 Yavapai County Jail District, Arizona, Pleged Revenue Obligation
Bonds, Series 2020 - BAM Insured
4.000 07/01/40 4,010,585
1,160,000 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022
- BAM Insured
4.250 07/15/42 1,201,867
TOTAL TAX OBLIGATION/LIMITED 56,941,089
TRANSPORTATION - 6.2% (3.9% of Total Investments)
2,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/49 2,024,389
1,550,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Refunding Junior Lien Series 2025
5.000 07/01/45 1,691,448
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5.000 07/01/37 1,023,833
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5.000 07/01/42 1,017,196
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2018, (AMT)
5.000 07/01/43 1,536,013
1,045,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/35 1,118,463
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/38 1,058,732
TOTAL TRANSPORTATION 9,470,074
U.S. GUARANTEED - 1.5% (e)(0.9% of Total Investments)
550,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-
refunded 7/15/27) - AGM Insured
5.000 07/15/32 571,102
55,000 Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016, (Pre-refunded
7/15/26)
4.000 07/15/32 55,339
150,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4.000 08/01/34 150,906
150,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4.000 08/01/36 150,905
1,320,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax
Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)
5.000 07/01/36 1,370,106
TOTAL U.S. GUARANTEED 2,298,358
UTILITIES - 31.4% (19.8% of Total Investments)
30,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4.000 07/01/41 30,541
650,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4.000 07/01/46 621,400
655,000 Central Arizona Water Conservation District, Arizona, Water
Delivery O&M Revenue Bonds, Series 2016
5.000 01/01/36 656,707
2,615,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series
2022C
5.000 07/01/36 3,150,404
1,250,000 Gilbert Water Resource Municipal Property Corporation, Arizona,
Utility System Revenue Bonds, Senior Lien Green Series 2022
4.000 07/15/47 1,256,307
1,000,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding
Senior Lien Series 2025
5.000 07/01/45 1,097,017
785,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Refunding Subordinate Lien Series 2016 - AGM Insured
5.000 07/01/45 788,014
875,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2020 - AGM Insured
4.000 07/01/49 835,533
1,825,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2025
5.000 07/01/43 2,018,301
200,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/42 215,227
1,700,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5.000 07/01/42 1,768,700
1,205,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A -
BAM Insured
5.000 07/01/46 1,270,765
500,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 4.500 07/01/49 501,937

Portfolio of Investments February 28, 2026
(continued)
NAZ

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,840,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5.250% 07/01/47 $ 1,998,163
1,135,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Refunding Junior Lien Series 2014
5.000 07/01/29 1,137,596
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A
4.000 07/01/42 1,020,417
750,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 751,682
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/37 1,044,258
2,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5.000 01/01/47 2,653,956
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5.000 01/01/50 4,200,598
1,155,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023B
5.000 01/01/48 1,229,236
3,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5.000 01/01/49 3,202,257
1,290,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025
5.000 01/01/51 1,371,254
4,500,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.500 12/01/29 4,886,971
5,665,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 6,315,760
805,000 Surprise, Arizona, Utility  System Revenue Bonds, Refunding
Senior Lien Series 2018
5.000 07/01/36 850,380
3,000,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021 -
BAM Insured
4.000 07/01/40 3,084,151
TOTAL UTILITIES 47,957,532
TOTAL MUNICIPAL BONDS
(Cost $241,084,753) 241,493,836
TOTAL LONG-TERM INVESTMENTS
(Cost $241,084,753) 241,493,836
AMTP SHARES, NET - (57.9)% (f) (88,276,062)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (681,581)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 152,536,193
AMT Alternative Minimum Tax
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $14,732,058 or 6.1% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) AMTP Shares, Net as a percentage of Total Investments is 36.6%.

Portfolio of Investments February 28, 2026
NKX
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 161.8% (100.0% of Total Investments)
X 1,068,061,453 MUNICIPAL BONDS - 161.8%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 0.0% (0.0% of Total Investments)
$ 235,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000% 06/01/49 $ 209,579
TOTAL CONSUMER STAPLES 209,579
EDUCATION AND CIVIC ORGANIZATIONS - 14.1% (8.7% of Total Investments)
1,515,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5.000 11/01/53 1,587,401
700,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5.000 07/01/50 668,886
500,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4.000 07/01/61 374,924
6,760,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4.000 07/01/50 6,474,609
13,430,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4.500 05/15/55 13,531,755
455,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/53 437,275
3,300,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5.000 07/01/55 3,442,743
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5.000 10/01/39 1,005,701
995,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5.000 07/01/46 964,778
1,560,000 (a) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6.875 01/01/42 1,554,590
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5.000 08/01/48 979,335
1,100,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/59 910,901
250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5.000 08/01/42 252,193
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Camino Nuevo Charter Academy Sustainability Series
2023A
5.000 06/01/43 1,014,678
415,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5.000 07/01/55 396,398
600,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5.000 06/01/51 536,886
555,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5.125 06/01/53 544,832
635,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5.000 07/01/45 635,105
750,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5.000 07/01/46 750,056
4,925,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5.000 07/01/46 4,927,526
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5.000 07/01/43 1,000,881

Portfolio of Investments February 28, 2026
(continued)
NKX

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 280,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5.750% 07/01/41 $ 281,300
7,710,000 California State University, Systemwide Revenue Bonds, Series
2017A
5.000 11/01/47 7,821,376
5,500,000 California State University, Systemwide Revenue Bonds, Series
2024A
4.000 11/01/49 5,417,898
1,115,000 California State University, Systemwide Revenue Bonds, Series
2024A
4.000 11/01/55 1,068,523
15,410,000 University of California, General Revenue Bonds, Limited Project
Series 2017M
5.000 05/15/37 15,857,625
10,000,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5.000 05/15/43 10,418,518
9,425,000 University of California, General Revenue Bonds, Series 2025CC 5.000 05/15/53 10,053,159
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 92,909,852
HEALTH CARE - 30.3% (18.7% of Total Investments)
15,875,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 16,025,984
10,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
4.000 11/15/48 9,182,746
5,375,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A
4.000 03/01/39 5,374,887
7,760,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4.000 08/15/48 7,430,182
7,900,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/42 7,971,346
4,265,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/47 4,239,448
2,930,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4.000 11/15/45 2,750,873
3,390,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4.000 04/01/44 3,325,452
7,500,000 California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospital at Stanford, Refunding
Forward Delivery Series 2022A
4.000 05/15/46 7,278,910
5,235,000 California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospital at Stanford, Refunding
Forward Delivery Series 2022A
4.000 05/15/51 4,944,882
795,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5.000 10/01/38 796,142
6,760,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5.000 10/01/44 6,765,317
13,660,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A - BAM
Insured
4.000 10/01/47 12,755,457
9,450,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Health Care, Series 2020A
4.000 08/15/50 9,075,403
7,635,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5.250 07/01/49 7,846,989
6,465,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5.250 07/01/54 6,593,108
5,495,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4.000 02/01/51 4,965,284
7,700,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A
4.000 02/01/51 6,761,518
2,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/42 2,022,445
250,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/47 250,730
1,635,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5.000 11/01/35 1,635,773
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5.000 11/01/40 1,000,190

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5.000% 11/01/44 $ 3,000,001
2,690,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/36 2,710,159
2,585,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/41 2,596,137
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/47 969,588
3,200,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/47 3,201,086
3,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/42 3,027,393
1,855,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5.250 11/01/52 1,892,525
500,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5.000 10/15/37 503,143
13,615,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5.000 10/15/47 13,625,270
1,100,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5.000 10/01/46 1,107,048
1,200,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 1,201,601
4,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 4,005,572
1,535,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 1,535,839
15,205,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 15,482,912
2,655,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5.000 03/01/42 2,711,018
1,940,000 California Statewide Communities Development Authority,
Revenue Bonds, Marin General Hospital, Green Series 2018A
4.000 08/01/45 1,799,308
845,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5.250 08/15/52 866,365
2,550,000 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017
5.000 11/01/32 2,556,006
8,895,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
4.000 11/01/39 7,554,900
520,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2023A
5.750 07/01/48 554,611
TOTAL HEALTH CARE 199,893,548
HOUSING/MULTIFAMILY - 18.3% (11.3% of Total Investments)
5,915,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 3,885,321
7,570,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4.000 08/01/47 6,113,530
5,355,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 4,096,575
230,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4.000 02/01/50 173,825
1,645,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5.000 08/01/50 1,577,681

Portfolio of Investments February 28, 2026
(continued)
NKX

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5.000% 08/01/49 $ 470,485
5,345,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 4,338,441
6,924,688 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4.000 03/20/33 7,213,184
6,067,574 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3.500 11/20/35 6,211,903
1,010,564 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4.250 01/15/35 1,065,889
5,943,353 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4.375 09/20/36 6,322,372
5,041,731 (b) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4.217 11/20/40 5,124,538
160,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.250 07/01/40 176,639
8,205,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4.000 04/01/56 6,444,201
2,740,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4.000 08/01/58 2,124,590
1,440,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3.600 05/01/47 1,227,553
3,980,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3.250 05/01/57 2,802,713
6,135,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4.000 10/01/56 5,161,487
250,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3.500 10/01/46 219,191
7,065,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4.000 10/01/56 5,886,175
9,485,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 8,463,035
7,485,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 5,858,954
770,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.000 07/01/43 637,882
3,340,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.125 07/01/56 2,226,922
2,485,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4.000 09/01/56 1,820,460
155,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4.000 03/01/57 117,041
3,775,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4.000 08/01/56 3,469,359
1,360,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4.000 12/01/56 1,037,494
555,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2
3.000 12/01/56 393,133
2,720,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4.000 07/01/56 2,286,123

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,975,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3.000% 06/01/47 $ 1,433,537
7,200,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 4,442,139
7,285,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 5,268,947
3,285,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds,  Rancho Vallecitos Mobile Home Park,
Series 2013
5.000 04/15/38 3,289,133
4,510,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home Park,
Refunding Series 2022A
5.250 05/15/56 4,634,348
670,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5.000 06/15/44 670,386
185,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5.000 06/15/49 185,052
1,420,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4.400 12/01/54 1,338,718
510,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4.500 12/01/59 486,939
1,965,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4.550 12/01/61 1,923,905
TOTAL HOUSING/MULTIFAMILY 120,619,800
LONG-TERM CARE - 0.4% (0.3% of Total Investments)
2,500,000 California Municipal Finance Authority, Revenue Bonds,
HumanGood California Obligated Group, Refunding Series
2019A
5.000 10/01/44 2,510,560
TOTAL LONG-TERM CARE 2,510,560
TAX OBLIGATION/GENERAL - 37.6% (23.2% of Total Investments)
2,210,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5.250 08/01/46 2,257,558
1,600,000 California State, General Obligation Bonds, Refunding Various
Purpose Bid Group C Series 2016
5.000 09/01/32 1,622,964
13,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2018. Bid Group C
5.000 08/01/37 13,758,749
3,000,000 California State, General Obligation Bonds, Various Purpose
Series 2017
5.000 11/01/47 3,053,197
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5.000 10/01/48 5,146,474
20,750,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2005 Series
2010C - AGM Insured
0.000 08/01/43 10,296,198
3,000,000 Franklin-McKinley School District, Santa Clara County, California,
General Obligation Bonds, Election of 2020, Series 2023B
4.250 08/01/49 2,995,997
1,725,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4.000 08/01/41 1,736,668
19,230,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5.000 06/30/26 19,414,135
5,000,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Dedicated Ad Valorem
Property Tax, Sustainability Green Series 2022QRR
5.250 07/01/47 5,430,472
22,290,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5.000 06/25/26 22,484,396
1,150,000 Monterey Peninsula Community College District, Monterey
County, California, General Obligation Bonds, Election of 2020
Series 2024B
4.000 08/01/51 1,124,769
5,000,000 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2022 Election Series 2025
4.250 08/01/55 4,886,283

Portfolio of Investments February 28, 2026
(continued)
NKX

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 16,744,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000% 07/01/41 $ 16,251,281
5,000,000 San Diego Community College District, San Diego County,
California, General Obligation Bonds, Election of 2024, Series
2025A-1
4.000 08/01/50 4,888,319
10,000,000 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Dedicated Unlimited Ad Valorem
Property Tax, 2018 Election Green Series 2023G-3
4.000 07/01/53 9,673,703
11,980,000 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Refunding Series 2012R-1
0.000 07/01/31 10,577,243
3,400,000 San Francisco Community College District, California, General
Obligation Bonds, Election 2020 Series 2020A
4.000 06/15/45 3,400,526
3,345,000 San Jacinto Unified School District, Riverside County, California,
General Obligation Bonds, Election 2024 Series 2025
4.125 08/01/55 3,287,095
1,580,000 Santa Ana College Improvement District 1, Orange County,
California, General Obligation Bonds, Rancho Santiago
Community College District, Election of 2012, Series 2019C
3.000 08/01/39 1,497,522
10,000,000 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2008, Series
2011C
0.000 08/01/41 5,808,465
23,280,000 (c) Stockton Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2008 Series 2011D - AGC
Insured
0.000 08/01/47 27,455,415
38,845,000 (c) Stockton Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2008 Series 2011D - AGM
Insured
0.000 08/01/50 45,585,466
15,780,000 (c) Sylvan Union School District, Stanislaus County, California,
General Obligation Bonds, Election of 2006, Series 2010 - AGM
Insured
0.000 08/01/49 14,818,280
2,500,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B - AGM Insured
4.500 08/01/53 2,510,399
8,345,000 (c) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0.000 08/01/42 7,976,040
TOTAL TAX OBLIGATION/GENERAL 247,937,614
TAX OBLIGATION/LIMITED - 17.5% (10.8% of Total Investments)
1,260,000 Brea and Olinda Unified School District, Orange County,
California, Certificates of Participation Refunding, Series 2002A -
AGM Insured
5.125 08/01/26 1,262,396
210,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5.000 09/02/36 210,138
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5.125 09/01/55 1,015,608
2,830,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5.250 09/01/60 2,880,351
2,065,000 California State Public Works Board, Lease Revenue Bonds,
Department of Education, Riverside Campus Project, Series
2012H
5.000 04/01/31 2,072,148
545,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5.000 09/02/46 546,488
1,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017C
5.000 09/02/47 1,004,500
745,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5.000 09/02/47 754,140
750,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5.000 09/01/48 754,764

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,455,000 (a) El Monte, California, Senior Lien Certificates of Participation,
Department of Public Services Facility Phase II, Series 2001 -
AMBAC Insured
5.250% 01/01/34 $ 3,462,332
6,200,000 Fresno Joint Powers Financing Authority, California, Lease
Revenue Bonds, Public Safety Projects Series 2025A
4.625 04/01/55 6,294,738
980,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5.000 09/02/40 983,894
2,760,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5.000 12/01/51 2,826,616
10,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5.000 06/01/38 10,057,392
3,220,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5.000 07/01/44 3,372,149
3,580,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5.250 12/01/50 3,906,137
1,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2014-2, Series
2017
5.000 09/01/47 1,007,652
16,657,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 5,991,699
32,445,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 8,536,520
17,239,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 16,920,570
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 1,002,068
1,482,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 1,390,532
3,175,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 3,076,297
2,160,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5.250 09/01/52 2,292,324
15,385,000 San Diego County Regional Transportation Commission,
California, Sales Tax Revenue Bonds, Limited Tax Series 2016A
5.000 04/01/48 15,423,932
325,000 San Diego Redevelopment Agency, California, Subordinate Lien
Tax Increment and Parking Revenue Bonds, Centre City Project,
Series 2003B
5.250 09/01/26 325,630
535,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5.000 08/01/39 537,760
10,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7.000 10/01/26 10,034
3,600,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5.000 09/01/33 3,712,779
2,145,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.125 09/01/37 2,226,379
990,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 1,014,009
600,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5.250 09/01/38 646,830
635,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5.000 10/01/45 643,219
2,540,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5.000 10/01/49 2,545,573
3,645,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5.000 10/01/32 3,656,719
350,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5.250 09/01/35 350,553

Portfolio of Investments February 28, 2026
(continued)
NKX

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 790,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5.250% 09/01/45 $ 790,469
700,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Refunding Series 2016
5.000 09/01/40 703,864
1,400,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Series 2017
5.000 09/01/47 1,406,688
TOTAL TAX OBLIGATION/LIMITED 115,615,891
TRANSPORTATION - 14.5% (9.0% of Total Investments)
6,500,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7
4.000 04/01/47 6,322,864
2,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4.000 01/15/46 1,964,454
4,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019E
5.000 05/15/49 4,115,866
3,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Senior Series 2023A
5.000 07/01/53 3,168,982
4,230,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4.000 07/01/56 3,994,994
13,770,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
5.000 07/01/56 14,283,460
4,535,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5.000 05/01/47 4,600,511
44,650,000 (d) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B, (UB)
5.000 05/01/47 45,294,996
9,500,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023D
5.250 05/01/48 10,352,451
2,025,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4.000 01/15/50 1,904,353
TOTAL TRANSPORTATION 96,002,931
U.S. GUARANTEED - 1.0% (e)(0.6% of Total Investments)
2,040,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5.000 11/15/46 2,084,223
2,250,000 California Infrastructure and Economic Development Bank, First
Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series
2003A, (Pre-refunded 1/01/28) - AMBAC Insured
5.000 07/01/36 2,376,603
2,000,000 Chaffey Community College District, San Bernardino County,
California, General Obligation Bonds, Taxable Refunding Series
2019, (Pre-refunded 6/01/28)
4.000 06/01/43 2,089,390
TOTAL U.S. GUARANTEED 6,550,216
UTILITIES - 28.1% (17.4% of Total Investments)
30,055,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put
8/01/31)
4.000 02/01/52 31,241,767
7,000,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put
3/01/31)
5.000 02/01/54 7,574,456
6,575,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 7,229,285
5,250,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5.250 11/01/54 5,664,201
7,460,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5.000 01/01/55 7,888,479

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,000,000 California Infrastructure and Economic Development Bank, Clean
Water and Drinking Water State Revolving Fund Revenue Bonds,
Green Series 2025
4.125% 10/01/47 $ 2,012,765
4,000,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019
5.000 07/01/39 4,147,683
5,635,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 6,258,884
6,190,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2019A
5.000 06/01/49 6,425,853
2,490,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.000 11/15/35 2,906,934
1,835,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.500 11/15/37 2,239,210
6,015,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5.000 07/01/47 6,082,059
8,340,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5.000 07/01/45 8,595,116
5,190,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5.000 07/01/50 5,334,818
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5.000 07/01/47 3,165,154
1,820,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5.000 07/01/53 1,911,097
8,250,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5.000 07/01/38 8,901,837
5,000,000 Los Angeles, California, Wastewater System Revenue Bonds,
Green Subordinate Series 2018A
5.000 06/01/43 5,196,751
1,000,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5.000 06/15/46 1,014,536
8,660,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 8,679,418
15,000,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Regional Water & Local Water,
Series 2025D
5.000 11/01/55 16,032,585
600,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5.000 08/01/42 607,199
5,000,000 South Coast Water District Financing Authority, California,
Revenue Bonds, Series 2019A
5.000 02/01/44 5,229,993
15,000,000 (b) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5.000 04/01/55 16,146,123
14,530,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5.000 07/01/48 15,325,259
TOTAL UTILITIES 185,811,462
TOTAL MUNICIPAL BONDS
(Cost $1,041,000,688) 1,068,061,453
TOTAL LONG-TERM INVESTMENTS
(Cost $1,041,000,688) 1,068,061,453
FLOATING RATE OBLIGATIONS - (5.1)%   (33,485,000)
MFP SHARES, NET - (21.2)% (f) (140,070,493)
VRDP SHARES, NET - (38.7)% (g) (255,801,320)
OTHER ASSETS & LIABILITIES, NET - 3.2% 21,438,961
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 660,143,601
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments February 28, 2026
(continued)
NKX

See Notes to Financial Statements
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $129,296,835 or 12.1% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) MFP Shares, Net as a percentage of Total Investments is 13.1%.
(g) VRDP Shares, Net as a percentage of Total Investments is 24.0%.

Portfolio of Investments February 28, 2026
NCA
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
X 303,661,108 MUNICIPAL BONDS - 98.2%   X –
CONSUMER STAPLES - 0.6%
$ 70,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000% 06/01/49 $ 62,428
4,895,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0.000 06/01/41 1,864,975
TOTAL CONSUMER STAPLES 1,927,403
EDUCATION AND CIVIC ORGANIZATIONS - 3.2%
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4.000 07/01/50 1,915,565
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/43 1,016,848
335,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/59 277,411
125,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5.000 07/01/55 119,397
220,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5.000 07/01/46 220,016
1,425,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5.250 07/01/52 1,425,628
3,780,000 California State University, Systemwide Revenue Bonds, Series
2017A
5.000 11/01/47 3,834,604
1,070,000 University of California, General Revenue Bonds, Series 2018AZ 5.000 05/15/38 1,124,213
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 9,933,682
HEALTH CARE - 11.3%
4,105,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 4,144,042
1,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5.000 11/15/36 1,038,922
2,045,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4.000 11/15/45 1,919,978
1,815,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4.000 04/01/44 1,780,441
3,700,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4.000 04/01/49 3,440,308
445,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A
5.000 12/01/54 463,351
240,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5.000 10/01/38 240,345
840,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5.000 10/01/44 840,661
3,245,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5.250 07/01/49 3,335,099
1,600,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4.000 02/01/51 1,445,761
2,000,000 California Municipal Finance Authority, Revenue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/47 2,007,727
2,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4.000 07/01/47 1,786,317
120,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/47 120,350
100,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/41 100,431
1,090,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/47 1,056,850

Portfolio of Investments February 28, 2026
(continued)
NCA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 400,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250% 11/01/47 $ 400,136
520,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5.250 11/01/52 530,519
1,000,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5.000 10/01/46 1,006,407
150,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/34 150,197
5,800,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 5,803,168
1,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 1,018,278
245,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5.250 08/15/52 251,194
2,000,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
5.000 05/15/47 2,127,612
TOTAL HEALTH CARE 35,008,094
HOUSING/MULTIFAMILY - 9.9%
1,445,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 949,161
2,190,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4.000 08/01/47 1,768,643
1,650,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 1,262,250
1,285,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 1,043,012
1,972,410 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4.000 03/20/33 2,054,584
1,762,596 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3.500 11/20/35 1,804,523
286,950 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4.250 01/15/35 302,660
1,742,605 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4.375 09/20/36 1,853,734
1,506,036 (b) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4.217 11/20/40 1,530,772
2,320,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4.000 04/01/56 1,822,126
800,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4.000 08/01/58 620,318
125,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3.600 05/01/47 106,558
1,130,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3.250 05/01/57 795,745
1,465,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4.000 10/01/56 1,232,531
2,005,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4.000 10/01/56 1,670,457
2,820,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 2,516,158
2,120,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 1,659,450

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 220,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.000% 07/01/43 $ 182,252
950,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.125 07/01/56 633,406
405,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4.000 09/01/56 296,695
860,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4.000 08/01/56 790,370
530,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4.000 12/01/56 404,318
555,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2
3.000 12/01/56 393,133
795,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4.000 07/01/56 668,187
560,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3.000 06/01/47 406,471
2,035,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 1,255,521
2,080,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 1,504,380
435,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4.400 12/01/54 410,101
755,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4.500 12/01/59 720,860
TOTAL HOUSING/MULTIFAMILY 30,658,376
TAX OBLIGATION/GENERAL - 24.5%
4,000,000 Anaheim Union High School District, Orange County, California,
General Obligation Bonds, 2014 Election Series 2019 - BAM
Insured
3.000 08/01/40 3,786,508
10,000,000 Berkeley Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2020 Series 2024D
4.000 08/01/54 9,694,161
375,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5.250 08/01/46 383,070
5,000 California State, General Obligation Bonds, Series 2013 5.000 02/01/29 5,012
130,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5.000 08/01/34 130,276
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5.000 10/01/48 2,058,590
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2023
5.000 09/01/26 5,074,760
1,000,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series
2017C
5.250 08/01/47 1,013,627
5,000,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5.000 08/01/55 5,186,330
4,200,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4.000 08/01/49 4,045,806
2,000,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Election of 2016 Series 2024
4.000 08/01/51 1,949,973
2,000,000 Franklin-McKinley School District, Santa Clara County, California,
General Obligation Bonds, Election of 2020, Series 2023B
4.250 08/01/49 1,997,331

Portfolio of Investments February 28, 2026
(continued)
NCA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 690,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4.000% 08/01/41 $ 694,667
2,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4.000 08/01/40 2,000,490
519,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 503,728
5,000,000 San Diego Community College District, San Diego County,
California, General Obligation Bonds, Election of 2024, Series
2025A-1
4.000 08/01/50 4,888,319
11,875,000 (c) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A
0.000 09/01/41 13,321,824
19,860,000 (c) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0.000 08/01/42 18,981,924
TOTAL TAX OBLIGATION/GENERAL 75,716,396
TAX OBLIGATION/LIMITED - 8.9%
70,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5.000 09/02/36 70,046
1,000,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5.000 08/01/44 1,053,357
165,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5.000 09/02/46 165,451
400,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5.000 09/01/48 402,541
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5.000 12/01/51 1,024,136
4,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5.000 06/01/39 4,021,600
2,300,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior Lien
Series 2017A
5.000 07/01/42 2,361,135
4,923,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 4,832,065
29,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 29,060
2,095,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 2,029,871
625,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5.250 09/01/52 663,288
135,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5.000 08/01/39 135,696
5,000,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
North Redevelopment Project, Refunding Series 2016A - NPFG
Insured
5.000 08/01/41 5,035,820
30,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7.000 10/01/26 30,101
1,000,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5.000 09/01/33 1,031,328
765,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5.000 09/01/43 779,007
1,335,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2006-1, Series 2018
5.000 09/01/43 1,352,668

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 195,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.750% 09/01/32 $ 203,135
2,185,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5.000 10/01/45 2,213,282
TOTAL TAX OBLIGATION/LIMITED 27,433,587
TRANSPORTATION - 18.1%
1,000,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4.375 07/01/49 980,750
225,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4.000 07/15/29 229,456
10,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5.000 05/15/44 10,589,435
2,670,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5.000 05/15/33 2,838,367
1,480,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5.000 05/15/45 1,554,939
2,345,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.250 07/01/58 2,440,191
3,075,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4.000 07/01/51 2,956,219
3,740,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2016C
5.000 05/01/46 3,748,027
16,295,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5.000 05/01/47 16,530,391
4,200,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5.500 05/01/40 4,784,992
4,160,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5.000 05/01/43 4,269,544
1,035,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5.250 05/01/55 1,092,049
2,885,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5.500 05/01/55 3,106,646
665,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4.000 01/15/50 625,380
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/44 100,074
TOTAL TRANSPORTATION 55,846,460
U.S. GUARANTEED - 1.3% (d)
795,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5.000 11/15/46 812,234
130,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4.000 04/01/49 140,670
3,000,000 Chaffey Community College District, San Bernardino County,
California, General Obligation Bonds, Taxable Refunding Series
2019, (Pre-refunded 6/01/28)
4.000 06/01/43 3,134,085
TOTAL U.S. GUARANTEED 4,086,989

Portfolio of Investments February 28, 2026
(continued)
NCA

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 20.4%
$ 1,375,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000% 07/01/37 $ 1,380,256
3,750,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 11/21/45 3,754,858
1,500,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019
5.000 07/01/39 1,555,381
2,815,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 3,126,665
1,800,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.500 11/15/37 2,196,500
2,425,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5.000 07/01/48 2,469,866
3,395,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5.000 07/01/45 3,549,597
3,795,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022A
5.000 07/01/51 3,916,442
560,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5.000 07/01/53 588,030
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5.000 07/01/51 10,516,907
4,150,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022B
5.000 07/01/47 4,362,415
1,500,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2018B
5.000 07/01/38 1,562,577
2,500,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5.000 07/01/36 2,723,430
6,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5.000 07/01/38 6,474,064
3,000,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.500 11/01/39 3,758,087
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 2,004,485
5,775,000 Riverside, California, Sewer Revenue Bonds, Refunding Series
2018A
5.000 08/01/39 6,082,109
3,000,000 San Diego Public Facilities Financing Authority, California, Water
Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B
5.000 08/01/37 3,028,452
TOTAL UTILITIES 63,050,121
TOTAL MUNICIPAL BONDS
(Cost $296,421,460) 303,661,108
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 2,500,000 VARIABLE RATE DEMAND PREFERRED SHARES - 0.8%   X –
$ 2,500,000 (e) BlackRock MuniHoldings California Quality Fund Inc, Series W-7,
LIQ: Barclays Bank PLC
2.500 09/01/54 $ 2,500,000
TOTAL VARIABLE RATE DEMAND PREFERRED SHARES
(Cost $2,500,000) 2,500,000
TOTAL LONG-TERM INVESTMENTS
(Cost $298,921,460) 306,161,108
OTHER ASSETS & LIABILITIES, NET - 1.0% 2,991,285
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 309,152,393
AMT Alternative Minimum Tax
LIQ Liquidity Agreement

See Notes to Financial Statements
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $37,845,642 or 12.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The rate shown is the coupon as of the end of the reporting period.

Portfolio of Investments February 28, 2026
NAC
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 161.9% (98.9% of Total Investments)
X 3,022,049,630 MUNICIPAL BONDS - 161.9%  (98.9% of Total Investments) X –
CONSUMER STAPLES - 0.7% (0.4% of Total Investments)
$ 1,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5.000% 06/01/47 $ 958,253
2,575,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/49 2,296,450
520,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5.000 06/01/49 520,928
34,035,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 3,642,892
19,000,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007B
0.000 06/01/47 4,741,182
TOTAL CONSUMER STAPLES 12,159,705
EDUCATION AND CIVIC ORGANIZATIONS - 11.8% (7.2% of Total Investments)
6,995,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University, Series 2017B
4.000 04/01/47 6,756,834
5,725,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2016U-7
5.000 06/01/46 6,768,063
4,385,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5.000 11/01/53 4,594,556
650,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5.000 07/01/55 609,856
1,500,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4.000 07/01/61 1,124,773
9,560,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4.500 05/15/55 9,632,433
27,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5.250 05/15/59 29,142,669
1,350,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/53 1,297,408
800,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4.000 11/01/36 800,839
1,000,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4.500 11/01/46 951,387
8,395,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5.500 07/01/60 9,067,874
1,210,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5.000 10/01/39 1,216,898
2,980,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5.000 10/01/57 2,683,740
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5.000 07/01/46 969,626
3,820,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/43 3,884,358
1,650,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4.000 12/31/47 1,485,834
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/47 4,021,894

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5.000% 08/01/48 $ 979,335
3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/59 2,691,298
750,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5.000 08/01/42 756,578
1,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Camino Nuevo Charter Academy Sustainability Series
2023A
5.250 06/01/53 1,551,162
175,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5.000 05/01/27 176,063
1,215,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5.000 07/01/55 1,160,540
1,320,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5.000 06/01/61 1,144,370
1,100,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5.375 05/01/63 1,100,623
1,615,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5.000 07/01/45 1,615,268
2,150,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5.000 07/01/46 2,150,161
7,995,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5.000 07/01/46 7,999,100
8,340,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5.250 07/01/52 8,343,674
1,500,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5.000 07/01/43 1,501,321
800,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6.000 07/01/51 802,416
90,000 California State University, Systemwide Revenue Bonds, Series
2015A
5.000 11/01/43 90,116
10,440,000 California State University, Systemwide Revenue Bonds, Series
2018A
5.000 11/01/43 10,934,899
1,965,000 California State University, Systemwide Revenue Bonds, Series
2018A
5.000 11/01/48 2,022,786
2,935,000 University of California, General Revenue Bonds, Limited Project
Series 2017M
5.000 05/15/52 2,976,229
8,500,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5.000 05/15/43 8,855,740
10,390,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
4.000 05/15/48 10,111,483
3,930,000 University of California, General Revenue Bonds, Series 2018AZ 5.000 05/15/38 4,129,117
19,025,000 University of California, General Revenue Bonds, Series 2018AZ 5.000 05/15/48 19,572,528
12,810,000 University of California, General Revenue Bonds, Series 2020BE 4.000 05/15/47 12,780,622
10,000,000 University of California, General Revenue Bonds, Series 2024BW 5.000 05/15/54 10,596,062
18,240,000 (b) University of California, General Revenue Bonds, Series 2025CF 5.250 11/15/41 21,668,443
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 220,718,976
FINANCIALS - 0.0% (0.0% of Total Investments)
1,261,006 (c) Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. 0.000 08/01/54 275,120
TOTAL FINANCIALS 275,120

Portfolio of Investments February 28, 2026
(continued)
NAC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 27.6% (16.9% of Total Investments)
$ 6,365,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
4.000% 11/15/41 $ 6,373,008
19,795,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 19,983,266
20,215,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
4.000 11/15/48 18,562,921
13,110,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5.000 11/15/48 13,261,116
5,890,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5.000 11/15/38 6,099,454
7,960,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A
4.000 03/01/39 7,959,832
7,870,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2013A
4.000 03/01/43 7,505,303
15,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Medical Center, Refunding Series 2016B
4.000 08/15/39 15,023,154
7,400,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/47 7,355,667
1,030,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital of Orange County, Series 2024A
5.000 11/01/54 1,090,492
16,625,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4.000 11/15/45 15,608,621
30,630,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5.000 11/15/49 30,740,041
31,810,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4.000 04/01/44 31,204,312
8,475,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4.000 04/01/45 8,159,012
2,720,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4.000 04/01/49 2,529,091
4,430,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A
5.000 12/01/54 4,612,691
24,625,000 California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospital at Stanford, Refunding
Forward Delivery Series 2022A
4.000 05/15/51 23,260,307
2,230,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5.000 10/01/38 2,233,204
16,375,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5.000 10/01/44 16,387,881
23,330,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A - BAM
Insured
4.000 10/01/47 21,785,125
17,635,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5.250 07/01/49 18,124,643
21,020,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5.250 07/01/54 21,436,526
16,185,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4.000 02/01/51 14,624,772
3,095,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/42 3,129,734
685,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/47 686,999
11,830,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/36 11,918,657
1,420,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/41 1,426,118
9,335,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/47 9,051,101
6,770,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/47 6,772,298
5,330,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5.250 11/01/52 5,437,822
12,485,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5.000 10/15/47 12,494,417

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 14,550,000 California Public Finance Authority, Revenue Bonds, Hoag
Memorial Hospital Presbyterian, Fixed Period Series 2022A
4.000% 07/15/51 $ 13,919,505
5,310,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5.000 10/01/46 5,344,020
1,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/34 1,001,312
1,200,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 1,201,601
2,375,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 2,378,308
13,235,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 13,242,230
46,490,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 47,339,730
2,345,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5.000 03/01/35 2,347,160
5,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5.000 03/01/42 5,105,496
3,760,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5.000 03/01/48 3,791,472
6,465,000 California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A
4.000 08/15/51 5,878,314
4,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5.000 01/01/48 4,065,205
2,475,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5.250 08/15/52 2,537,577
2,685,000 Madera County, California, Certificates of Participation, Valley
Children's Hospital Project, Series 1995 - NPFG Insured
5.750 03/15/28 2,774,289
21,355,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5.000 11/01/36 21,370,777
4,500,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
4.000 11/01/39 3,822,040
9,000,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
5.000 05/15/47 9,574,254
4,410,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
4.000 05/15/53 4,161,977
755,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2023A
5.750 07/01/53 791,149
TOTAL HEALTH CARE 515,484,001
HOUSING/MULTIFAMILY - 18.6% (11.4% of Total Investments)
11,535,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 7,576,869
22,070,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4.000 08/01/47 17,823,725
35,110,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 26,859,150
660,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4.000 02/01/50 498,804
2,020,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5.000 08/01/50 1,937,335

Portfolio of Investments February 28, 2026
(continued)
NAC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,385,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5.000% 08/01/49 $ 1,303,244
9,320,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 7,564,877
20,331,971 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4.000 03/20/33 21,179,041
13,034,902 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3.500 11/20/35 13,344,964
4,876,905 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3.250 08/20/36 4,866,560
2,960,993 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4.250 01/15/35 3,123,099
17,362,769 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4.375 09/20/36 18,470,026
14,347,241 (d) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4.217 11/20/40 14,582,885
1,500,000 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-1
4.050 07/20/41 1,518,489
1,465,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.500 07/01/50 1,543,088
1,000,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6.000 07/01/53 1,094,399
23,750,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4.000 04/01/56 18,653,233
8,060,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4.000 08/01/58 6,249,706
3,265,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3.600 05/01/47 2,783,307
11,510,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3.250 05/01/57 8,105,334
12,910,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4.000 10/01/56 10,861,417
7,425,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3.500 10/01/46 6,509,973
20,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4.000 10/01/56 17,079,489
26,165,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 23,345,842
4,450,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2.875 08/01/41 4,311,701
7,030,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3.125 08/01/56 5,397,626
3,565,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1
3.400 10/01/46 2,917,794
23,660,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 18,520,087
2,215,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.000 07/01/43 1,834,946
9,645,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.125 07/01/56 6,430,737

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 7,345,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4.000% 09/01/56 $ 5,380,796
450,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4.000 03/01/57 339,797
11,140,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4.000 08/01/56 10,238,054
4,020,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4.000 12/01/56 3,066,710
8,025,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4.000 07/01/56 6,744,903
2,010,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4.000 09/01/46 1,726,344
5,700,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3.000 06/01/47 4,137,295
20,760,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 12,808,169
21,185,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 15,322,257
4,190,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4.400 12/01/54 3,950,162
7,290,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4.500 12/01/59 6,960,359
TOTAL HOUSING/MULTIFAMILY 346,962,593
LONG-TERM CARE - 0.5% (0.3% of Total Investments)
6,120,000 California Municipal Finance Authority, Revenue Bonds,
HumanGood California Obligated Group, Refunding Series 2019
4.000 10/01/37 6,130,961
1,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Odd Fellows Home of California Project, Insured
Refunding Series 2023A
4.000 04/01/43 1,924,025
1,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Odd Fellows Home of California Project, Insured
Refunding Series 2023A
4.125 04/01/53 970,275
TOTAL LONG-TERM CARE 9,025,261
TAX OBLIGATION/GENERAL - 31.6% (19.3% of Total Investments)
20,995,000 Berkeley Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2020 Series 2024D
4.000 08/01/54 20,352,891
4,420,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5.250 08/01/46 4,515,117
2,500,000 California State, General Obligation Bonds, Refunding Various
Purpose Bid Group C Series 2016
5.000 09/01/32 2,535,881
4,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2016
5.000 09/01/35 4,052,623
3,570,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021. Forward Delivery
5.000 09/01/41 3,943,910
50,000 California State, General Obligation Bonds, Series 2013 5.000 02/01/29 50,117
1,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2016
5.000 09/01/34 1,013,654
14,780,000 California State, General Obligation Bonds, Various Purpose
Series 2017
5.000 11/01/47 15,042,082
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5.000 10/01/48 5,146,474
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4.000 11/01/45 1,769,957
5,250,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.250 08/01/55 5,752,550

Portfolio of Investments February 28, 2026
(continued)
NAC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,400,000 Central Unified School District, Fresno County, California,
General Obligation Bonds, 2016 Election Series 2018B.
4.000% 08/01/48 $ 5,254,523
7,850,000 Cerritos Community College District, California, General
Obligation Bonds, Election of 2022 Series 2024A
4.000 08/01/49 7,768,677
7,860,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C - BAM Insured
3.000 08/01/44 6,834,990
15,285,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Election of 2016 Series 2024
4.000 08/01/51 14,902,670
5,000,000 Elk Grove Unified School District, Sacramento County, California,
General Obligation Bonds, Election of 2016, Series 2017
4.000 08/01/46 4,909,628
5,000,000 Franklin-McKinley School District, Santa Clara County, California,
General Obligation Bonds, Election of 2020, Series 2023B
4.250 08/01/49 4,993,328
15,250,000 Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4.000 08/01/50 14,887,617
6,185,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4.000 08/01/47 6,135,718
5,150,000 Hacienda La Puente Unified School District Facilities Financing
Authority, California, General Obligation Revenue Bonds,
Program Series 2007 - AGM Insured
5.000 08/01/26 5,213,927
3,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4.000 08/01/47 2,967,623
5,585,000 Lake Elsinore Unified School District, Riverside County, California,
General Obligation Bonds, 2016 Election Series B - BAM Insured
4.000 08/01/49 5,419,126
5,630,000 (e) Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2010 - AGM Insured
0.000 08/01/45 5,233,275
4,140,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4.000 08/01/41 4,168,004
14,425,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5.000 06/30/26 14,563,125
1,285,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Measure Q Series 2020C
4.000 07/01/40 1,328,369
44,585,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5.000 06/25/26 44,973,835
3,100,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4.000 08/01/42 3,113,461
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4.000 08/01/40 10,002,450
7,500,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4.000 08/01/45 7,439,365
4,100,000 Monrovia Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2001B - FGIC Insured
0.000 08/01/27 3,967,688
4,650,000 Monterey Peninsula Community College District, Monterey
County, California, General Obligation Bonds, Election of 2020
Series 2024B
4.000 08/01/51 4,547,977
6,950,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4.000 08/01/47 6,952,093
5,330,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5.250 08/01/55 5,822,729
10,765,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B - FGIC
Insured
0.000 08/01/27 10,464,332
2,250,000 Oak Grove School District, Santa Clara County, California,
General Obligation Bonds, Election of 2022, Series 2026
4.250 08/01/54 2,254,287
5,000,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/48 5,375,984
11,890,000 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2022 Election Series 2025
4.250 08/01/55 11,619,581

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 10,330,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
0.000% 08/01/35 $ 6,598,041
5,000,000 Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6.375 08/01/45 5,823,402
7,350,000 Pleasant Valley School District, Ventura County, California,
General Obligation Bonds, Refunding Series B
4.000 08/01/46 7,327,713
16,736,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 16,243,516
28,000,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B
0.000 08/01/44 13,021,537
9,000,000 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Dedicated Unlimited Ad Valorem
Property Tax, 2018 Election Green Series 2023G-3
4.000 07/01/53 8,706,333
7,500,000 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds Election of 2016 Green Series 2022D-1
4.250 08/01/52 7,499,998
9,760,000 San Francisco Community College District, California, General
Obligation Bonds, Election 2020 Series 2020A
4.000 06/15/45 9,761,511
4,970,000 San Rafael City High School District, Marin County, California,
General Obligation Bonds, Series 2004B - FGIC Insured
0.000 08/01/27 4,808,940
10,000,000 Santa Cruz City High School District, Santa Cruz County,
California, General Obligation Bonds, Election of 2022, Series
2024A
4.000 08/01/54 9,694,161
5,530,000 (e) Stockton Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2008 Series 2011D - AGM
Insured
0.000 08/01/50 6,489,577
26,000,000 (e) Sylvan Union School District, Stanislaus County, California,
General Obligation Bonds, Election of 2006, Series 2010 - AGM
Insured
0.000 08/01/49 24,415,417
4,740,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5.500 08/01/38 4,770,523
4,830,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5.500 08/01/40 4,861,131
20,510,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5.000 08/01/43 20,519,334
4,355,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5.500 08/01/38 4,383,043
3,500,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5.500 08/01/40 3,522,559
8,410,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4.000 08/01/45 8,409,623
750,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B - AGM Insured
4.250 08/01/45 766,720
2,575,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B
5.250 08/01/48 2,816,892
140,160,000 (e) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0.000 08/01/42 133,963,064
TOTAL TAX OBLIGATION/GENERAL 589,692,673
TAX OBLIGATION/LIMITED - 13.4% (8.2% of Total Investments)
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5.000 10/01/36 1,655,519
615,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5.000 09/02/36 615,403
1,200,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5.000 08/01/44 1,264,028

Portfolio of Investments February 28, 2026
(continued)
NAC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 13,520,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2014E
5.000% 09/01/39 $ 13,545,404
1,605,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5.000 09/02/46 1,609,383
2,550,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017C
5.000 09/02/47 2,561,475
2,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5.000 09/02/47 2,024,537
1,355,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5.000 09/01/43 1,373,720
5,250,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5.000 09/01/43 5,838,609
980,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5.000 09/02/40 983,894
5,620,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5.000 06/01/37 5,654,306
10,455,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5.000 06/01/38 10,515,003
5,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5.000 07/01/39 5,273,650
20,735,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5.000 07/01/44 21,714,756
3,995,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior Lien
Series 2017A
5.000 07/01/42 4,101,188
2,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5.000 12/01/49 2,085,186
8,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5.250 12/01/54 8,649,166
1,835,000 Modesto, California, Speical Tax Bonds, Community Faclities
District 2004-1 Village One 2, Refunding Series 2014
5.000 09/01/31 1,838,314
1,000,000 Norco Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 1, Series 2009
7.000 03/01/34 1,003,680
6,055,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Limited Tax Series 2019
5.000 02/15/41 6,406,868
8,831,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 3,176,604
14,741,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 3,878,466
82,962,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 81,429,568
5,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 5,511,376
43,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 40,346
8,185,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 7,930,547
815,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4.250 09/01/47 816,762
5,000,000 Riverside County Transportation Commission, California, Sales
Tax Revenue Bonds, Refunding Limited Tax Series 2017B
5.000 06/01/38 5,226,201
4,250,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0.000 12/01/31 3,624,494
610,000 San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008
7.750 08/01/28 612,602

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,325,000 San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008
8.000% 08/01/38 $ 1,330,617
1,605,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5.000 08/01/39 1,613,281
5,000,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
North Redevelopment Project, Refunding Series 2016A - NPFG
Insured
5.000 08/01/41 5,035,820
280,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7.000 10/01/26 280,944
2,500,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5.000 09/01/37 2,577,660
495,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 509,285
1,435,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.750 09/01/32 1,494,862
5,520,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 5,653,871
1,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5.750 09/01/48 1,805,637
4,315,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5.000 10/01/45 4,370,853
7,285,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5.000 10/01/49 7,300,983
1,315,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5.000 10/01/32 1,319,228
2,105,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Refunding Series 2016
5.000 09/01/40 2,116,618
4,205,000 West Sacramento, California, Special Tax Bonds, Community
Facilities District 27 Bridge District, Series 2017
5.000 09/01/47 4,225,089
TOTAL TAX OBLIGATION/LIMITED 250,595,803
TRANSPORTATION - 26.9% (16.4% of Total Investments)
7,025,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2023F-2
4.125 04/01/54 6,932,861
10,000,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7
4.000 04/01/37 10,106,840
5,760,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4.500 07/01/54 5,700,628
7,775,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4.000 07/15/29 7,928,968
10,979,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4.000 01/15/46 10,783,869
7,500,000 Long Beach, California, Harbor Revenue Bonds, Series 2019A 5.000 05/15/49 7,791,745
11,400,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5.250 05/15/50 12,094,451
13,600,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT), (UB)
5.250 05/15/50 14,428,467
4,160,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5.000 05/15/46 4,311,528
13,625,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5.000 05/15/51 13,936,852
4,850,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5.000 05/15/42 5,202,127
5,080,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5.000 05/15/52 5,185,832

Portfolio of Investments February 28, 2026
(continued)
NAC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 24,405,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5.000% 05/15/46 $ 24,438,115
3,310,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5.000 05/15/44 3,365,437
5,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018D, (AMT)
5.000 05/15/48 5,084,466
5,485,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019E
5.000 05/15/44 5,760,310
945,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5.000 05/15/37 1,040,768
22,230,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5.000 05/15/46 23,108,810
3,750,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5.000 05/15/45 3,939,878
4,780,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4.000 06/01/47 4,414,354
7,750,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4.000 06/01/46 7,265,950
20,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.250 07/01/58 20,811,866
3,600,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2019A
5.000 07/01/34 3,934,680
1,250,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2019A
5.000 07/01/36 1,357,006
6,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4.000 07/01/51 5,768,232
34,270,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5.000 05/01/47 34,765,051
3,040,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/38 3,209,628
43,180,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/44 44,488,596
22,345,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/49 22,690,219
16,410,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5.500 05/01/42 18,461,683
11,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5.500 05/01/43 12,272,308
1,845,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5.750 05/01/48 2,008,771
22,835,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/46 22,859,776
10,910,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5.000 05/01/42 11,074,546
3,775,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5.000 05/01/48 3,819,002
24,820,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5.250 05/01/48 25,282,121

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 4,900,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000% 05/01/40 $ 5,142,058
3,540,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/50 3,585,644
7,510,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019F
5.000 05/01/50 7,724,938
4,135,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5.250 05/01/55 4,362,920
10,815,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5.500 05/01/55 11,645,885
30,000,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D, (AMT),
(UB)
5.250 05/01/55 31,653,588
16,936,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4.000 01/15/50 15,926,970
6,250,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5.000 03/01/47 6,276,153
TOTAL TRANSPORTATION 501,943,897
U.S. GUARANTEED - 2.3% (g)(1.4% of Total Investments)
18,400,000 Antelope Valley Community College District, Los Angeles
County, California, General Obligation Bonds, Election 2016
Series 2017A, (Pre-refunded 2/15/27)
5.250 08/01/42 18,967,622
12,880,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5.000 11/15/46 13,159,217
95,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4.000 04/01/49 102,797
55,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5.000 05/15/37 62,339
70,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5.000 05/15/46 79,341
5,840,000 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, (ETM)
5.375 08/15/29 6,298,039
905,000 Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5.000 08/15/34 1,061,032
2,000,000 Puerto Rico Public Finance Corporation, Commonwealth
Appropriation Bonds, Series 2002E, (ETM)
6.000 08/01/26 2,029,338
1,460,000 Rohnert Park Community Development Commission, California,
Tax Allocation Bonds, Redevelopment Project Series 2007R -
FGIC Insured, (ETM)
5.000 08/01/37 1,528,708
5,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5.000 05/01/48 5,199
TOTAL U.S. GUARANTEED 43,293,632
UTILITIES - 28.5% (17.4% of Total Investments)
44,950,000 (d),(f) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5.250 11/01/54 48,496,348
5,000,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5.000 05/01/54 5,454,475
38,915,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5.000 01/01/55 41,150,153
5,150,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5.000 08/01/55 5,575,331

Portfolio of Investments February 28, 2026
(continued)
NAC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 10,000,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5.000% 10/01/55 $ 10,662,683
2,000,000 California Infrastructure and Economic Development Bank, Clean
Water and Drinking Water State Revolving Fund Revenue Bonds,
Green Series 2025
4.125 10/01/47 2,012,765
3,925,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 07/01/37 3,940,003
69,535,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 11/21/45 69,625,076
2,200,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2017A
5.000 06/01/45 2,240,962
5,000,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2019A
5.000 06/01/49 5,190,511
2,500,000 El Dorado Irrigation District, California, Certificates of
Participation, Revenue Bonds, Series 2024A
4.000 03/01/50 2,411,779
14,140,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.000 11/15/35 16,507,647
7,610,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.500 11/15/37 9,286,315
62,085,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5.000 07/01/47 62,777,161
8,960,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5.000 07/01/38 9,333,793
3,910,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5.000 07/01/39 4,060,366
8,980,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5.000 07/01/45 9,254,694
8,960,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5.000 07/01/40 9,588,595
5,105,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5.000 07/01/45 5,337,466
24,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5.000 07/01/50 25,312,116
2,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021C
5.000 07/01/51 2,064,001
4,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5.000 07/01/47 4,220,206
6,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5.000 07/01/52 6,731,448
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5.000 07/01/39 3,291,591
2,325,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5.000 07/01/41 2,529,937
4,370,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5.000 07/01/53 4,588,732
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5.000 07/01/55 10,463,699
3,500,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022B
5.000 07/01/52 3,615,955
2,875,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5.000 07/01/49 3,015,181
35,245,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A
5.000 07/01/44 35,608,972
2,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5.000 07/01/36 2,178,744
3,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5.000 07/01/38 3,237,032
5,000,000 Los Angeles, California, Wastewater System Revenue Bonds,
Green Subordinate Series 2018A
5.000 06/01/43 5,196,751

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 6,500,000 Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Series 2023A
5.000% 04/01/53 $ 6,879,545
7,525,000 Moulton Niguel Water District, California, Certificates of
Participation, Series 2019
3.000 09/01/44 6,584,543
4,415,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 4,424,900
2,250,000 Roseville Finance Authority, California,Electric System Revenue
Bonds, Series 2026.
5.000 02/01/45 2,513,196
1,900,000 Roseville Finance Authority,California, Electric System Revenue
Bonds, Series 2026.
5.000 02/01/46 2,098,103
2,950,000 Sacramento County Sanitation Districts Financing Authority,
California, Revenue Bonds, Sacramento Regional County
Sanitation District, Series 2020A
5.000 12/01/50 3,079,381
16,670,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Climate Certified Green Series 2023K
5.000 08/15/53 17,666,916
1,510,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Series 2020H
5.000 08/15/50 1,571,899
7,000,000 Sacremento Municipal Utility District, California, Electric Revenue
Bonds, Series 2019G
5.000 08/15/41 7,495,359
4,000,000 San Diego Public Facilities Financing Authority, California, Water
Revenue Bonds, Senior Series 2023A
4.000 08/01/52 3,904,541
1,180,000 San Diego Public Facilities Financing Authority, California, Water
Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B
5.000 08/01/37 1,191,191
1,250,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5.000 08/01/38 1,276,135
4,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5.000 11/01/33 4,531,984
31,970,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5.000 07/01/48 33,719,788
TOTAL UTILITIES 531,897,969
TOTAL MUNICIPAL BONDS
(Cost $2,975,351,889) 3,022,049,630
TOTAL LONG-TERM INVESTMENTS
(Cost $2,975,351,889) 3,022,049,630
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9% (1.1% of Total Investments)
X 35,000,000 MUNICIPAL BONDS - 1.9%  (1.1% of Total Investments) X –
TRANSPORTATION - 1.9% (1.1% of Total Investments)
$ 35,000,000 (h) Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2024A
1.100 04/01/59 $ 35,000,000
TOTAL TRANSPORTATION 35,000,000
TOTAL MUNICIPAL BONDS
(Cost $35,000,000) 35,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,000,000) 35,000,000
TOTAL INVESTMENTS - 163.8%
(Cost $3,010,351,889) 3,057,049,630
FLOATING RATE OBLIGATIONS - (3.7)%   (68,590,000)
MFP SHARES, NET - (13.8)% (i) (256,956,885)
VRDP SHARES, NET - (47.2)% (j) (881,741,949)
OTHER ASSETS & LIABILITIES, NET - 0.9% 16,691,158
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,866,451,954
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments February 28, 2026
(continued)
NAC

See Notes to Financial Statements
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $430,521,809 or 14.1% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax
Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) MFP Shares, Net as a percentage of Total Investments is 8.4%.
(j) VRDP Shares, Net as a percentage of Total Investments is 28.8%.

Portfolio of Investments February 28, 2026
NXJ
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 168.3% (99.6% of Total Investments)
X 902,353,072 MUNICIPAL BONDS - 168.3%  (99.6% of Total Investments) X –
CONSUMER STAPLES - 5.3% (3.2% of Total Investments)
$ 8,525,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4.000% 06/01/37 $ 8,567,711
12,895,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/46 12,918,433
7,250,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 7,183,483
TOTAL CONSUMER STAPLES 28,669,627
EDUCATION AND CIVIC ORGANIZATIONS - 19.9% (11.8% of Total Investments)
1,000,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4.000 07/01/53 905,824
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6.000 06/15/62 739,797
1,600,000 Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology CHF-
Newark, LLC-NJIT Student Housing Project, Series 2021A - BAM
Insured
4.000 08/01/51 1,511,940
1,000,000 Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology CHF-
Newark, LLC-NJIT Student Housing Project, Series 2021A - BAM
Insured
4.000 08/01/56 926,853
1,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Fossil Park & Student Center Projects,
Series 2021 - BAM Insured
4.000 07/01/46 993,451
3,210,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5.000 07/01/49 3,352,380
4,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5.000 07/01/54 4,149,193
1,290,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5.000 07/01/32 1,480,185
885,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5.000 07/01/33 1,027,989
715,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5.000 07/01/34 837,233
1,060,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5.125 11/01/55 1,063,367
1,000,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5.000 07/01/50 947,724
840,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
3.000 06/01/32 842,960
500,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
5.000 06/01/32 519,908
770,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4.000 07/01/39 770,218
6,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024A-1
5.000 03/01/37 7,035,192
10,000,000 (a) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B, (UB)
4.000 03/01/53 9,834,979
2,000,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5.000 07/01/64 2,390,717
330,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3.750 07/01/37 252,220
3,830,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4.000 07/01/42 2,748,666
1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5.000 07/01/35 1,201,152

Portfolio of Investments February 28, 2026
(continued)
NXJ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 775,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2017D
3.500% 07/01/44 $ 647,241
515,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5.000 07/01/38 515,424
1,935,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5.000 07/01/43 1,935,577
1,980,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3.000 07/01/46 1,473,597
1,060,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5.000 07/01/37 1,083,313
2,280,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5.000 07/01/42 2,309,130
1,050,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4.000 07/01/47 957,455
3,160,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5.000 07/01/47 3,176,102
4,560,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2015C
5.000 07/01/40 4,563,625
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B - AGM Insured
5.000 07/01/42 2,033,310
2,295,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B - AGM Insured
5.000 07/01/47 2,314,433
875,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2021B,
(AMT)
2.500 12/01/40 848,022
8,295,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022B,
(AMT)
4.000 12/01/41 8,398,111
365,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3.750 12/01/30 367,331
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4.000 12/01/32 370,142
290,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4.000 12/01/33 290,091
315,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4.000 12/01/35 315,049
1,180,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4.000 12/01/44 1,162,320
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4.250 12/01/45 1,033,511
2,650,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B, (AMT)
4.500 12/01/45 2,777,845
2,430,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3.250 12/01/51 1,757,200
2,500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2022C, (AMT)
5.000 12/01/52 2,500,647
365,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2019B, (AMT)
3.250 12/01/39 359,960
465,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3.500 12/01/39 461,215
6,855,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)
4.250 12/01/47 6,440,935
4,795,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)
3.625 12/01/49 3,712,094
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C, (AMT)
4.250 12/01/50 877,920
1,060,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.000 07/01/45 1,159,359
3,430,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.250 07/01/50 3,730,983
2,865,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.250 07/01/55 3,092,220

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,560,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of Paterson,
Series 2024A
5.000% 01/01/55 $ 1,503,143
1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter School,
Series 2023
5.500 07/01/58 1,021,170
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 106,720,423
HEALTH CARE - 14.9% (8.8% of Total Investments)
2,880,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2.375 07/01/46 1,905,211
1,215,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3.000 07/01/51 910,924
85,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5.000 07/01/27 85,176
1,935,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, AHS Hospital Corporation, Refunding Series 2016
4.000 07/01/41 1,938,986
700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5.000 07/01/28 726,048
4,140,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5.000 07/01/57 4,175,217
210,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hunterdon Medical Center, Refunding Series 2014A
4.000 07/01/45 202,579
13,810,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5.000 07/01/42 14,065,852
6,220,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4.125 07/01/54 5,736,471
5,880,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5.250 07/01/54 6,260,517
830,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5.000 07/01/32 836,922
1,055,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5.000 07/01/33 1,063,665
1,370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5.000 07/01/34 1,381,174
2,150,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5.000 07/01/43 2,162,766
375,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2024A
4.250 07/01/54 355,679
1,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2024B
5.000 07/01/36 1,171,044
2,055,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4.000 07/01/45 2,046,687
2,155,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
3.000 07/01/51 1,655,602
1,755,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4.000 07/01/51 1,683,743
1,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3.000 07/01/32 1,525,100
1,135,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4.000 07/01/34 1,136,151
2,100,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5.000 07/01/35 2,106,660
4,265,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5.000 07/01/36 4,276,563

Portfolio of Investments February 28, 2026
(continued)
NXJ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,085,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5.000% 07/01/41 $ 3,091,127
6,595,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4.000 07/01/48 5,764,808
3,875,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
4.125 07/01/38 3,876,889
3,915,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
5.000 07/01/46 3,921,493
1,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4.000 07/01/44 1,430,435
5,350,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
3.000 07/01/49 4,236,500
TOTAL HEALTH CARE 79,729,989
HOUSING/MULTIFAMILY - 7.4% (4.4% of Total Investments)
450,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5.000 07/01/47 435,629
1,400,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5.000 01/01/50 1,323,821
1,900,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5.000 01/01/48 1,891,051
6,575,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5.000 07/01/47 5,987,791
3,277,596 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Cherry Garden Apartments Project,
Series 2021B
2.375 01/01/39 2,722,773
1,729,098 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5.250 12/20/65 1,907,964
3,500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Forest Hill House, Series 2024A-1
5.000 01/20/66 3,598,430
1,785,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Montgomery Gateway Apartments,
Series 2025A
4.550 05/01/41 1,907,681
4,320,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4.000 11/01/45 4,187,173
2,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2017D, (AMT)
3.900 11/01/32 2,001,780
1,750,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2017D, (AMT)
4.250 11/01/37 1,751,502
1,150,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2.300 11/01/40 948,387
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2.450 11/01/45 362,569
1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2.550 11/01/50 667,416
1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2.625 11/01/56 648,863
1,500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2.250 11/01/36 1,307,600
1,270,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2.650 11/01/46 933,002
1,445,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2.700 11/01/51 992,668
1,310,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2.750 11/01/56 869,200
1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023C, (AMT)
5.000 11/01/38 1,045,972

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4.350% 05/01/45 $ 1,013,736
1,500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4.550 05/01/55 1,502,084
1,175,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4.600 05/01/60 1,172,819
690,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2024A
4.500 05/01/50 680,773
TOTAL HOUSING/MULTIFAMILY 39,860,684
HOUSING/SINGLE FAMILY - 13.1% (7.7% of Total Investments)
5,280,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3.600 04/01/33 5,316,774
3,025,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3.750 10/01/35 3,040,858
2,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3.800 10/01/32 2,854,681
4,585,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3.500 10/01/34 4,618,908
4,835,000 (a) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C, (UB)
3.850 10/01/39 4,855,700
2,780,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3.950 10/01/44 2,782,939
4,810,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2.050 10/01/35 4,197,430
6,235,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2.250 10/01/40 5,085,296
3,210,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2.400 10/01/45 2,418,856
1,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4.150 10/01/39 1,022,915
1,335,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4.550 10/01/44 1,359,490
1,500,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4.700 10/01/50 1,504,477
5,995,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
1.900 10/01/36 5,084,456
4,625,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2.150 10/01/41 3,560,757
8,070,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2.400 04/01/52 5,474,372
4,040,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4.500 10/01/42 4,162,432
2,980,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4.600 10/01/46 3,004,641
1,000,000 (a) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4.150 10/01/38 1,033,002
2,300,000 (a) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4.500 10/01/43 2,331,843
3,850,000 (a) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4.700 10/01/48 3,862,863
2,455,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5.050 10/01/45 2,543,973
TOTAL HOUSING/SINGLE FAMILY 70,116,663
INDUSTRIALS - 0.6% (0.4% of Total Investments)
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
4.750 06/15/32 1,000,718
1,225,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5.125 06/15/43 1,225,277
1,000,000 (c) New Jersey Economic Development Authority, New Jersey, Dock
and Wharf Facility Revenue Bonds, Repauno Port & Rail Terminal
Project, Series 2025, (AMT)
6.625 01/01/45 1,050,085
TOTAL INDUSTRIALS 3,276,080

Portfolio of Investments February 28, 2026
(continued)
NXJ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 0.8% (0.4% of Total Investments)
$ 1,110,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250% 01/01/44 $ 1,100,654
2,683,235 (c) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5.000 01/01/40 1,906,791
1,410,000 (c) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5.750 10/01/38 1,038,136
TOTAL LONG-TERM CARE 4,045,581
TAX OBLIGATION/GENERAL - 21.5% (12.7% of Total Investments)
1,780,000 Bridgewater & Raritan School District, Somerset County, New
Jersey, General Obligation Bonds, Series 2024
4.000 07/15/45 1,781,521
2,920,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4.000 10/01/43 2,939,670
1,470,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2.000 05/15/30 1,410,439
1,475,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2.000 05/15/31 1,393,224
600,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building Projects,
County Guaranteed Series 2025
5.000 03/17/26 600,596
2,000,000 Essex County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes, Series 2025
4.000 07/08/26 2,011,595
3,000,000 Ewing Township, Mercer County, New Jersey, General Obligation
Bonds, Bond Anticipation Notes Series 2025
4.000 12/22/26 3,042,132
1,000,000 Freehold Township Board of Education, Monmouth County, New
Jersey, General Obligation Bonds, School Series 2025
4.000 08/15/41 1,046,384
625,000 Gloucester County Improvement Authority, New Jersey, General
Obligation Loan Revenue Bonds, Health Sciences Educational
Facilities Projects Series 2024
5.000 03/01/32 724,643
500,000 Gloucester County Improvement Authority, New Jersey, General
Obligation Loan Revenue Bonds, Health Sciences Educational
Facilities Projects Series 2024
5.000 03/01/36 586,064
680,000 Hamilton Township, Mercer County Board of Education, New
Jersey, General Obligation Bonds, Series 2017
3.250 12/15/38 680,084
1,340,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.125 03/01/31 1,354,266
1,110,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.250 03/01/32 1,122,382
1,255,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.500 03/01/36 1,268,486
1,040,000 Hudson County Improvement Authority, New Jersey, County
Guaranteed Governmental Loan Revenue Bonds, Guttenberg
General Obligation Bond Project, Series 2018
5.000 08/01/42 1,041,040
2,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4.000 10/01/46 1,982,840
2,390,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4.000 10/01/51 2,269,537
4,235,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5.000 05/01/46 4,241,980
9,775,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5.250 05/01/51 9,789,467
650,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4.000 08/15/40 683,002
500,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4.000 08/15/41 520,035
880,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4.125 08/15/42 911,418

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Jersey City, New Jersey, General Obligation Bonds, General
Improvement Series 2022A
3.000% 02/15/37 $ 4,853,622
1,000,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5.000 11/01/29 1,046,003
515,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5.000 11/01/31 537,675
440,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5.000 11/01/33 457,721
1,850,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1.000 08/15/30 1,716,079
1,585,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
4.000 08/15/42 1,621,572
2,255,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4.000 07/15/43 2,304,913
5,195,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4.000 07/15/44 5,260,081
1,000,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2021A
3.000 03/01/36 1,008,252
1,825,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5.000 12/01/32 2,145,779
1,000,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5.000 12/01/35 1,222,531
1,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4.250 08/01/44 1,530,290
35,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4.375 08/01/45 35,632
1,110,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural
Center Project, Series 2017 - AGM Insured
4.000 09/15/44 1,114,750
2,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/27 2,075,485
3,180,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/31 3,466,079
3,940,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3.000 06/01/32 4,064,126
3,280,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
2.250 06/01/35 3,061,930
1,465,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
5.000 06/01/40 1,508,963
1,000,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2.000 06/01/36 884,663
750,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
3.000 07/15/38 701,388
755,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
3.000 07/15/39 695,863
1,000,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
3.000 07/15/40 910,652
2,400,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6.000 11/15/62 2,663,159
1,290,000 Newark, New Jersey, General Obligation Bonds, Refunding
Qualified  General Improvement Series 2025A
5.000 07/15/26 1,301,486
2,937,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 3,008,014
2,032,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 2,066,878
2,000,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2025
4.000 07/22/26 2,013,076
1,000,000 Sayreville School District, Middlesex County, New Jersey, General
Obligation Bonds, School Series 2022 - BAM Insured
4.000 01/15/41 1,038,639
2,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4.000 10/19/26 2,019,981

Portfolio of Investments February 28, 2026
(continued)
NXJ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 4,035,000 Tenafly Board of Education, Bergen County, New Jersey, General
Obligation Bonds, Series 2024
3.000% 08/01/36 $ 4,054,100
1,000,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.000 07/15/26 993,404
4,620,000 Union County Utilities Authority, New Jersey, Resource Recovery
Facility Lease Revenue Bonds, Covantan Union Inc. Lessee,
Refunding Series 2011B, (AMT)
5.250 12/01/31 4,629,768
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5.000 06/15/41 2,517,240
590,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5.000 07/01/40 676,801
500,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5.000 07/01/41 562,475
750,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5.000 07/01/42 834,431
700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4.500 07/01/43 737,136
700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4.500 07/01/44 731,058
1,515,000 Washington Township Board of Education, Mercer County, New
Jersey, General Obligation Bonds, Series 2005 - AGM Insured
5.250 01/01/27 1,552,541
TOTAL TAX OBLIGATION/GENERAL 115,025,041
TAX OBLIGATION/LIMITED - 47.4% (28.1% of Total Investments)
4,500,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2025A
4.000 05/21/26 4,516,421
2,365,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Revenue Bonds, Bergen New Bridge Medical Center
Project, Series 2022
5.000 08/01/47 2,495,366
3,775,000 Bergen County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Administration Complex Project,
Series 2005
5.000 11/15/26 3,851,808
3,065,000 Bergen County Improvement Authority, New Jersey, Lease
Revenue Bonds, County Courthouse Project, County Guaranteed
Series 2024
5.000 06/01/49 3,304,887
2,000,000 Bergen County Improvement Authority, New Jersey, Lease
Revenue Bonds, County Courthouse Project, County Guaranteed
Series 2024
5.000 06/01/54 2,145,255
2,605,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Notes Series
2025C-2
4.000 07/31/26 2,620,847
440,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5.000 01/15/33 516,186
475,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5.000 01/15/36 558,380
500,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5.000 01/15/37 583,294
1,000,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5.000 11/01/40 1,110,137
1,005,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
4.000 11/01/44 986,853
560,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5.000 04/01/26 561,265
590,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5.000 04/01/27 608,167

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,965,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5.000% 08/15/49 $ 2,083,921
8,000,000 (a) Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A, (UB)
4.000 08/15/53 7,673,686
5,615,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5.000 08/15/53 5,902,305
7,785,000 (a) Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A, (UB)
5.000 08/15/53 8,183,339
5,445,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
4.500 06/15/40 5,566,737
2,400,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5.250 11/01/47 2,554,054
1,685,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5.000 11/01/52 1,747,228
5,675,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 5,683,754
665,364 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6.500 04/01/28 686,616
1,300,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/31 1,458,011
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/32 1,117,680
6,495,000 (a) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A, (UB)
4.625 09/01/48 6,639,939
590,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.250 09/01/53 623,984
1,140,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/29 1,148,564
655,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/30 659,762
2,000,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/31 2,014,211
3,495,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5.000 06/15/46 3,585,178
1,250,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
3.000 06/15/50 955,766
260,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4.000 06/15/50 242,254
3,750,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5.000 06/15/42 4,095,525
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4.250 06/15/44 1,017,024
31,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/30 27,570,310
37,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/32 30,932,396
37,945,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/33 30,653,394
5,160,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/34 4,015,048
1,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5.000 12/15/35 1,221,582
440,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5.000 12/15/36 465,752
4,950,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4.000 12/15/39 5,032,096
6,845,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3.500 06/15/46 5,940,585

Portfolio of Investments February 28, 2026
(continued)
NXJ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,720,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4.000% 06/15/50 $ 2,534,347
4,425,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
5.000 06/15/45 4,629,992
2,045,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
3.000 06/15/50 1,563,633
1,940,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4.000 06/15/42 1,969,556
3,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4.125 06/15/55 2,990,227
600,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 - AGM
Insured
5.250 02/01/43 633,089
1,250,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 - AGM
Insured
5.500 02/01/51 1,292,908
1,140,000 Passaic County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, Senior Housing Project Series 2024
4.000 11/01/46 1,143,543
750,000 Passaic County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, Senior Housing Project Series 2024
4.125 11/01/56 736,441
375,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Little Falls Board of Education Project Series
2025
5.000 09/15/36 437,357
3,790,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Refunding Series 2015
3.750 05/01/36 3,791,873
3,550,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Series 2012
3.500 05/01/35 3,551,372
909,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 886,387
1,783,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,750,065
2,899,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 2,904,996
1,059,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 1,026,078
1,470,000 Union County Improvement Authority, New Jersey, County
Guaranteed Lease Revenue Bonds, Union County Administration
Complex Project, Series 2024
4.125 04/15/54 1,443,116
1,420,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5.500 05/01/28 1,523,240
1,425,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5.500 05/01/29 1,575,026
1,000,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5.500 05/01/30 1,136,398
1,830,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5.500 05/01/31 2,131,761
1,915,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5.500 05/01/32 2,281,512
1,990,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5.500 05/01/33 2,416,273
2,075,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5.500 05/01/34 2,563,182
12,510,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5.000 03/01/34 13,888,423
TOTAL TAX OBLIGATION/LIMITED 254,130,362

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 30.1% (17.8% of Total Investments)
$ 1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5.000% 01/01/42 $ 1,127,027
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5.000 01/01/43 1,114,721
1,075,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4.000 01/01/44 1,078,402
665,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2024A
5.000 01/01/49 709,652
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4.000 07/01/34 1,000,959
2,820,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4.000 07/01/35 2,822,416
2,005,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2019B
5.000 07/01/28 2,135,764
1,520,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2019B
5.000 07/01/29 1,659,111
3,320,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/42 3,391,504
10,210,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/47 10,325,453
1,050,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
5.000 07/01/28 1,118,480
1,350,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
5.000 07/01/29 1,473,553
1,015,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
5.000 07/01/30 1,105,235
4,140,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5.000 01/01/37 4,838,834
2,400,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5.000 01/01/37 2,545,586
6,355,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.375 01/01/43 6,363,247
7,815,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.625 01/01/52 7,822,164
1,975,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5.250 09/15/29 1,978,876
2,250,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 2,258,739
5,215,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/37 5,319,045
9,110,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/47 9,125,011
2,565,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5.250 01/01/29 2,792,185
2,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2021A
4.000 01/01/42 2,046,654
2,490,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2021A
4.000 01/01/51 2,419,236
1,230,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4.000 01/01/42 1,266,687
2,500,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4.000 01/01/43 2,553,282
7,500,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B, (UB)
5.250 01/01/52 7,969,201
8,500,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2024B, (UB)
4.125 01/01/54 8,307,670

Portfolio of Investments February 28, 2026
(continued)
NXJ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2024B
5.250% 01/01/54 $ 3,201,096
5,000,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A, (UB)
4.750 01/01/50 5,200,158
5,000,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A, (UB)
4.750 01/01/55 5,160,204
2,800,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A
5.250 01/01/55 3,010,053
2,750,000 Passaic County Improvement Authority, New Jersey, Revenue
Bonds, Paterson Parking Deck Facility, Series 2005
5.000 04/15/35 2,755,262
2,890,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Seventy Seventh Series 2013,
(AMT)
4.000 01/15/43 2,849,823
7,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4.000 11/01/41 7,886,111
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4.000 11/01/47 3,754,924
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5.000 09/01/49 1,063,822
1,285,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5.000 09/01/54 1,352,041
4,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4.000 09/01/38 4,546,274
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4.000 09/01/39 2,516,155
1,265,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/38 1,401,841
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5.500 08/01/52 2,115,450
10,720,000 (a) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT), (UB)
5.000 01/15/47 11,035,815
1,385,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A
5.000 11/01/45 1,441,408
2,240,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4.625 11/01/47 2,276,868
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5.250 11/01/52 1,048,307
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4.000 11/01/38 1,048,324
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4.000 11/01/39 1,039,859
TOTAL TRANSPORTATION 161,372,489
U.S. GUARANTEED - 1.3% (d)(0.8% of Total Investments)
1,760,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3.750 07/01/27 1,777,022
1,875,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28)
5.000 06/15/46 2,026,408
1,250,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5.000 06/15/48 1,471,751
1,610,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5.500 06/15/50 1,946,147
TOTAL U.S. GUARANTEED 7,221,328
UTILITIES - 6.0% (3.5% of Total Investments)
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/28 525,345
505,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/29 539,989
1,970,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011A
2.750 08/01/39 1,685,144

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,495,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011C, (AMT)
3.000% 08/01/41 $ 1,324,225
2,355,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)
4.000 08/01/59 2,067,612
835,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5.000 09/01/36 1,010,158
4,455,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1
3.000 09/01/34 4,495,251
925,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2024A-W1
5.000 09/01/49 989,514
2,700,000 Passaic County Utilities Authority, New Jersey, Solid Waste
Disposal Revenue Bonds, Refunding Series 2018
5.000 03/01/37 3,092,288
1,365,000 Passaic Valley Water Commission, New Jersey, Water System
Revenue Bonds, Series 2023 - AGM Insured
4.000 12/01/53 1,330,480
1,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 1,567,667
1,000,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 971,292
13,000,000 Salem County Pollution Control Financing Authority, New
Jersey, Revenue Bonds, Atlantic City Electric Company Project,
Refunding Series 2020
2.250 06/01/29 12,585,840
TOTAL UTILITIES 32,184,805
TOTAL MUNICIPAL BONDS
(Cost $896,815,625) 902,353,072
TOTAL LONG-TERM INVESTMENTS
(Cost $896,815,625) 902,353,072
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7% (0.4% of Total Investments)
X 3,500,000 MUNICIPAL BONDS - 0.7%  (0.4% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.7% (0.4% of Total Investments)
$ 3,500,000 (e) Rutgers State University, New Jersey, Revenue Bonds, Series
2009G
1.600 05/01/39 $ 3,500,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 3,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,500,000) 3,500,000
TOTAL INVESTMENTS - 169.0%
(Cost $900,315,625) 905,853,072
FLOATING RATE OBLIGATIONS - (11.9)%   (63,850,000)
VRDP SHARES, NET - (58.4)% (f) (312,862,377)
OTHER ASSETS & LIABILITIES, NET - 1.3% 6,969,081
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 536,109,776
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,533,971 or 0.7% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(f) VRDP Shares, Net as a percentage of Total Investments is 34.5%.

Portfolio of Investments February 28, 2026
NRK
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 163.9% (98.8% of Total Investments)
X 1,589,239,708 MUNICIPAL BONDS - 163.9%  (98.8% of Total Investments) X –
CONSUMER STAPLES - 7.8% (4.7% of Total Investments)
$ 27,580,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000% 06/01/38 $ 25,822,914
9,555,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000 06/01/45 7,988,958
10,000,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0.000 06/01/50 1,293,039
4,680,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5.000 06/01/45 4,139,810
39,715,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 36,606,932
TOTAL CONSUMER STAPLES 75,851,653
EDUCATION AND CIVIC ORGANIZATIONS - 24.0% (14.5% of Total Investments)
6,620,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Refunding Series 2016A
5.000 07/15/42 6,657,023
9,995,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0.000 07/15/45 3,956,085
29,145,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0.000 07/15/47 10,096,312
970,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.500 06/15/43 928,350
850,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.750 06/15/53 769,100
500,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.750 06/15/58 446,329
725,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5.000 06/15/52 626,812
5,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/57 5,047,716
5,325,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/62 5,361,491
397,607 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/29 318,086
2,063,559 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/34 1,650,847
542,146 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 433,717
880,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Success Academy Charter Schools Project, Series 2024
4.000 09/01/43 866,955
1,050,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Success Academy Charter Schools Project, Series 2024
4.000 09/01/44 1,021,933
2,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5.750 06/01/62 2,403,522
7,510,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 6,718,831
500,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/41 459,618
2,085,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/51 1,684,441
750,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/56 590,326
3,655,000 Dobbs Ferry Local Development Corporation, New York,
Revenue Bonds, Mercy College Project, Series 2014
5.000 07/01/44 3,657,237

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 4,750,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250% 07/01/53 $ 4,880,474
6,055,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/42 6,251,151
8,655,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 8,647,642
4,265,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5.250 07/01/34 4,671,928
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4.000 07/01/46 8,557,190
4,825,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/40 4,830,035
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/45 8,145,191
5,820,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5.000 07/01/41 5,878,140
4,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2022A
4.000 07/01/47 3,647,572
4,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5.500 07/01/40 4,803,180
2,605,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
4.000 07/01/43 2,602,350
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2019A
5.000 07/01/37 2,140,888
4,125,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Green Series 2019B
5.000 07/01/50 4,244,746
1,375,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5.000 07/01/53 1,422,488
13,165,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4.000 07/01/42 13,434,211
8,925,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/36 8,737,796
11,470,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Marist College Project, Series 2022
4.000 07/01/49 10,286,560
7,695,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 7,049,398
1,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 1,237,510
1,785,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5.000 09/01/38 1,786,750
1,785,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5.000 09/01/43 1,785,989
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5.000 07/01/53 5,984,771
635,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5.250 06/01/49 674,276
8,315,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5.000 11/15/51 8,315,080
15,950,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A
4.000 03/01/45 15,436,495
7,645,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4.000 03/01/45 7,516,586
10,000,000 Onondaga County Trust For Cultural Resources, New York,
Revenue Bonds, Syracuse University Project, Series 2019
5.000 12/01/43 10,575,558
15,805,000 Onondaga County Trust For Cultural Resources, New York,
Revenue Bonds, Syracuse University Project, Series 2019
4.000 12/01/47 15,151,160

Portfolio of Investments February 28, 2026
(continued)
NRK

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 350,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5.000% 10/15/39 $ 354,796
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 232,744,642
FINANCIALS - 2.0% (1.2% of Total Investments)
1,615,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5.250 10/01/35 1,937,441
13,835,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5.500 10/01/37 17,058,321
TOTAL FINANCIALS 18,995,762
HEALTH CARE - 28.6% (17.3% of Total Investments)
6,455,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5.250 05/01/50 6,893,953
23,690,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4.000 05/01/45 22,680,195
29,975,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4.250 05/01/52 27,827,627
3,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5.000 05/01/52 3,057,168
5,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4.000 05/01/54 4,487,100
5,645,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5.250 05/01/54 5,878,202
25,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4.000 07/01/51 23,298,880
10,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B
4.000 07/01/51 9,319,552
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5.500 11/01/47 1,051,545
6,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/34 6,985,032
3,250,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/33 3,466,717
2,450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4.000 09/01/45 2,178,769
19,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5.250 07/01/50 19,227,577
14,365,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4.000 07/01/50 13,089,283
21,830,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4.000 07/01/53 19,390,299
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/30 1,000,387
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/34 1,200,293
3,500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/40 3,479,349
7,900,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/45 7,269,064
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/27 1,013,836
1,900,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/29 1,908,004
2,600,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/30 2,609,718
3,500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/34 3,501,307
590,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/36 580,536
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5.500 07/01/50 1,089,960
620,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 631,597

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 5,475,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.500% 10/01/54 $ 5,863,016
15,405,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4.000 07/01/41 15,189,441
8,765,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/46 8,765,755
3,935,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.250 12/01/50 4,057,143
4,290,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.500 12/01/55 4,484,462
200,000 Livingston County Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series
2005
6.000 07/01/30 200,422
3,975,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5.000 12/01/42 3,976,467
8,925,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5.000 12/01/46 8,928,090
4,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4.000 12/01/46 3,547,690
1,765,000 New York State Dormitory Authority, Revenue Bonds, Memorial
Sloan-Kettering Cancer Center Series 2025-I
5.250 07/01/54 1,896,183
28,805,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5.000 11/01/46 26,930,670
665,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6.250 11/01/52 685,337
TOTAL HEALTH CARE 277,640,626
HOUSING/MULTIFAMILY - 1.2% (0.7% of Total Investments)
3,450,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4.750 11/01/54 3,478,420
3,430,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4.850 11/01/59 3,453,303
3,900,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5.250 12/15/31 4,059,952
TOTAL HOUSING/MULTIFAMILY 10,991,675
INDUSTRIALS - 3.4% (2.1% of Total Investments)
31,530,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 31,581,977
2,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.250 09/15/52 1,494,271
120,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.500 09/15/52 96,398
TOTAL INDUSTRIALS 33,172,646
LONG-TERM CARE - 0.1% (0.1% of Total Investments)
1,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 1,004,267
TOTAL LONG-TERM CARE 1,004,267
TAX OBLIGATION/GENERAL - 7.7% (4.6% of Total Investments)
5,030,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2016C
5.000 04/01/33 5,039,766
10,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B - AGM Insured
5.000 07/01/45 10,345,188
3,905,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A - AGM Insured
4.000 04/01/51 3,731,333
5,000 New York City, New York, General Obligation Bonds, Fiscal 2013
Series F-1
5.000 03/01/29 5,011

Portfolio of Investments February 28, 2026
(continued)
NRK

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 7,560,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series B-1
5.250% 10/01/32 $ 7,894,464
4,525,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5.000 03/01/40 4,699,955
6,830,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5.000 04/01/40 7,103,264
1,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
5.000 08/01/43 1,575,230
5,890,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
4.000 08/01/44 5,799,659
6,500,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5.000 08/01/38 6,998,453
5,000,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1
5.000 03/01/44 5,266,229
10,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5.250 10/01/51 10,658,129
4,344,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 4,216,171
725,000 Rochester, New York, General Obligation Bonds, Series 1999 -
NPFG Insured
5.250 10/01/26 738,355
TOTAL TAX OBLIGATION/GENERAL 74,071,207
TAX OBLIGATION/LIMITED - 47.5% (28.6% of Total Investments)
11,625,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5.250 11/01/55 12,558,640
25,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5.000 11/01/48 26,541,395
85,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009A - AGC Insured
5.625 10/01/29 85,233
20,910,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
4.000 03/15/54 19,331,914
13,805,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 5
Series 2021E
4.000 03/15/48 13,109,486
1,960,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5.000 03/15/49 2,018,705
1,400,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5.000 03/15/41 1,430,484
17,510,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5.000 03/15/40 18,282,527
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018C
4.000 03/15/45 9,838,121
15,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.000 03/15/55 15,708,576
1,080,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4.000 02/15/36 1,134,496
1,115,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/34 1,143,073
3,500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/36 3,581,593
5,285,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/39 5,402,676
13,275,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/45 13,467,615
8,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Green Series 2017B-1
4.000 11/15/52 7,282,819
1,520,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4.000 11/15/51 1,429,071
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024B-1
4.000 11/15/54 9,282,022
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4.000 11/15/42 10,098,052
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4.000 11/15/52 9,265,866

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,675,000 Monroe County Industrial Development Agency, New York,
School Facility Revenue Bonds, Rochester Schools Modernization
Project, Series 2013
5.000% 05/01/28 $ 3,682,210
5,000,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2018, Series 2017S-3
5.000 07/15/43 5,179,869
7,500,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
4.000 07/15/40 7,501,928
4,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5.000 05/01/40 4,011,310
8,100,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1
4.000 08/01/41 8,108,422
1,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/39 1,401,788
5,625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/43 5,709,305
7,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4.000 11/01/42 7,513,319
8,065,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4.000 08/01/45 7,868,147
14,120,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4.000 02/01/51 12,874,005
18,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5.250 05/01/48 19,173,316
6,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1
4.250 02/01/54 6,258,335
10,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5.000 04/01/46 10,371,236
3,960,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5.000 04/01/52 4,057,822
9,980,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2019A
4.000 03/15/49 9,376,611
21,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4.125 03/15/52 20,047,062
10,000,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5.000 03/15/48 10,610,035
7,500,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5.000 03/15/47 7,884,432
18,525,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 6,663,639
90,206,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 23,733,866
47,925,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 47,039,753
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 3,507,239
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 3,006,205
259,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 243,015
5,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
4.500 05/15/47 5,179,107
8,425,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4.000 05/15/56 7,756,692
9,600,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5.000 05/15/51 9,965,651
1,325,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4.125 05/15/52 1,233,083
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5.250 05/15/52 10,488,420
10,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
4.000 05/15/54 9,226,745
TOTAL TAX OBLIGATION/LIMITED 460,664,931

Portfolio of Investments February 28, 2026
(continued)
NRK

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 17.3% (10.4% of Total Investments)
$ 1,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2017A-1
5.250% 11/15/57 $ 1,508,025
7,775,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5.000 11/15/50 7,932,089
19,315,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5.250 11/15/55 19,834,332
10,135,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A
5.500 11/15/47 10,970,541
2,250,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2025B
5.000 11/15/43 2,463,504
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5.000 11/15/37 2,529,254
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
5.000 11/15/32 2,630,839
2,440,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5.000 11/15/39 2,465,155
2,500,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4.000 02/15/43 2,506,653
20,780,000 New York State Thruway Authority, General Revenue Bonds,
Maturity Group 1 Series 2021O
4.000 01/01/46 20,027,269
2,280,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4.000 01/01/43 2,288,909
5,720,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4.000 01/01/45 5,601,972
2,400,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/48 2,554,136
9,355,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B
4.000 01/01/50 8,535,945
1,175,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/32 1,298,271
3,750,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/34 4,115,531
3,465,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/39 3,488,931
1,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/40 1,804,045
1,515,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
4.000 09/01/43 1,518,888
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
5.000 09/01/48 1,028,379
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5.000 11/15/47 1,018,827
7,495,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/54 7,881,667
6,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirteenth Series 2019
5.000 09/01/37 6,481,186
11,500,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5.000 11/15/38 11,822,478
7,715,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A
5.000 11/15/43 7,992,443
9,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5.000 11/15/49 9,212,427
16,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
4.000 11/15/56 14,698,456
3,610,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5.000 11/15/56 3,721,280
TOTAL TRANSPORTATION 167,931,432

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 2.2% (d)(1.3% of Total Investments)
$ 1,625,000 Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2017A, (Pre-
refunded 7/01/27)
5.000% 07/01/46 $ 1,686,901
5,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4.000 03/15/49 5,267
15,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4.000 03/15/49 15,801
7,190,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, (ETM)
0.000 06/01/26 7,147,992
12,810,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, (ETM)
0.000 06/01/26 12,735,158
TOTAL U.S. GUARANTEED 21,591,119
UTILITIES - 22.1% (13.3% of Total Investments)
4,825,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5.000 09/01/53 5,055,765
10,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0.000 06/01/27 9,666,213
15,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0.000 06/01/28 14,080,084
10,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0.000 06/01/29 9,111,363
520,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5.000 09/01/46 523,014
1,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/47 1,016,620
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5.000 09/01/38 5,276,669
8,815,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024A
5.000 09/01/54 9,268,479
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5.000 06/15/47 5,047,623
2,990,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5.250 06/15/47 3,025,368
5,035,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5.000 06/15/48 5,098,524
21,815,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series EE
5.000 06/15/40 22,622,334
1,225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series DD-3
4.000 06/15/42 1,234,099
2,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4.000 06/15/42 2,014,855
3,085,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
5.000 06/15/50 3,193,409
2,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series AA-2
4.000 06/15/42 2,521,648
2,925,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series CC-1
5.000 06/15/51 3,036,253
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2022 Series AA-1
4.000 06/15/51 4,645,888
6,855,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1, (UB)
5.250 06/15/52 7,241,302

Portfolio of Investments February 28, 2026
(continued)
NRK

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 32,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
4.000% 06/15/45 $ 31,345,584
7,775,000 (e) New York Energy Finance Development Corporation, Energy
Supply Revenue Bonds, Series 2025, (Mandatory Put 12/01/33)
5.000 07/01/56 8,348,517
14,430,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5.000 06/15/46 14,639,760
5,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, 2010 Master Financing
Program, Green Series 2019A
5.000 02/15/49 5,192,724
3,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, Green Series 2022B
5.250 09/15/52 3,203,781
11,440,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4.000 11/15/50 10,876,614
9,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4.000 11/15/55 8,448,729
2,955,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4.000 11/15/60 2,730,465
9,085,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.000 11/15/53 9,570,065
3,190,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 3,197,153
3,205,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/37 3,346,846
TOTAL UTILITIES 214,579,748
TOTAL MUNICIPAL BONDS
(Cost $1,567,687,240) 1,589,239,708
TOTAL LONG-TERM INVESTMENTS
(Cost $1,567,687,240) 1,589,239,708
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0% (1.2% of Total Investments)
X 19,280,000 MUNICIPAL BONDS - 2.0%  (1.2% of Total Investments) X –
TAX OBLIGATION/GENERAL - 0.7% (0.4% of Total Investments)
$ 6,280,000 (f) New York City, New York, General Obligation Bonds, Fiscal
Adjustable Rate 2023 Series A-4
1.900 09/01/49 $ 6,280,000
TOTAL TAX OBLIGATION/GENERAL 6,280,000
TAX OBLIGATION/LIMITED - 1.3% (0.8% of Total Investments)
13,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Taxable Subordinate Fiscal 2019 Series A-4
1.900 08/01/45 13,000,000
TOTAL TAX OBLIGATION/LIMITED 13,000,000
TOTAL MUNICIPAL BONDS
(Cost $19,280,000) 19,280,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,280,000) 19,280,000
TOTAL INVESTMENTS - 165.9%
(Cost $1,586,967,240) 1,608,519,708
FLOATING RATE OBLIGATIONS - (1.4)%   (13,480,000)
MFP SHARES, NET - (8.2)% (g) (79,642,926)
VRDP SHARES, NET - (60.1)% (h) (582,413,543)
OTHER ASSETS & LIABILITIES, NET - 3.8% 36,802,478
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 969,785,717
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

See Notes to Financial Statements
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $91,516,469 or 5.7% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(g) MFP Shares, Net as a percentage of Total Investments is 5.0%.
(h) VRDP Shares, Net as a percentage of Total Investments is 36.2%.

Portfolio of Investments February 28, 2026
NNY
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
X 166,880,635 MUNICIPAL BONDS - 98.6%   X –
CONSUMER STAPLES - 2.8%
$ 1,100,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000% 06/01/38 $ 1,029,920
370,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5.625 06/01/35 377,780
3,440,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5.750 06/01/43 3,387,920
TOTAL CONSUMER STAPLES 4,795,620
EDUCATION AND CIVIC ORGANIZATIONS - 13.2%
640,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7.500 12/01/40 640,182
1,250,000 Build New York City Resource Corporation, New York, Revenue
Bonds, City University of New York - Queens College, Q Student
Residences, LLC Project, Refunding Series 2014A
5.000 06/01/43 1,251,054
100,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.500 06/15/43 95,706
140,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.750 06/15/58 124,972
1,015,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/62 1,021,955
250,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5.750 06/01/62 246,263
220,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 216,631
385,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/56 303,034
475,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 488,047
1,080,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 1,079,082
1,000,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5.250 07/01/34 1,095,411
1,330,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/40 1,331,388
2,180,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/45 2,180,051
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5.000 07/01/41 1,009,990
385,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2022A
4.000 07/01/47 351,079
2,760,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5.000 07/01/35 2,781,862
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2018A
5.000 07/01/48 179,236
2,625,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Green Series 2019B
5.000 07/01/50 2,701,202
670,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4.000 07/01/42 683,701
845,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/36 827,276
725,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 664,173

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 100,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5.000% 09/01/38 $ 100,098
300,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5.000 09/01/43 300,166
405,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/37 395,643
3,000,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2009A - AGC Insured
0.000 03/01/40 1,725,392
500,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4.000 03/01/45 491,601
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 22,285,195
FINANCIALS - 0.7%
1,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5.500 10/01/37 1,232,983
TOTAL FINANCIALS 1,232,983
HEALTH CARE - 16.1%
1,170,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5.500 05/01/55 1,253,326
1,430,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4.000 05/01/45 1,369,045
2,700,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4.250 05/01/52 2,506,576
1,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5.000 05/01/52 1,019,056
2,270,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5.250 05/01/54 2,363,776
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4.000 07/01/51 1,863,910
2,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/34 2,173,121
935,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5.250 07/01/50 943,468
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4.000 07/01/50 1,822,385
1,040,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4.000 07/01/53 923,771
800,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/32 801,821
1,160,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/36 1,141,393
475,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5.500 07/01/55 512,622
60,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 61,122
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.500 10/01/54 588,979
3,460,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4.000 07/01/41 3,411,585
415,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.250 12/01/50 427,882
445,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.500 12/01/55 465,171
200,000 Livingston County Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series
2005
6.000 07/01/30 200,422
660,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5.000 12/01/46 660,228
2,875,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5.000 11/01/46 2,687,925

Portfolio of Investments February 28, 2026
(continued)
NNY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 65,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6.250% 11/01/52 $ 66,988
TOTAL HEALTH CARE 27,264,572
HOUSING/MULTIFAMILY - 0.1%
100,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5.250 12/15/31 104,101
TOTAL HOUSING/MULTIFAMILY 104,101
INDUSTRIALS - 2.3%
3,930,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 3,936,479
10,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.500 09/15/52 8,033
TOTAL INDUSTRIALS 3,944,512
LONG-TERM CARE - 0.2%
220,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5.000 11/01/31 223,183
100,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 100,427
TOTAL LONG-TERM CARE 323,610
MATERIALS - 0.3%
490,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5.000 01/01/35 490,869
TOTAL MATERIALS 490,869
TAX OBLIGATION/GENERAL - 9.4%
1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B - AGM Insured
5.000 04/01/44 1,061,107
5,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A - AGM Insured
4.125 04/01/47 4,926,042
1,000,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5.000 03/01/40 1,038,664
835,000 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1
4.000 03/01/50 778,141
1,900,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5.000 08/01/47 1,973,245
1,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/38 1,141,664
1,250,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series A-1
5.250 08/01/53 1,329,242
3,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5.250 10/01/51 3,197,439
409,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 396,965
TOTAL TAX OBLIGATION/GENERAL 15,842,509
TAX OBLIGATION/LIMITED - 17.7%
1,290,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5.250 11/01/55 1,393,604
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 1
Through 5, Series 2020A
4.000 03/15/44 987,829
3,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5.000 03/15/41 3,065,322
2,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
4.250 03/15/48 1,969,741
540,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/39 552,024
2,465,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2020 Subseries S-1B
4.000 07/15/43 2,440,623

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000% 02/01/39 $ 1,146,917
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/43 1,014,988
1,875,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series A-1
5.000 05/01/54 1,957,442
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4.000 02/01/51 911,757
2,120,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4.250 05/01/54 2,043,215
565,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.250 11/01/48 607,649
1,685,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5.000 03/15/45 1,794,610
1,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose Group 1, Series
2019A
4.000 03/15/48 934,014
2,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4.000 03/15/49 1,915,563
6,509,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 1,712,566
3,218,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 3,158,559
17,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 15,951
1,030,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4.000 05/15/51 954,895
90,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5.000 05/15/51 93,428
355,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4.125 05/15/52 330,373
1,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
4.250 05/15/58 951,033
TOTAL TAX OBLIGATION/LIMITED 29,952,103
TRANSPORTATION - 21.2%
785,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5.500 07/01/50 830,383
970,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5.000 11/15/50 989,598
1,950,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4.000 11/15/44 1,880,248
2,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/37 1,260,000
1,500,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 945,000
1,255,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 1,240,025
290,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/46 263,631
1,830,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 04/30/53 1,576,254
400,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 400,159
3,815,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 3,816,370

Portfolio of Investments February 28, 2026
(continued)
NNY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.250% 12/31/54 $ 1,027,305
2,130,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 2,185,146
175,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 175,203
2,625,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 2,629,089
105,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 110,742
500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 511,127
355,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 372,667
1,515,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 1,521,454
340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/35 371,238
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/35 1,964,553
2,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/27 2,034,409
400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/28 414,957
850,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/31 880,438
400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 414,164
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 1,116,392
1,930,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
4.000 09/01/43 1,934,953
800,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5.000 11/15/42 827,750
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4.000 11/01/59 892,625
1,155,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2017A2
5.000 11/15/42 1,182,659
2,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, Refunding Series 2018C
5.000 11/15/37 2,124,166
TOTAL TRANSPORTATION 35,892,705

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 14.6%
$ 300,000 Buffalo Municipal Water Finance Authority, New York, Water
System Revenue Bonds, Refunding Series 2015A
5.000% 07/01/29 $ 300,586
3,440,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5.000 09/01/53 3,604,525
580,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5.000 09/01/46 583,362
3,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5.000 06/15/48 3,037,849
2,200,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4.000 06/15/42 2,216,340
1,145,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1
5.250 06/15/52 1,209,525
1,000,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5.000 06/15/46 1, 014,536
1,300,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017E
5.000 06/15/47 1,317,200
1,895,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2022A
5.000 06/15/51 1, 990,798
2,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, Green Series 2022B
5.250 09/15/52 2,135,854
780,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
4 .000 11/15/54 716,597
5,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4.000 11/15/55 4,693,738
650,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.000 11/15/48 690,610
500,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4.750 11/01/42 463,598
775,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 776,738
TOTAL UTILITIES 24,751,856
TOTAL MUNICIPAL BONDS
(Cost $165,298,076) 166,880,635
TOTAL LONG-TERM INVESTMENTS
(Cost $165,298,076) 166,880,635
OTHER ASSETS & LIABILITIES, NET - 1.4% 2,352,020
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 169,232,655
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $9,796,250 or 5.9% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments February 28, 2026
NAN
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 162.5% (100.0% of Total Investments)
X 602,188,131 MUNICIPAL BONDS - 162.5%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 6.0% (3.7% of Total Investments)
$ 12,500,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000% 06/01/38 $ 11,703,641
3,210,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000 06/01/45 2,683,889
120,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5.625 06/01/35 122,523
1,145,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5.750 06/01/43 1,127,665
7,155,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 6,595,055
TOTAL CONSUMER STAPLES 22,232,773
EDUCATION AND CIVIC ORGANIZATIONS - 10.9% (6.7% of Total Investments)
2,780,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7.500 12/01/40 2,780,789
340,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.500 06/15/43 325,401
550,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.750 06/15/58 490,962
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/52 405,354
1,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/57 1,009,543
200,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/62 201,371
508,203 (a) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/34 406,563
469,860 (a) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 375,888
870,000 (b) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5.750 06/01/62 856,994
1,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,044,920
1,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 1,004,405
290,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/41 266,579
1,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/51 807,885
1,670,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 1,715,872
4,030,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 4,026,574
2,000,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5.250 07/01/29 2,081,075
1,565,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4.000 07/01/46 1,488,000
1,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5.000 07/01/35 1,063,357
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5.000 07/01/36 2,014,643
2,625,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5.000 07/01/53 2,715,659

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,140,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500% 12/01/36 $ 3,074,138
2,705,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 2,478,053
1,005,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5.000 09/01/38 1,005,985
265,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5.000 09/01/43 265,147
5,000,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A
4.000 03/01/45 4,839,026
2,055,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4.000 03/01/45 2,020,482
1,515,000 Onondaga Civic Development Corporation, New York, Revenue
Bonds, Le Moyne College Project, Series 2015
5.000 07/01/40 1,515,944
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 40,280,609
FINANCIALS - 3.8% (2.3% of Total Investments)
4,725,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5.250 10/01/35 5,668,363
6,885,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5.500 10/01/37 8,489,088
TOTAL FINANCIALS 14,157,451
HEALTH CARE - 27.2% (16.8% of Total Investments)
4,000,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5.500 05/01/55 4,284,874
11,020,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4.250 05/01/52 10,230,540
4,745,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5.000 05/01/52 4,835,422
3,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4.000 05/01/54 2,692,260
4,440,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5.250 05/01/54 4,623,422
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4.000 07/01/51 4,659,776
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B
4.000 07/01/51 2,795,866
2,420,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/30 2,530,916
4,275,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/33 4,436,809
3,060,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/34 3,166,548
3,195,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5.250 07/01/50 3,223,936
9,150,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4.000 07/01/50 8,337,413
3,820,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4.000 07/01/53 3,393,080
2,000,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/40 1,988,200
700,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/32 701,593
5,900,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/35 5,866,893
1,625,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5.500 07/01/55 1,753,708
220,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 224,115
1,920,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.500 10/01/54 2,056,071

Portfolio of Investments February 28, 2026
(continued)
NAN

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 870,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4.000% 07/01/41 $ 857,826
8,300,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/46 8,300,716
1,405,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.250 12/01/50 1,448,611
1,530,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.500 12/01/55 1,599,354
480,000 Livingston County Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series
2005
6.000 07/01/30 481,012
2,410,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5.000 12/01/46 2,410,834
4,470,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4.000 12/01/46 3,964,543
620,000 New York State Dormitory Authority, Revenue Bonds, Memorial
Sloan-Kettering Cancer Center Series 2025-I
5.250 07/01/54 666,081
9,795,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5.000 11/01/46 9,157,643
240,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6.250 11/01/52 247,340
TOTAL HEALTH CARE 100,935,402
HOUSING/MULTIFAMILY - 0.6% (0.4% of Total Investments)
1,900,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4.650 11/01/49 1,911,649
325,000 (b) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5.250 12/15/31 338,329
TOTAL HOUSING/MULTIFAMILY 2,249,978
HOUSING/SINGLE FAMILY - 0.1% (0.1% of Total Investments)
400,000 Guam Housing Corporation, Mortgage-Backed Securities
Program Single Family Mortgage Revenue Bonds, Series 1998A,
(AMT)
5.750 09/01/31 403,256
TOTAL HOUSING/SINGLE FAMILY 403,256
INDUSTRIALS - 2.8% (1.7% of Total Investments)
7,625,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 7,637,570
2,500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.375 11/15/40 2,504,117
40,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.500 09/15/52 32,132
TOTAL INDUSTRIALS 10,173,819
LONG-TERM CARE - 0.4% (0.2% of Total Investments)
1,045,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5.000 11/01/31 1,060,119
340,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 341,451
TOTAL LONG-TERM CARE 1,401,570
MATERIALS - 0.5% (0.3% of Total Investments)
1,780,000 (b) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5.000 01/01/35 1,783,158
TOTAL MATERIALS 1,783,158

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 8.6% (5.3% of Total Investments)
$ 3,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B - AGM Insured
5.000% 04/01/44 $ 3,183,321
4,390,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5.000 03/01/40 4,559,736
2,200,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5.000 04/01/38 2,298,268
3,110,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5.000 08/01/43 3,270,605
4,210,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series B-1
5.250 10/01/47 4,460,264
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5.250 10/01/55 12,714,632
1,506,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 1,461,684
TOTAL TAX OBLIGATION/GENERAL 31,948,510
TAX OBLIGATION/LIMITED - 47.4% (29.2% of Total Investments)
3,875,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5.250 11/01/55 4,186,213
10,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2019A
5.000 11/01/49 10,265,472
7,500,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
4.000 03/15/54 6,933,972
7,710,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 1
Through 5, Series 2020A
4.000 03/15/44 7,616,165
1,135,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4.000 02/15/38 1,159,905
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5.000 03/15/49 1,029,951
5,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A
5.000 03/15/44 5,080,802
3,990,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5.000 03/15/40 4,166,036
1,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4.000 02/15/36 1,050,459
1,660,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4.000 11/15/51 1,560,695
7,265,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4.000 11/15/42 7,336,235
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/43 2,029,975
5,295,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4.250 05/01/54 5,103,219
11,225,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5.250 05/01/50 11,928,025
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5.500 05/01/53 5,373,061
14,830,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5.500 05/01/53 15,936,499
4,995,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2019A
4.000 03/15/49 4,693,003
3,730,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5.000 03/15/45 3,972,639
10,000,000 (c) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5.000 03/15/48 10,610,035
4,135,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5.000 03/15/47 4,346,950
3,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4.000 03/15/49 2,873,345
7,700,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5.000 03/15/48 8,067,419
4,415,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 1,588,122

Portfolio of Investments February 28, 2026
(continued)
NAN

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 11,014,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000% 07/01/51 $ 2,897,865
22,975,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 22,550,617
32,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 30,025
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 968,912
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/29 1,665,287
1,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 766,910
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
5.000 05/15/56 5,058,809
3,800,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4.000 05/15/51 3,522,915
1,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5.000 05/15/51 1,038,089
1,065,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4.125 05/15/52 991,120
1,785,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5.250 05/15/52 1,872,183
7,080,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5.250 05/15/59 7,459,987
TOTAL TAX OBLIGATION/LIMITED 175,730,916
TRANSPORTATION - 45.6% (28.0% of Total Investments)
2,610,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5.500 07/01/50 2,760,891
5,425,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2016A-1
5.000 11/15/46 5,429,924
1,110,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5.000 11/15/50 1,132,427
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5.000 11/15/37 5,058,508
11,920,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5.250 11/15/56 11,951,612
200,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/37 126,000
5,500,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 3,465,000
5,495,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4.000 02/15/43 5,509,623
5,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4.000 01/01/42 5,042,705
3,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4.000 01/01/43 3,011,722
4,200,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 4,149,883
1,060,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/46 963,616
7,750,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 04/30/53 6,675,394
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 1,000,397

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 13,895,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250% 01/01/50 $ 13,899,990
7,450,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 7,642,883
770,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 770,892
9,730,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 9,745,158
400,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 421,872
6,850,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2023 - BAM
Insured, (AMT)
5.375 06/30/60 7,009,963
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 1,022,255
6,950,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6.000 06/30/55 7,423,868
1,340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 1,406,687
140,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020A, (AMT)
4.000 12/01/40 139,429
1,250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/34 1,371,844
5,825,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/35 6,410,937
8,515,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/27 8,661,499
2,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/31 2,071,619
2,745,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/36 2,823,870
3,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 3,460,816
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5.250 11/15/56 5,028,693
3,975,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5.000 11/15/47 4,049,836
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/53 4,068,665
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4.000 11/01/59 4,463,124
2,810,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT)
4.000 07/15/55 2,544,802
5,340,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A
5.000 11/15/47 5,415,372

Portfolio of Investments February 28, 2026
(continued)
NAN

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,500,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2017A2
5.000% 11/15/42 $ 3,583,817
10,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2022A
4.000 11/15/52 9,181,798
TOTAL TRANSPORTATION 168,897,391
U.S. GUARANTEED - 0.0% (d)(0.0% of Total Investments)
5,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4.000 03/15/49 5,267
TOTAL U.S. GUARANTEED 5,267
UTILITIES - 8.6% (5.3% of Total Investments)
2,945,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5.000 09/01/53 3,085,850
1,310,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5.000 09/01/46 1,317,593
90,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/42 92,401
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5.250 06/15/55 5,329,335
3,680,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5.000 06/15/46 3,733,494
7,500,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017E
5.000 06/15/47 7,599,231
5,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4.000 11/15/55 4,693,738
2,270,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.000 11/15/48 2,411,823
1,920,000 (b) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4.750 11/01/42 1,780,216
1,940,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 1,944,350
TOTAL UTILITIES 31,988,031
TOTAL MUNICIPAL BONDS
(Cost $597,612,009) 602,188,131
TOTAL LONG-TERM INVESTMENTS
(Cost $597,612,009) 602,188,131
FLOATING RATE OBLIGATIONS - (7.8)%   (28,840,000)
AMTP SHARES, NET - (34.3)% (e) (126,973,221)
VRDP SHARES, NET - (23.8)% (f) (88,363,758)
OTHER ASSETS & LIABILITIES, NET - 3.4% 12,534,397
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 370,545,549
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $33,315,219 or 5.5% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

See Notes to Financial Statements
(e) AMTP Shares, Net as a percentage of Total Investments is 21.1%.
(f) VRDP Shares, Net as a percentage of Total Investments is 14.7%.

Portfolio of Investments February 28, 2026
NQP
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 164.6% (99.3% of Total Investments)
X 774,643,314 MUNICIPAL BONDS - 164.6%  (99.3% of Total Investments) X –
CONSUMER STAPLES - 0.5% (0.3% of Total Investments)
$ 2,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Paper Project,
Series 2001, (AMT)
5 .375% 03/01/31 $ 2,269,144
TOTAL CONSUMER STAPLES 2,269,144
EDUCATION AND CIVIC ORGANIZATIONS - 18.5% (11.1% of Total Investments)
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5 .000 10/01/49 17,185
3,215,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 3,249,770
835,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 819,094
1,000,000 (a) Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022
6 .000 10/15/52 1,000,613
2,200,000 Crawford County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, Allegheny College, Series 2016
3 .000 05/01/34 2,027,138
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Dickinson College Project, Second Series 2017A
5 .000 11/01/39 1,030,144
1,230,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5 .000 05/01/48 1,112,822
720,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 720,053
4,595,000 Erie Higher Education Building Authority, Pennsylvania, Revenue
Bonds, Gannon University, Series 2016
4 .000 05/01/46 3,707,351
1,350,000 General Authority of Southcentral Pennsylvania, Revenue Bonds,
AICUP Financing Program-York College of Pennsylvania, Series
2017 PP4
3 .375 11/01/37 1,207,029
590,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .250 05/01/36 539,275
1,555,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500 05/01/41 1,335,349
1,515,000 Indiana County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Foundation for Indiana University of
Pennsylvania Project, Refunding Series 2022 - BAM Insured
4 .000 05/01/54 1,402,674
350,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
3 .375 11/01/33 350,817
2,925,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
4 .000 11/01/40 2,917,220
985,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 1,050,642
2,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6 .750 12/01/46 1,872,274
1,005,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
4 .000 08/01/54 906,011
9,660,000 (b) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024, (UB)
4 .000 08/01/54 8,708,523
950,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2021A, (AMT)
2 .625 06/01/42 883,538
1,740,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2022A, (AMT)
4 .500 06/01/43 1,789,232
975,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2023A, (AMT)
4 .000 06/01/44 975,606
360,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 293,289
5,750,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4 .250 02/15/55 5,620,413
1,030,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 999,223

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,585,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000% 11/01/42 $ 1,585,535
380,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/36 380,274
1,440,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
4 .000 07/15/46 1,230,611
2,680,000 Pennsylvania State University, Revenue Bonds, Series 2022A 5 .000 09/01/47 2,832,490
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/48 1,075,720
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/53 2,128,145
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2024 5 .000 09/01/49 2,126,169
9,285,000 Pennsylvania State University, Revenue Bonds, Series 2025A 5 .250 09/01/50 10,075,655
1,255,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
3 .625 05/01/35 896,706
425,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Richard Allen Preparatory Charter School, Series
2006
6 .250 05/01/33 425,328
2,010,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Refunding
Series 2020A
4 .000 11/01/45 1,829,465
1,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Refunding
Series 2020C. Forward Delivery
4 .000 11/01/36 1,531,636
3,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Series 2022
5 .500 11/01/60 3,135,655
707,174 (a),(c) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 141,435
2,320,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2016
5 .000 11/01/37 2,330,424
5,250,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 4,585,280
2,285,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Capital Project Series 2025A
5 .000 02/15/36 2,781,699
3,555,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 3,306,211
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 86,933,723
ENERGY - 0.2% (0.1% of Total Investments)
600,000 (a),(d) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 658,256
TOTAL ENERGY 658,256
HEALTH CARE - 26.1% (15.7% of Total Investments)
4,420,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 4,221,951
13,100,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 12,735,258
210,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4 .000 07/15/35 215,411
2,285,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4 .000 07/15/36 2,333,895
610,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 658,266
8,187,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 7,837,020
4,091,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 3,040,876

Portfolio of Investments February 28, 2026
(continued)
NQP

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,282,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000% 06/30/34 $ 1,336,546
10,170,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - BAM Insured
3 .000 08/15/53 7,439,209
2,000,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 2,000,342
2,470,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/36 2,497,554
1,580,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 1,588,408
2,995,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/47 2,756,133
1,500,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2019
4 .000 11/01/49 1,314,514
1,845,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A
5 .000 07/01/41 1,855,429
1,105,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
4 .000 07/01/45 1,058,925
1,350,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,382,112
2,290,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 2,077,161
3,215,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A
5 .000 06/01/41 3,217,360
1,650,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,661,962
2,200,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Refunding Series 2016B
5 .000 08/15/46 2,207,673
3,000,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 3,018,533
1,490,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2012B
4 .000 07/01/43 1,396,762
1,855,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 1,910,439
1,265,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
3 .000 11/01/36 1,159,362
2,850,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/41 2,678,763
4,955,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/46 4,358,469
1,020,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016
3 .375 07/01/32 1,021,463
2,675,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 2,690,566
2,590,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 2,502,905
1,015,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/49 907,582
3,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 2,929,660
200,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Fixed
Rate Series 2023A-2
4 .000 05/15/48 180,991
4,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000 04/15/50 4,186,995

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,925,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250% 11/01/51 $ 2,767,349
14,445,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Refunding
Series 2016C
4 .000 08/15/41 14,449,825
3,600,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 3,300,988
1,800,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 1,836,793
1,170,000 Pocono Mountains Industrial Park Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's Hospital -Monroe Project,
Series 2015A
4 .000 08/15/45 1,082,445
1,520,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 1,528,909
1,305,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A
5 .000 06/01/49 1,325,559
3,500,000 Union County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Evangelical Community Hospital Project, Series 2018B
5 .000 08/01/48 3,509,743
705,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000 07/01/37 701,570
TOTAL HEALTH CARE 122,881,676
HOUSING/MULTIFAMILY - 0.6% (0.4% of Total Investments)
160,000 Chester County Industrial Development Authority, Pennsylvania,
Student Housing Revenue Bonds, University Student Housing,
LLC Project at West Chester University Series 2013A
5 .000 08/01/45 155,180
1,285,000 (a) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,285,705
270,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at East
Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/31 270,459
1,159,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5 .625 07/01/35 1,160,948
TOTAL HOUSING/MULTIFAMILY 2,872,292
HOUSING/SINGLE FAMILY - 25.8% (15.6% of Total Investments)
2,560,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2015-117B
3 .900 10/01/35 2,560,439
4,890,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 4,578,284
20,335,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 19,236,290
1,080,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .650 10/01/32 1,080,339
3,895,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 3,901,384
7,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 7,000,776
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 1,836,133
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 802,125
1,380,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 1,282,056
12,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .550 10/01/41 10,158,178
1,500,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 1,254,327
1,450,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 1,106,537

Portfolio of Investments February 28, 2026
(continued)
NQP

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 1,565,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2021-136
2 .550% 10/01/51 $ 1,119,987
4,105,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .600 10/01/43 4,205,398
5,000,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .700 10/01/46 5,060,279
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
1 .850 04/01/36 4,244,857
3,650,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .050 04/01/41 2,857,560
2,505,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .100 10/01/43 1,806,157
5,295,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .250 10/01/41 4,293,743
6,855,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .375 10/01/46 4,959,336
7,705,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 5,446,256
5,240,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 4,257,532
6,545,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .600 04/01/46 4,964,159
3,335,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-138A
3 .000 04/01/42 2,971,408
2,410,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .150 10/01/42 2,436,133
1,980,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-140A
4 .450 10/01/47 1,986,033
10,000,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
4 .900 10/01/46 10,226,622
5,595,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A
4 .625 10/01/45 5,694,148
TOTAL HOUSING/SINGLE FAMILY 121,326,476
INDUSTRIALS - 2.2% (1.3% of Total Investments)
500,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000 12/01/40 50
500,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 50
6,455,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 6,459,424
3,880,000 (d) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,942,788
TOTAL INDUSTRIALS 10,402,312
LONG-TERM CARE - 9.4% (5.7% of Total Investments)
3,065,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 3,006,405
1,000,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/59 969,898
940,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/37 953,067
1,160,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/47 1,160,568
230,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 207,977

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,760,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000% 12/01/51 $ 1,363,160
3,910,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/40 2,927,183
2,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/51 1,278,223
3,005,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 2,974,957
1,075,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 1,075,487
1,935,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 1,936,578
985,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/28 986,347
1,815,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 1,817,488
735,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/30 735,997
300,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/36 289,410
1,405,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/39 1,298,204
690,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125 01/01/38 694,700
200,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
5 .000 01/01/39 205,489
975,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/40 963,281
715,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/50 605,746
1,500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project, Refunding
Series 2015A
5 .000 07/01/45 1,500,000
875,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/51 735,608
1,400,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/56 1,143,008
5,000,000 Maxatawny Township Municipal Authority Revenue Bonds,
Pennsylvania, Diakon Lutheran Social Ministries Project Series
2022A
4 .500 01/01/45 4,874,110
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 1,014,419
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/49 1,011,712
1,845,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/44 1,761,621
1,000,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 895,209
500,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 520,170

Portfolio of Investments February 28, 2026
(continued)
NQP

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,250,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .250% 07/01/46 $ 1,281,398
2,215,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/41 1,961,926
2,785,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 2,174,457
TOTAL LONG-TERM CARE 44,323,803
TAX OBLIGATION/GENERAL - 24.2% (14.6% of Total Investments)
840,000 Adams County, Pennsylvania, General Obligation Bonds, Series
2017B
2 .500 11/15/29 832,872
3,500,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Refunding Series 2016C-76
5 .000 11/01/41 3,528,206
1,845,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 2,017,743
2,305,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 2,500,741
2,910,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 3,025,514
1,895,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/54 1,960,067
1,000,000 Bristol Township School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
4 .125 06/01/40 1,035,522
600,000 Central Dauphin School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 05/15/37 683,208
200,000 Chester County, Pennsylvania, General Obligation Bonds, Series
2025
5 .000 07/15/41 223,932
2,900,000 Colonial School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2020
5 .000 02/15/44 2,938,062
2,235,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/47 2,339,217
900,000 Dallastown Area School District, York County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 04/15/26 902,887
3,455,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/48 3,609,971
600,000 Dover Area School District, York County, Pennsylvania, General
Obligation Bonds, Series 2026 - BAM Insured
5 .000 04/01/38 668,913
300,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/36 342,046
300,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/38 336,875
7,465,000 Erie City School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 2000 - AMBAC Insured
0 .000 09/01/30 6,460,370
425,000 Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021 - BAM Insured
3 .000 10/15/35 421,108
750,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/42 809,950
750,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/44 798,251
5,750,000 Hempfield Area School District, Westmoreland County,
Pennsylvania, General Obligation Bonds, Series 2022A - AGM
Insured
5 .000 03/15/48 5,971,669
1,140,000 Kennett Consolidated School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2024
5 .000 02/15/51 1,186,404
2,200,000 Lancaster County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 11/01/37 2,441,643
1,125,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016
- AGM Insured
5 .000 11/01/27 1,129,310

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,260,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 202
5 .000% 05/15/49 $ 1,306,866
400,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2025
5 .000 05/15/50 417,081
1,000,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A
4 .000 03/01/35 1,016,212
1,000,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A
4 .000 03/01/36 1,013,473
630,000 Pennsbury School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2024
5 .000 08/01/44 671,082
6,000,000 Pennsylvania State, General Obligation Bonds, First Series 2026 5 .000 04/01/43 6,748,076
3,925,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 4,551,436
10,000,000 (b) Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2023A, (UB)
5 .500 09/01/48 10,703,912
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2024
5 .000 09/01/43 1,076,183
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/44 1,006,073
1,355,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/45 1,347,751
11,440,000 Reading School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2003B - NPFG Insured
0 .000 01/15/32 9,248,706
385,000 Rose Tree Media School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 04/01/33 448,459
1,520,000 Souderton Area School District, Pennsylvania, General Obligation
Bonds, Series 2026 - BAM Insured
4 .000 09/01/40 1,589,855
1,625,000 Souderton Area School District, Pennsylvania, General Obligation
Bonds, Series 2026 - BAM Insured
4 .000 09/01/41 1,695,799
21,000,000 (b) State Public School Building Authority, Pennsylvania, Lease
Revenue Bonds, Philadelphia School District, Series 2003 - AGM
Insured, (UB)
5 .500 06/01/28 22,402,588
70,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 70,070
1,000,000 Tredyffrin-Easttown School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2024
5 .000 02/15/43 1,079,642
1,265,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/43 1,371,863
TOTAL TAX OBLIGATION/GENERAL 113,929,608
TAX OBLIGATION/LIMITED - 14.0% (8.5% of Total Investments)
180,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 191,296
155,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 160,330
1,115,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 1,122,336
1,415,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,457,728
450,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 465,712
1,500,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/31 1,579,511
5,190,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 5,209,336

Portfolio of Investments February 28, 2026
(continued)
NQP

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 7,215,000 (b) Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured, (UB)
4 .000% 06/01/39 $ 7,241,881
1,000,000 Delaware County Vocational-Technical School Authority,
Pennsylvania, Lease Revenue Bonds, Intermediate Unit Project,
Series 2025 - BAM Insured
5 .500 11/01/50 1,079,678
1,100,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 1,145,841
2,650,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 2,690,910
4,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .900 12/01/44 4,038,095
5,535,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 5,095,912
1,125,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,177,528
1,245,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Subordinate Series 2018B
5 .000 12/01/48 1,276,402
4,000,000 Pennsylvania Turnpike Commission, Registration Fee Revenue
Bonds, Refunding Series 2025
5 .000 07/15/38 4,634,272
2,000,000 Pennsylvania Turnpike Commission, Registration Fee Revenue
Bonds, Refunding Series 2025
5 .000 07/15/40 2,273,118
600,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service Agreement Revenue Bonds, Rebuild Project Series
2025A
5 .000 12/01/36 711,146
2,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service Agreement Revenue Bonds, Rebuild Project Series
2025A
5 .000 12/01/45 2,713,220
1,037,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,011,202
1,150,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,128,758
1,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,921,967
839,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 840,735
2,319,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 2,246,908
10,000,000 (b) Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022, (UB)
5 .250 06/01/47 10,595,377
3,000,000 Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022
5 .250 06/01/52 3,138,994
825,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 833,456
TOTAL TAX OBLIGATION/LIMITED 65,981,649
TRANSPORTATION - 17.4% (10.5% of Total Investments)
1,760,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 1,781,694
8,020,000 (b) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021B,
(UB)
5 .000 01/01/56 8,163,814
10,000,000 (b) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT), (UB)
5 .500 01/01/53 10,508,820
4,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 4,274,845
2,485,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/36 2,937,548

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,340,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000% 01/01/37 $ 1,421,286
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .125 06/30/60 2,019,757
3,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM Insured,
(AMT)
5 .000 12/31/57 3,043,013
12,170,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 12,861,858
2,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
First Series 2024
5 .000 12/01/42 3,190,995
500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate First Series 2025
5 .000 12/01/40 574,299
1,215,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 12/01/47 1,298,990
2,365,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 12/01/52 2,498,236
11,500,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .000 12/01/48 12,150,094
2,005,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 2,023,827
1,435,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/31 1,483,688
1,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/33 1,475,017
780,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017A - AGM Insured
3 .000 07/01/34 767,827
1,490,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 1,499,314
1,470,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000 07/01/50 1,306,896
1,625,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/35 1,887,142
1,740,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/39 1,950,463
1,000,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/30 1,041,727
550,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/34 568,967
1,250,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/37 1,285,148
TOTAL TRANSPORTATION 82,015,265
U.S. GUARANTEED - 3.0% (g)(1.8% of Total Investments)
455,000 Allegheny County Higher Education Building Authority,
Pennsylvania, College Revenue Refunding Bonds, Robert Morris
College, Series 1998A, (ETM)
6 .000 05/01/28 474,172
735,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
3 .000 10/15/30 738,230
1,000,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
5 .000 10/15/38 1,016,741
1,625,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/47 1,695,926
135,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 144,798

Portfolio of Investments February 28, 2026
(continued)
NQP

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (g) (continued)
$ 1,075,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000% 01/01/39 $ 1,153,025
430,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/41 433,490
120,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
4 .000 07/01/45 125,764
150,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 161,969
2,350,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-
refunded 7/01/26)
5 .000 07/01/41 2,372,212
140,000 (a),(c) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 147,799
4,140,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 4,238,273
1,335,000 Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Trinity Health Credit Group, Refunding Series 2019PA,
(Pre-refunded 12/01/28)
5 .000 12/01/48 1,432,805
TOTAL U.S. GUARANTEED 14,135,204
UTILITIES - 22.7% (13.7% of Total Investments)
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 1,033,318
4,165,000 (b) Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022, (UB)
5 .000 06/01/53 4,315,476
2,625,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/45 2,843,277
3,925,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/50 4,131,496
6,500,000 (d) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 7,009,046
2,000,000 Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer
Revenue Bonds, Series 2020B
3 .000 09/01/47 1,553,920
7,000,000 (b) Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured, (UB)
4 .250 12/01/47 6,995,468
1,090,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2024
4 .000 12/01/43 1,114,288
1,150,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2024
4 .000 12/01/46 1,124,829
2,345,000 Canonsburg-Houston Joint Authority, Washington County,
Pennsylvania, Sewer Revenue Bonds, Series 2025
5 .000 12/01/37 2,650,183
1,110,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 1,111,702
855,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
4 .000 05/01/45 854,956
540,000 Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue
Bonds, Series 2025 - BAM Insured
5 .000 12/01/42 583,044
7,295,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/34 5,558,456
4,420,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/35 3,221,118
2,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2024 - BAM
Insured
4 .000 12/01/46 1,946,017
295,000 (d) Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450 12/01/39 277,017

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,440,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3 .000% 10/01/36 $ 4,377,005
3,900,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019B, (AMT)
3 .100 11/01/38 3,794,867
10,500,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, Pennsylvania-American Water Company,
Refunding Series 2019
3 .000 04/01/39 9,880,672
2,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 2,051,924
1,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Sixteenth Series 2020A - AGM Insured
5 .000 08/01/50 1,031,466
7,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/48 7,148,839
4,175,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/53 4,251,698
4,695,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .500 06/01/47 5,055,263
12,000,000 (b) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured, (UB)
4 .500 09/01/48 12,177,170
3,250,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/48 3,407,641
2,630,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
4 .250 09/01/53 2,599,176
1,925,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .000 09/01/55 2,000,500
1,295,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, Refunding First Lien Series 2023B
5 .000 09/01/36 1,488,879
450,000 University Area Joint Authority, Centre County, Pennsylvania,
Sewer Revenue Bonds, Series 2025 - BAM Insured
4 .250 11/01/49 446,194
1,000,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Refunding Series 2020 - AGM
Insured
2 .450 08/15/37 879,001
TOTAL UTILITIES 106,913,906
TOTAL MUNICIPAL BONDS
(Cost $786,324,794) 774,643,314
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 6 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%  (0.0% of Total Investments) X –
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
$ 64,338 (c),(f) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 $ 6
TOTAL CAPITAL GOODS 6
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $64,338) 6
TOTAL LONG-TERM INVESTMENTS
(Cost $786,389,132) 774,643,320
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2% (0.7% of Total Investments)
X 5,500,000 MUNICIPAL BONDS - 1.2%  (0.7% of Total Investments) X –
HEALTH CARE - 0.7% (0.4% of Total Investments)
$ 3,000,000 (h) Philadelphia Authority for Industrial Development, Pennsylvania,
Hospital Revenue Bonds, The Children's Hospital of Philadelphia,
Series 2024B-1
1 .850 07/01/54 $ 3,000,000
TOTAL HEALTH CARE 3,000,000

Portfolio of Investments February 28, 2026
(continued)
NQP

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 0.5% (0.3% of Total Investments)
$ 2,500,000 (h) Philadelphia Authority for Industrial Development, Pennsylvania,
Multi-Modal Lease Revenue Bonds, Refunding Series 2007B-2
1 .880% 10/01/30 $ 2,500,000
TOTAL TAX OBLIGATION/LIMITED 2,500,000
TOTAL MUNICIPAL BONDS
(Cost $5,500,000) 5,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,500,000) 5,500,000
TOTAL INVESTMENTS - 165.8%
(Cost $791,889,132) 780,143,320
FLOATING RATE OBLIGATIONS - (22.7)%   (106,940,000)
VRDP SHARES, NET - (46.1)% (i) (216,923,225)
OTHER ASSETS & LIABILITIES, NET - 3.0% 14,323,440
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 470,603,535
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,631,310 or 0.9% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) VRDP Shares, Net as a percentage of Total Investments is 27.8%.

Statement of Assets and Liabilities
See Notes to Financial Statements

February 28, 2026 (Unaudited) NAZ NKX NCA NAC NXJ NRK
ASSETS
Long-term investments, at value
†
$ 241,493,836 $ 1,068,061,453 $ 306,161,108 $ 3,022,049,630 $ 902,353,072 $ 1,589,239,708
Short-term investments, at value
◊
– – – 35,000,000 3,500,000 19,280,000
Cash 216,371 13,073,770 1,220,467 17,319,041 1,167,376 24,419,554
Receivables:
Interest 2,169,993 12,498,996 2,887,165 33,627,177 9,737,403 19,028,631
Investments sold – 20,000 – 1,280,476 1,250,000 –
Shares sold 128,547 861,894 – 1,294,080 – –
Deferred offering costs 3,347 71,069 – 85,528 – –
Other 10,795 247,521 16,725 582,113 71,229 516,179
Total assets 244,022,889 1,094,834,703 310,285,465 3,111,238,045 918,079,080 1,652,484,072
LIABILITIES
Floating rate obligations – 33,485,000 – 68,590,000 63,850,000 13,480,000
AMTP Shares, Net
*
88,276,062 – – – – –
MFP Shares, Net
**
– 140,070,493 – 256,956,885 – 79,642,926
VRDP Shares, Net
***
– 255,801,320 – 881,741,949 312,862,377 582,413,543
Payables:
Management fees 109,791 478,582 118,075 1,296,713 394,975 714,418
Dividends 803,591 3,870,462 920,345 11,051,766 2,922,641 5,710,201
Interest 49 745,832 109 1,455,729 1,009,500 330,592
Investments purchased - regular settlement — – – 1,517,213 – –
Investments purchased - when-issued/delayed-
delivery settlement 2,220,639 – – 21,552,384 – –
Accrued expenses:
Custodian fees 38,420 94,272 38,061 246,065 94,211 145,381
Investor relations fees 3,247 12,555 3,826 32,639 13,012 22,316
Trustees fees 6,050 74,007 20,315 243,659 68,246 136,177
Professional fees 16,756 14,801 16,750 16,132 14,874 10,589
Shareholder reporting expenses 6,046 19,427 11,351 32,645 13,912 21,890
Shareholder servicing agent fees 5,232 3,538 3,421 13,950 8,824 14,874
Shelf offering costs – 10,546 – 23,598 – –
Other 813 10,267 819 14,764 716,732 55,448
Total liabilities 91,486,696 434,691,102 1,133,072 1,244,786,091 381,969,304 682,698,355
Commitments and contingencies
(1)
Net assets applicable to common shares $ 152,536,193 $ 660,143,601 $ 309,152,393 $ 1,866,451,954 $ 536,109,776 $ 969,785,717
Common shares outstanding 12,809,651 53,443,804 33,111,526 156,326,698 41,232,935 87,235,304
Net asset value ("NAV") per common share
outstanding $ 11.91 $ 12.35 $ 9.34 $ 11.94 $ 13.00 $ 11.12
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 128,097 $ 534,438 $ 331,115 $ 1,563,267 $ 412,329 $ 872,353
Paid-in capital 163,536,671 682,450,536 312,906,535 2,019,468,362 559,289,658 1,130,811,326
Total distributable earnings (loss) (11,128,575) (22,841,373) (4,085,257) (154,579,675) (23,592,211) (161,897,962)
Net assets applicable to common shares $ 152,536,193 $ 660,143,601 $ 309,152,393 $ 1,866,451,954 $ 536,109,776 $ 969,785,717
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited — Unlimited Unlimited Unlimited
†
   Long-term investments, cost $ 241,084,753 $ 1,041,000,688 $ 298,921,460 $ 2,975,351,889 $ 896,815,625 $ 1,567,687,240
◊
   Short-term investments, cost $ — $ — $ — $ 35,000,000 $ 3,500,000 $ 19,280,000
*
   AMTP Shares, liquidation preference $ 88,300,000 $ – $ – $ – $ – $ –
**
   MFP Shares, liquidation preference $ – $ 140,400,000 $ – $ 257,000,000 $ – $ 80,000,000
***
    VRDP Shares, liquidation preference $ – $ 256,700,000 $ – $ 883,800,000 $ 313,900,000 $ 583,800,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

February 28, 2026 (Unaudited) NNY NAN NQP
ASSETS
Long-term investments, at value
†
$ 166,880,635 $ 602,188,131 $ 774,643,320
Short-term investments, at value
◊
– – 5,500,000
Cash 981,130 6,915,039 –
Receivables:
Interest 2,022,503 8,436,351 10,881,370
Investments sold – 30,000 1,500,000
Shares sold – 250,086 –
Sale of Vistra Vision interest
#
(2)
– – 10,433,641
Deferred offering costs – 54,810 –
Other 1,074 104,253 62,038
Total assets 169,885,342 617,978,670 803,020,369
LIABILITIES
Cash overdraft – – 2,488,220
Floating rate obligations – 28,840,000 106,940,000
AMTP Shares, Net
*
– 126,973,221 –
VRDP Shares, Net
***
– 88,363,758 216,923,225
Payables:
Management fees 65,474 274,040 352,684
Dividends 524,177 2,112,688 2,658,837
Interest 60 720,534 2,052,422
Vistra Vision sale transactions costs
(2)
– – 240,958
Accrued expenses:
Custodian fees 27,693 60,765 82,624
Investor relations fees 2,668 8,838 11,578
Trustees fees 4,317 42,439 61,809
Professional fees 16,785 13,874 14,973
Shareholder reporting expenses 7,632 11,780 12,262
Shareholder servicing agent fees 3,556 10,632 11,217
Other 325 552 566,025
Total liabilities 652,687 247,433,121 332,416,834
Commitments and contingencies
(1)
Net assets applicable to common shares $ 169,232,655 $ 370,545,549 $ 470,603,535
Common shares outstanding 18,886,052 31,947,851 37,217,802
Net asset value ("NAV") per common share outstanding $ 8.96 $ 11.60 $ 12.64
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 188,861 $ 319,479 $ 372,178
Paid-in capital 178,431,300 432,875,602 501,380,791
Total distributable earnings (loss) (9,387,506) (62,649,532) (31,149,434)
Net assets applicable to common shares $ 169,232,655 $ 370,545,549 $ 470,603,535
Authorized shares:
Common Unlimited Unlimited Unlimited
Preferred — Unlimited Unlimited
†
   Long-term investments, cost $ 165,298,076 $ 597,612,009 $ 786,389,132
◊
   Short-term investments, cost $ — $ — $ 5,500,000
*
   AMTP Shares, liquidation preference $ – $ 127,000,000 $ –
***
    VRDP Shares, liquidation preference $ – $ 89,000,000 $ 217,500,000
#
   Net of discount of $ – $ – $ 518,992
(1)
As disclosed in Notes to Financial Statements.
(2)
Refer to Note 4 of the Notes to Financial Statements for more information.

Statement of Operations
See Notes to Financial Statements

Six Months Ended February 28, 2026 (Unaudited) NAZ NKX NCA NAC NXJ
INVESTMENT INCOME
Interest $ 4,930,710 $ 23,735,012 $ 6,667,533 $ 67,427,786 $ 18,208,637
Total investment income 4,930,710 23,735,012 6,667,533 67,427,786 18,208,637
EXPENSES
– – – – –
Management fees 694,203 3,003,731 734,298 8,168,695 2,545,856
Shareholder servicing agent fees 7,666 5,201 4,315 17,499 11,116
Interest expense and amortization of offering costs 1,496,009 5,679,507 410 18,810,530 6,408,877
Trustees fees 6,929 30,756 9,056 87,218 25,457
Custodian expenses, net 16,304 39,894 16,144 104,029 39,885
Investor relations expenses 10,713 43,843 7,790 113,586 44,080
Liquidity fees — 983,372 — 1,891,308 —
Merger expenses — — — — 1,145,000
Professional fees 28,165 73,617 23,937 80,542 56,907
Remarketing fees — 330,450 — 250,334 —
Shareholder reporting expenses 10,735 28,570 15,935 40,807 23,468
Stock exchange listing fees 3,827 7,459 5,208 22,693 6,469
Other 30,836 68,207 5,989 91,780 44,076
Total expenses 2,305,387 10,294,607 823,082 29,679,021 10,351,191
Net investment income (loss) 2,625,323 13,440,405 5,844,451 37,748,765 7,857,446
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 498 (786,395) (9,952) (204,401) (1,071,725)
Net realized gain (loss) 498 (786,395) (9,952) (204,401) (1,071,725)
Change in unrealized appreciation (depreciation) on:
Investments 11,868,868 49,759,277 16,012,720 159,445,285 43,525,981
Net change in unrealized appreciation (depreciation) 11,868,868 49,759,277 16,012,720 159,445,285 43,525,981
Net realized and unrealized gain (loss) 11,869,366 48,972,882 16,002,768 159,240,884 42,454,256
Net increase (decrease) in net assets applicable to
common shares from operations $ 14,494,689 $ 62,413,287 $ 21,847,219 $ 196,989,649 $ 50,311,702

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended February 28, 2026 (Unaudited) NRK NNY NAN NQP
INVESTMENT INCOME
Interest $ 38,047,423 $ 3,784,199 $ 14,230,195 $ 16,485,633
Total investment income 38,047,423 3,784,199 14,230,195 16,485,633
EXPENSES
– – – –
Management fees 4,587,830 410,098 1,758,996 2,262,937
Shareholder servicing agent fees 18,714 4,455 14,658 14,296
Interest expense and amortization of offering costs 8,743,744 5,019 3,782,916 5,219,161
Trustees fees 48,415 4,978 17,461 21,134
Custodian expenses, net 61,490 11,764 25,735 34,979
Investor relations expenses 69,288 4,519 28,969 41,227
Liquidity fees 2,248,993 — 364,600 —
Merger expenses — — — 1,090,000
Professional fees 64,385 22,781 47,658 62,932
Remarketing fees 370,438 — 22,497 —
Shareholder reporting expenses 22,440 10,563 15,244 23,597
Stock exchange listing fees 13,675 3,827 4,835 5,837
Other 32,988 5,302 47,455 39,782
Total expenses 16,282,400 483,306 6,131,024 8,815,882
Net investment income (loss) 21,765,023 3,300,893 8,099,171 7,669,751
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,773,623) 897 (499,044) (623,749)
Net realized gain (loss) (1,773,623) 897 (499,044) (623,749)
Change in unrealized appreciation (depreciation) on:
Investments 87,142,471 8,034,344 28,532,642 41,327,702
Net change in unrealized appreciation (depreciation) 87,142,471 8,034,344 28,532,642 41,327,702
Net realized and unrealized gain (loss) 85,368,848 8,035,241 28,033,598 40,703,953
Net increase (decrease) in net assets applicable to common shares from operations $ 107,133,871 $ 11,336,134 $ 36,132,769 $ 48,373,704

Statement of Changes in Net Assets
See Notes to Financial Statements

NAZ NKX
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 2,625,323 $ 4,665,578 $ 13,440,405 $ 24,051,254
Net realized gain (loss) 498 (831,469) (786,395) (3,750,023)
Net change in unrealized appreciation (depreciation) 11,868,868 (11,152,391) 49,759,277 (57,718,350)
Net increase (decrease) in net assets applicable to common shares from operations 14,494,689 (7,318,282) 62,413,287 (37,417,119)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (4,876,178) (4,670,083) (23,536,679) (23,818,712)
Return of Capital – (5,502,803) – (20,059,831)
Total distributions (4,876,178) (10,172,886) (23,536,679) (43,878,543)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 8,169,886 5,699,157 45,922,859 24,501,438
Reinvestments of distributions 166,900 199,112 943,675 1,748,791
Net increase (decrease) applicable to common shares from capital share transactions 8,336,786 5,898,269 46,866,534 26,250,229
Net increase (decrease) in net assets applicable to common shares 17,955,297 (11,592,899) 85,743,142 (55,045,433)
Net assets applicable to common shares at the beginning of period 134,580,896 146,173,795 574,400,459 629,445,892
Net assets applicable to common shares at the end of period $ 152,536,193 $ 134,580,896 $ 660,143,601 $ 574,400,459

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NCA NAC
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 5,844,451 $ 11,539,868 $ 37,748,765 $ 69,149,547
Net realized gain (loss) (9,952) (764,730) (204,401) (11,056,790)
Net change in unrealized appreciation (depreciation) 16,012,720 (17,888,504) 159,445,285 (176,332,870)
Net increase (decrease) in net assets applicable to common shares from operations 21,847,219 (7,113,366) 196,989,649 (118,240,113)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (5,760,923) (11,521,652) (66,283,033) (68,173,750)
Return of Capital – – – (59,498,838)
Total distributions (5,760,923) (11,521,652) (66,283,033) (127,672,588)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — — 122,855,185 11,173,911
Reinvestments of distributions 30,770 — 1,542,273 —
Net increase (decrease) applicable to common shares from capital share transactions 30,770 — 124,397,458 11,173,911
Net increase (decrease) in net assets applicable to common shares 16,117,066 (18,635,018) 255,104,074 (234,738,790)
Net assets applicable to common shares at the beginning of period 293,035,327 311,670,345 1,611,347,880 1,846,086,670
Net assets applicable to common shares at the end of period $ 309,152,393 $ 293,035,327 $ 1,866,451,954 $ 1,611,347,880

See Notes to Financial Statements

NXJ NRK
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 7,857,446 $ 16,989,521 $ 21,765,023 $ 40,509,089
Net realized gain (loss) (1,071,725) (2,866,267) (1,773,623) (2,530,510)
Net change in unrealized appreciation (depreciation) 43,525,981 (33,829,130) 87,142,471 (115,012,924)
Net increase (decrease) in net assets applicable to common shares from operations 50,311,702 (19,705,876) 107,133,871 (77,034,345)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (19,420,712) (16,622,814) (36,115,416) (39,862,750)
Return of Capital – (22,218,611) – (32,368,083)
Total distributions (19,420,712) (38,841,425) (36,115,416) (72,230,833)
Net increase (decrease) in net assets applicable to common shares 30,890,990 (58,547,301) 71,018,455 (149,265,178)
Net assets applicable to common shares at the beginning of period 505,218,786 563,766,087 898,767,262 1,048,032,440
Net assets applicable to common shares at the end of period $ 536,109,776 $ 505,218,786 $ 969,785,717 $ 898,767,262

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NNY NAN
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 3,300,893 $ 6,698,335 $ 8,099,171 $ 15,165,340
Net realized gain (loss) 897 (163,189) (499,044) (1,953,164)
Net change in unrealized appreciation (depreciation) 8,034,344 (9,797,640) 28,532,642 (36,361,886)
Net increase (decrease) in net assets applicable to common shares from operations 11,336,134 (3,262,494) 36,132,769 (23,149,710)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (3,342,831) (6,685,663) (13,608,994) (14,970,712)
Return of Capital – – – (11,680,591)
Total distributions (3,342,831) (6,685,663) (13,608,994) (26,651,303)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — — 9,830,981 1,811,164
Reinvestments of distributions — — 444,870 444,021
Net increase (decrease) applicable to common shares from capital share transactions — — 10,275,851 2,255,185
Net increase (decrease) in net assets applicable to common shares 7,993,303 (9,948,157) 32,799,626 (47,545,828)
Net assets applicable to common shares at the beginning of period 161,239,352 171,187,509 337,745,923 385,291,751
Net assets applicable to common shares at the end of period $ 169,232,655 $ 161,239,352 $ 370,545,549 $ 337,745,923

See Notes to Financial Statements

NQP
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 7,669,751 $ 15,728,114
Net realized gain (loss) (623,749) 4,043,590
Net change in unrealized appreciation (depreciation) 41,327,702 (54,001,323)
Net increase (decrease) in net assets applicable to common shares from operations 48,373,704 (34,229,619)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (17,417,932) (16,596,680)
Return of Capital – (18,239,183)
Total distributions (17,417,932) (34,835,863)
Net increase (decrease) in net assets applicable to common shares 30,955,772 (69,065,482)
Net assets applicable to common shares at the beginning of period 439,647,763 508,713,245
Net assets applicable to common shares at the end of period $ 470,603,535 $ 439,647,763

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended February 28, 2026 (Unaudited) NAZ NKX NAC NXJ NRK
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 14,494,689 $ 62,413,287 $ 196,989,649 $ 50,311,702 $ 107,133,871
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (15,294,714) (116,516,081) (168,530,535) (20,056,514) (94,157,026)
Proceeds from sale and maturities of investments 3,202,000 89,693,805 91,475,907 35,102,646 123,236,800
Proceeds from (Purchase of) short-term investments, net — 16,000,000 (11,400,000) (1,540,000) 8,720,000
Amortization (Accretion) of premiums and discounts, net 500,994 (1,971,554) (2,071,533) (647,373) (1,726,600)
Amortization of deferred offering costs 178,496 454,233 376,653 29,894 53,202
(Increase) Decrease in:
Receivable for interest 30,877 (1,678,870) (2,465,788) (744,862) (20,423)
Receivable for investments sold 4,060,807 1,410,000 3,659,524 (825,000) 4,020,000
Other assets 14,494 (2,346) (5,265) (641) 13,958
Increase (Decrease) in:
Payable for interest (2) 427,574 1,021,601 532,907 279,092
Payable for investments purchased - regular settlement — — 1,517,213 — —
Payable for investments purchased - when-issued/delayed-delivery settlement 1,783,403 (3,699,930) 13,303,984 — —
Payable for management fees (3,879) (5,818) (37,105) (30,358) (44,903)
Accrued custodian fees 16,210 39,798 103,934 39,790 61,394
Accrued investor relations fees (770) (3,135) (13,214) (1,272) (6,739)
Accrued Trustees fees 689 (691) (10,238) (2,017) (4,685)
Accrued professional fees (16,529) (18,835) (8,900) (815) (19,541)
Accrued shareholder reporting expenses (2,170) (2,050) (14,578) (9,122) 3,241
Accrued shareholder servicing agent fees 1,201 801 4,122 2,645 4,416
Accrued shelf offering costs — 10,546 (66,402) — —
Accrued other expenses 345 (8,432) (16,719) 714,010 (31,357)
Net realized (gain) loss from investments (498) 786,395 204,401 1,071,725 1,773,623
Net change in unrealized (appreciation) depreciation of investments (11,868,868) (49,759,277) (159,445,285) (43,525,981) (87,142,471)
Net cash provided by (used in) operating activities (2,903,225) (2,430,580) (35,428,574) 20,421,364 62,145,852
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 5,633,391 24,300,000 17,627,850 13,793,734 45,541,585
(Repayments) of borrowings (5,633,391) (24,300,000) (17,627,850) (13,793,734) (45,541,585)
Proceeds from floating rate obligations — — 24,000,000 — —
(Repayments for) VRDP Shares redeemed, at liquidation preference — — (24,000,000) — —
(Payments for) deferred offering costs (87,093) (68,154) (44,737) — —
Increase (Decrease) in:
Cash overdraft (86,330) (7,197,693) (4,812,185) — (1,599,330)
Cash distributions paid to common shareholders (4,748,320) (22,290,768) (63,956,568) (19,454,288) (36,126,968)
Proceeds from shelf offering, net of offering costs 8,041,339 45,060,965 121,561,105 — —
Net cash provided by (used in) financing activities 3,119,596 15,504,350 52,747,615 (19,454,288) (37,726,298)
Net increase (decrease) in cash 216,371 13,073,770 17,319,041 967,076 24,419,554
Cash at the beginning of period — — — 200,300 —
Cash at the end of period $ 216,371 $ 13,073,770 $ 17,319,041 $ 1,167,376 $ 24,419,554

Statement of Cash Flows
(continued)
See Notes to Financial Statements

e
Six Months Ended February 28, 2026 (Unaudited) NAN NQP
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 36,132,769 $ 48,373,704
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (28,290,610) (62,796,265)
Proceeds from sale and maturities of investments 30,758,598 68,864,082
Proceeds from (Purchase of) short-term investments, net — (5,500,000)
Amortization (Accretion) of premiums and discounts, net 334,336 386,490
Amortization of deferred offering costs 234,343 17,058
(Increase) Decrease in:
Receivable for interest (712,622) (1,010,293)
Receivable for investments sold — (1,500,000)
Receivable for sale of Vistra Vision — 10,947,170
Other assets 22,974 2,423
Increase (Decrease) in:
Payable for interest 504,227 1,203,891
Payable for management fees (16,340) (28,130)
Payable for Vistra Vision sale transactions costs — (281,370)
Accrued custodian fees 25,640 34,888
Accrued investor relations fees (2,045) 47
Accrued Trustees fees (334) (2,005)
Accrued professional fees (15,787) (15,096)
Accrued shareholder reporting expenses 2,633 (11,492)
Accrued shareholder servicing agent fees 2,988 3,707
Accrued shelf offering costs (80,000) —
Accrued other expenses (18,232) 563,666
Net realized (gain) loss from investments 499,044 623,749
Net change in unrealized (appreciation) depreciation of investments (28,532,642) (41,327,702)
Net cash provided by (used in) operating activities 10,848,940 18,548,522
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 4,952,582 2,700,000
(Repayments) of borrowings (4,952,582) (2,700,000)
(Payments for) deferred offering costs (22,751) —
Increase (Decrease) in:
Cash overdraft (388,631) (1,112,613)
Cash distributions paid to common shareholders (13,103,414) (17,435,909)
Proceeds from shelf offering, net of offering costs 9,580,895 —
Net cash provided by (used in) financing activities (3,933,901) (18,548,522)
Net increase (decrease) in cash 6,915,039 –
Cash at the beginning of period — —
Cash at the end of period $ 6,915,039 $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAZ NKX NAC NXJ
Cash paid for interest
$ 1,484,226 $ 5,215,510 $ 17,642,493 $ 5,834,219
Non-cash financing activities not included herein consists of reinvestments of common share distributions 166,900 943,675 1,542,273 —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NRK NAN NQP
Cash paid for interest
$ 8,394,426 $ 3,237,787 $ 3,997,162
Non-cash financing activities not included herein consists of reinvestments of common share distributions — 444,870 —

Financial Highlights

Ratios of Interest
Expense
to Average Net Assets
Applicable
to Common Shares
NAZ
2/28/26
(d)
2.08%
(e)
8/31/25
2.43
8/31/24
(f)
2.61
(e)
2/29/24
2.74
2/28/23
1.57
2/28/22
0.48
2/28/21
0.68
NKX
2/28/26
(d)
2.25
(e)
8/31/25
2.68
8/31/24
(f)
2.96
(e)
2/29/24
2.99
2/28/23
1.76
2/28/22
0.49
2/28/21
0.74
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAZ
2/28/26
(d)
$ 11.12 $ 0.21 $ 0.97 $ 1.18 $ (0.39) $ — $ — $ (0.39) $ — $ — $ 11.91 $ 12.16
8/31/25 12.61 0.40 (1.02) (0.62) (0.40) — (0.47) (0.87) — — 11.12 11.86
8/31/24
(f)
12.68 0.17 0.11 0.28 (0.21) — (0.14) (0.35) — — 12.61 11.66
2/29/24 12.33 0.34 0.40 0.74 (0.38) — (0.01) (0.39) —
(g)
— 12.68 10.83
2/28/23 14.50 0.47 (2.12) (1.65) (0.52) — — (0.52) — — 12.33 11.30
2/28/22 15.07 0.61 (0.58) 0.03 (0.60) — — (0.60) — — 14.50 13.78
2/28/21 15.56 0.61 (0.53) 0.08 (0.57) — — (0.57) — — 15.07 15.17
NKX
2/28/26
(d)
11.56 0.26 0.99 1.25 (0.46) — — (0.46) — — 12.35 12.90
8/31/25 13.25 0.50 (1.28) (0.78) (0.49) — (0.42) (0.91) — — 11.56 11.82
8/31/24
(f)
13.33 0.22 0.08 0.30 (0.25) — (0.13) (0.38) — — 13.25 13.34
2/29/24 12.99 0.46 0.39 0.85 (0.51) — — (0.51) — — 13.33 11.48
2/28/23 15.64 0.56 (2.60) (2.04) (0.61) — — (0.61) — — 12.99 11.72
2/28/22 16.48 0.68 (0.85) (0.17) (0.67) — — (0.67) — — 15.64 14.15
2/28/21 17.27 0.66 (0.80) (0.14) (0.65) — — (0.65) — — 16.48 15.13
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
10.74% 6.00% $ 152,536 3.21%
(e)
3.65%
(e)
1%
(5.10) 9.53 134,581 3.55 3.37 21
2.22 11.08 146,174 3.72
(e)
2.70
(e)
9
6.17 (0.56) 146,928 3.85 2.80 11
(11.40) (14.48) 143,013 2.68 3.65 25
0.09 (5.49) 167,972 1.52 3.98 7
0.62 13.67 174,401 1.75 4.06 13
10.89 13.25 660,144 3.31
(e)
4.33
(e)
9
(6.12) (4.64) 574,400 3.77 4.02 19
2.31 19.82 629,446 4.02
(e)
3.37
(e)
8
6.77 2.54 633,220 4.02 3.57 26
(13.14) (13.15) 617,228 2.82 4.15 58
(1.19) (2.44) 742,993 1.51 4.10 9
(0.77) 1.67 783,202 1.72 4.03 8
(d) Unaudited.
(e) Annualized.
(f) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.
(g) Value rounded to zero.

Financial Highlights (continued)
Ratios of Interest
Expense
to Average Net Assets
Applicable
to Common Shares
NCA
2/28/26
(d)
— %
(e)
8/31/25
0.01
8/31/24
(f)
—
(e)
2/29/24
—
2/28/23
—
2/28/22
—
2/28/21
—
NAC
2/28/26
(d)
2.41
(e)
8/31/25
2.78
8/31/24
(f)
2.99
(e)
2/29/24
3.04
2/28/23
1.73
2/28/22
0.55
2/28/21
0.74
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NCA
2/28/26
(d)
$ 8.85 $ 0.18 $ 0.48 $ 0.66 $ (0.17) $ — $ — $ (0.17) $ — $ 9.34 $ 9.62
8/31/25 9.41 0.35 (0.56) (0.21) (0.35) — — (0.35) — 8.85 8.52
8/31/24
(f)
9.40 0.17 0.01 0.18 (0.17) — — (0.17) — 9.41 8.97
2/29/24 9.22 0.35 0.18 0.53 (0.35) — — (0.35) — 9.40 8.77
2/28/23 10.32 0.33 (1.11) (0.78) (0.32) — — (0.32) — 9.22 8.72
2/28/22 10.66 0.31 (0.35) (0.04) (0.30) — — (0.30) — 10.32 9.53
2/28/21 11.05 0.32 (0.39) (0.07) (0.32) — — (0.32) — 10.66 10.21
NAC
2/28/26
(d)
11.06 0.25 1.07 1.32 (0.44) — — (0.44) — 11.94 12.06
8/31/25 12.76 0.48 (1.30) (0.82) (0.47) — (0.41) (0.88) — 11.06 11.23
8/31/24
(f)
12.83 0.21 0.09 0.30 (0.24) — (0.13) (0.37) — 12.76 11.79
2/29/24 12.52 0.43 0.34 0.77 (0.45) — (0.01) (0.46) —
(g)
12.83 10.97
2/28/23 15.07 0.55 (2.53) (1.98) (0.57) — — (0.57) — 12.52 10.87
2/28/22 15.91 0.66 (0.85) (0.19) (0.65) — — (0.65) — 15.07 13.71
2/28/21 16.71 0.64 (0.80) (0.16) (0.64) — — (0.64) — 15.91 14.57
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
7.55% 15.08% $ 309,152 0.55%
(e)
3.88%
(e)
2%
(2.31) (1.12) 293,035 0.54 3.81 11
1.99 4.32 311,670 0.55
(e)
3.65
(e)
7
5.87 4.70 311,156 0.54 3.79 20
(7.58) (5.13) 305,143 0.53 3.52 58
(0.43) (3.89) 341,804 0.56 2.85 6
(0.62) 0.73 299,625 0.60 2.94 9
12.08 11.49 1,866,452 3.41
(e)
4.34
(e)
3
(6.68) 2.96 1,611,348 3.79 4.00 17
2.37 11.00 1,846,087 3.98
(e)
3.31
(e)
4
6.34 5.39 1,856,151 4.03 3.48 25
(13.20) (16.78) 1,811,752 2.72 4.19 69
(1.33) (1.81) 2,181,074 1.46 4.14 12
(0.90) 0.88 2,302,711 1.67 4.00 17
(d) Unaudited.
(e) Annualized.
(f) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.
(g) Value rounded to zero.

Financial Highlights (continuted)
Ratios of Interest
Expense
to Average Net Assets
Applicable
to Common Shares
NXJ
2/28/26
(d)
2.44%
(e)
8/31/25
2.76
8/31/24
(f)
2.95
(e)
2/29/24
2.75
2/28/23
1.50
2/28/22
0.45
2/28/21
0.60
NRK
2/28/26
(d)
2.41
(e)
8/31/25
2.61
8/31/24
(f)
2.84
(e)
2/29/24
2.89
2/28/23
1.80
2/28/22
0.55
2/28/21
0.80
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NXJ
2/28/26
(d)
$ 12.25 $ 0.19 $ 1.03 $ 1.22 $ (0.47) $ — $ — $ (0.47) $ 13.00 $ 12.59
8/31/25 13.67 0.41 (0.89) (0.48) (0.40) — (0.54) (0.94) 12.25 11.42
8/31/24
(f)
13.89 0.18 (0.02) 0.16 (0.23) — (0.15) (0.38) 13.67 12.75
2/29/24 13.36 0.36 0.55 0.91 (0.35) — (0.03) (0.38) 13.89 12.00
2/28/23 15.49 0.52 (2.09) (1.57) (0.56) — — (0.56) 13.36 11.37
2/28/22 16.44 0.68 (0.93) (0.25) (0.70) — — (0.70) 15.49 13.52
2/28/21 17.12 0.71 (0.72) (0.01) (0.67) — — (0.67) 16.44 14.09
NRK
2/28/26
(d)
10.30 0.25 0.98 1.23 (0.41) — — (0.41) 11.12 10.50
8/31/25 12.01 0.46 (1.34) (0.88) (0.46) — (0.37) (0.83) 10.30 9.51
8/31/24
(f)
12.17 0.21 (0.02) 0.19 (0.24) — (0.11) (0.35) 12.01 11.09
2/29/24 11.77 0.41 0.43 0.84 (0.44) — — (0.44) 12.17 10.83
2/28/23 14.18 0.50 (2.38) (1.88) (0.53) — — (0.53) 11.77 10.29
2/28/22 14.84 0.57 (0.65) (0.08) (0.58) — — (0.58) 14.18 12.69
2/28/21 15.45 0.60 (0.64) (0.04) (0.57) — — (0.57) 14.84 13.44
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
10.07% 14.44% $ 536,110 3.94%
(e)
3.00%
(e)
2%
(3.62) (3.08) 505,219 3.82 3.19 17
1.17 9.54 563,766 4.00
(e)
2.69
(e)
9
6.97 9.14 572,619 3.79 2.68 16
(10.16) (11.96) 554,192 2.53 3.82 17
(1.68) 0.53 642,438 1.39 4.10 9
0.08 0.42 681,846 1.55 4.36 12
12.11 14.96 969,786 3.45
(e)
4.61
(e)
6
(7.66) (7.08) 898,767 3.69 4.14 10
1.58 5.68 1,048,032 3.87
(e)
3.47
(e)
9
7.31 9.87 1,062,016 3.90 3.49 27
(13.32) (14.87) 1,026,334 2.84 4.07 69
(0.70) (1.55) 1,237,080 1.53 3.77 11
(0.16) 2.31 1,294,269 1.80 4.10 22
(e) Annualized.
(f) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.

Financial Highlights (continued)
Ratios of Interest
Expense
to Average Net Assets
Applicable
to Common Shares
NNY
2/28/26
(d)
0.01%
(e)
8/31/25
0.01
8/31/24
(f)
—
(e)
2/29/24
0.01
2/28/23
—
2/28/22
—
2/28/21
—
NAN
2/28/26(
d)
2.33
(e)
8/31/25
2.67
8/31/24
(f)
2.79
(e)
2/29/24
2.78
2/28/23
1.64
2/28/22
0.53
2/28/21
0.70
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NNY
2/28/26
(d)
$ 8.54 $ 0.17 $ 0.43 $ 0.60 $ (0.18) $ — $ — $ (0.18) $ 8.96 $ 8.79
8/31/25 9.06 0.35 (0.52) (0.17) (0.35) — — (0.35) 8.54 8.09
8/31/24
(f)
9.06 0.17  —(g) 0.17 (0.17) — — (0.17) 9.06 8.58
2/29/24 8.88 0.34 0.17 0.51 (0.33) — — (0.33) 9.06 8.30
2/28/23 9.84 0.31 (0.97) (0.66) (0.30) — — (0.30) 8.88 8.31
2/28/22 10.11 0.26 (0.24) 0.02 (0.29) — — (0.29) 9.84 9.27
2/28/21 10.46 0.31 (0.34) (0.03) (0.32) — — (0.32) 10.11 9.63
NAN
2/28/26
(d)
10.88 0.26 0.89 1.15 (0.43) — — (0.43) 11.60 11.62
8/31/25 12.49 0.49 (1.24) (0.75) (0.48) — (0.38) (0.86) 10.88 10.97
8/31/24
(f)
12.63 0.23 (0.01) 0.22 (0.25) — (0.11) (0.36) 12.49 11.48
2/29/24 12.25 0.43 0.42 0.85 (0.47) — — (0.47) 12.63 10.92
2/28/23 14.67 0.51 (2.39) (1.88) (0.54) — — (0.54) 12.25 10.60
2/28/22 15.34 0.58 (0.64) (0.06) (0.61) — — (0.61) 14.67 13.21
2/28/21 16.04 0.65 (0.73) (0.08) (0.62) — — (0.62) 15.34 13.92
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized .
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized .
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
7.03% 10.92% $ 169,233 0.59%
(e)
3.99%
(e)
5%
(1.89) (1.58) 161,239 0.58 4.02 13
1.88 5.47 171,188 0.59
(e)
3.83
(e)
3
5.91 3.96 171,146 0.56 3.81 24
(6.76) (7.22) 167,749 0.56 3.42 69
0.10 (0.91) 185,909 0.60 2.55 10
(0.17) (3.94) 154,122 0.57 3.08 24
10.70 9.98 370,546 3.43
(e)
4.53
(e)
5
(6.24) 3.08 337,746 3.77 4.19 14
1.80 8.59 385,292 3.84
(e)
3.62
(e)
4
7.07 7.65 389,442 3.82 3.53 35
(12.84) (15.82) 378,021 2.73 4.03 73
(0.55) (1.06) 452,687 1.51 3.71 16
(0.40) 0.90 473,214 1.70 4.29 23
(e) Annualized.
(f) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.
(g) Value rounded to zero.

Financial Highlights (continued)
Ratios of Interest
Expense
to Average Net Assets
Applicable
to Common Shares
NQP
2/28/26
(d)
2.28%
(e)
8/31/25
2.65
8/31/24
(f)
2.79
(e)
2/29/24
2.84
2/28/23
1.53
2/28/22
0.43
2/28/21
0.64
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NQP
2/28/26
(d)
$ 11.81 $ 0.21 $ 1.09 $ 1.30 $ (0.47) $ — $ — $ (0.47) $ 12.64 $ 12.03
8/31/25 13.67 0.42 (1.34) (0.92) (0.45) — (0.49) (0.94) 11.81 10.96
8/31/24
(f)
13.60 0.16 0.28 0.44 (0.20) — (0.17) (0.37) 13.67 12.50
2/29/24 13.08 0.34 0.54 0.88 (0.33) — (0.03) (0.36) 13.60 11.59
2/28/23 15.30 0.47 (2.19) (1.72) (0.50) — — (0.50) 13.08 11.19
2/28/22 15.68 0.64 (0.36) 0.28 (0.66) — — (0.66) 15.30 14.16
2/28/21 16.37 0.67 (0.71) (0.04) (0.65) — — (0.65) 15.68 14.15
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
11.11% 14.11% $ 470,604 3.85%
(e)
3.35%
(e)
10%
(6.93) (4.89) 439,648 3.75 3.36 18
3.30 11.19 508,713 3.84
(e)
2.33
(e)
12
6.88 7.00 506,188 3.90 2.59 14
(11.31) (17.61) 488,980 2.57 3.48 15
1.72 4.65 571,897 1.39 3.99 12
(0.29) 2.56 586,028 1.62 4.28 10

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(b)
NAZ
2/28/26
(c)
$ 88,300 $ 272,748
8/31/25 88,300 252,413
8/31/24
(d)
88,300 265,542
2/29/24 88,300 266,396
2/28/23 88,300 261,963
2/28/22 88,300 290,229
2/28/21 88,300 297,509
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Unaudited.
(d) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.

Financial Highlights (continued)

The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
iMTP Shares MFP Shares VMTP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $5,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(c)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(c)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(c)
Asset
Coverage
Per $1
Liquidation
Preference
(d)
NKX
2/28/26
(e)
$ — $ — $ 140,400 $ 266,241 $ — $ — $ 256,700 $ 266,241 $ 2.66
8/31/25 — — 140,400 244,649 — — 256,700 244,649 2.45
8/31/24
(f)
— — 140,400 258,511 — — 256,700 258,511 2.59
2/29/24 — — 140,400 259,461 — — 256,700 259,461 2.59
2/28/23 — — 140,400 255,434 — — 256,700 255,434 2.55
2/28/22 — — 140,400 271,751 — — 292,200 271,751 2.72
2/28/21 — — 140,400 281,045 — — 292,200 281,045 2.81
NAC
2/28/26
(e)
— — 257,000 263,609 — — 883,800 263,609 2.64
8/31/25 — — 257,000 238,337 — — 907,800 238,337 2.38
8/31/24
(f)
— — 275,000 256,078 — — 907,800 256,078 2.56
2/29/24 — — 275,000 256,929 — — 907,800 256,929 2.57
2/28/23 — — 320,000 247,561 — — 907,800 247,561 2.48
2/28/22 — — 320,000 270,716 — — 957,600 270,716 2.71
2/28/21 — — 320,000 280,237 — — 957,600 280,237 2.80
NXJ
2/28/26
(e)
— — — — — — 313,900 270,790 —
8/31/25 — — — — — — 313,900 260,949 —
8/31/24
(f)
— — — — — — 313,900 279,601 —
2/29/24 — — — — — — 313,900 282,421 —
2/28/23 — — — — — — 313,900 276,550 —
2/28/22 — — — — — — 313,900 304,663 —
2/28/21 — — — — — — 313,900 317,218 —
NRK
2/28/26
(e)
— — 80,000 246,096 — — 583,800 246,096 2.46
8/31/25 — — 80,000 235,397 — — 583,800 235,397 2.35
8/31/24
(f)
— — 80,000 257,884 — — 583,800 257,884 2.58
2/29/24 — — 80,000 259,990 — — 583,800 259,990 2.60
2/28/23 — — 80,000 254,012 — — 583,800 254,012 2.54
2/28/22 — — 80,000 266,319 — — 663,800 266,319 2.66
2/28/21 — — 80,000 274,008 — — 663,800 274,008 2.74
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Asset Coverage Per $5,000: Asset coverage per $5,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 5,000.  For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(d) Includes all preferred shares presented for the Fund.
(e) Unaudited.
(f) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares VMTP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(b)
Asset
Coverage
Per $1
Liquidation
Preference
(c)
NAN
2/28/26
(d)
$ 127,000 $ 271,549 $ — $ — $ 89,000 $ 271,549 $ 2.72
8/31/25 127,000 256,364 — — 89,000 256,364 2.56
8/31/24
(e)
127,000 278,376 — — 89,000 278,376 2.78
2/29/24 127,000 280,297 — — 89,000 280,297 2.80
2/28/23 127,000 275,010 — — 89,000 275,010 2.75
2/28/22 147,000 291,007 — — 89,000 291,007 2.91
2/28/21 147,000 300,514 — — 89,000 300,514 3.01
NQP
2/28/26
(d)
— — — — 217,500 316,369 —
8/31/25 — — — — 217,500 302,137 —
8/31/24
(e)
— — — — 217,500 333,891 —
2/29/24 — — — — 217,500 332,730 —
2/28/23 — — — — 217,500 324,818 —
2/28/22 — — — — 217,500 362,941 —
2/28/21 — — — — 217,500 369,438 —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Includes all preferred shares presented for the Fund.
(d) Unaudited.
(e) For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund's fiscal year end was February 28/29th.

Notes to Financial Statements

(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Arizona Quality Municipal Income Fund (NAZ)
Nuveen California AMT-Free Quality Municipal Income Fund (NKX)
Nuveen California Municipal Value Fund (NCA)
Nuveen California Quality Municipal Income Fund (NAC)
Nuveen New Jersey Quality Municipal Income Fund (NXJ)
Nuveen New York AMT-Free Quality Municipal Income Fund (NRK)
Nuveen New York Municipal Value Fund (NNY)
Nuveen New York Quality Municipal Income Fund (NAN)
Nuveen Pennsylvania Quality Municipal Income Fund (NQP)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NAZ, NKX, NCA, NAC, NXJ, NRK, NNY, NAN and NQP were organized as Massachusetts business trusts on August 24, 2012, July 29,
2002, March 8, 2021, December 1, 1998, June 1, 1999, April 19, 2002, April 12, 2021, December 1, 1998 and December 20, 1990, respectively.
NAZ, NCA and NNY were previously organized as a Minnesota trust on September 15, 1992, July 15, 1987, and July 14, 1987, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is February 28, 2026, and the period covered by these Notes to Financial
Statements is the six months ended February 28, 2026 (the "current fiscal period").
Fund Mergers:
On September 17, 2025, the Funds’ Board of Trustees (the “Board”) approved the mergers of NXJ, NQP and Nuveen Missouri
Quality Municipal Income Fund (NOM) into the Nuveen Municipal High Income Opportunity Fund (NMZ). The mergers were approved by shareholders on April 2, 2026 (subsequent to the close of the reporting period) and became effective before market open on April 27, 2026
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the Funds did not receive any custodian fee credits.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements
(continued)
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within
ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
NAZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 241,493,836 $ – $ 241,493,836
Total $ – $ 241,493,836 $ – $ 241,493,836
NKX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,068,061,453 $ – $ 1,068,061,453
Total $ – $ 1,068,061,453 $ – $ 1,068,061,453
NCA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 303,661,108 $ – $ 303,661,108
Variable Rate Demand Preferred Shares – 2,500,000 – 2,500,000
Total $ – $ 306,161,108 $ – $ 306,161,108
NAC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,022,049,630 $ – $ 3,022,049,630
Short-Term Investments:
Municipal Bonds – 35,000,000 – 35,000,000
Total $ – $ 3,057,049,630 $ – $ 3,057,049,630
NXJ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 902,353,072 $ – $ 902,353,072
Short-Term Investments:
Municipal Bonds – 3,500,000 – 3,500,000
Total $ – $ 905,853,072 $ – $ 905,853,072
NRK
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,589,239,708 $ – $ 1,589,239,708
Short-Term Investments:
Municipal Bonds – 19,280,000 – 19,280,000
Total $ – $ 1,608,519,708 $ – $ 1,608,519,708

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these
Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
NNY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 166,880,635 $ – $ 166,880,635
Total $ – $ 166,880,635 $ – $ 166,880,635
NAN
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 602,188,131 $ – $ 602,188,131
Total $ – $ 602,188,131 $ – $ 602,188,131
NQP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 774,643,214 $ 100 $ 774,643,314
Variable Rate Senior Loan Interests – – 6 6
Short-Term Investments:
Municipal Bonds – 5,500,000 – 5,500,000
Total $ – $ 780,143,214 $ 106 $ 780,143,320

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAZ
$ — $ — $ —
NKX
33,485,000 — 33,485,000
NCA
— — —
NAC
68,590,000 — 68,590,000
NXJ
63,850,000 — 63,850,000
NRK
13,480,000 — 13,480,000
NNY
— — —
NAN
28,840,000 — 28,840,000
NQP
106,940,000 — 106,940,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAZ
$ — — %
NKX
33,485,000 2.94
NCA
— —
NAC
49,455,753 3.42
NXJ
63,850,000 2.93
NRK
13,480,000 2.92
NNY
— —
NAN
28,840,000 2.93
NQP
106,940,000 3.00

Notes to Financial Statements
(continued)
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse
Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, NQP will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAZ
$ — $ — $ —
NKX
33,485,000 — 33,485,000
NCA
— — —
NAC
68,590,000 — 68,590,000
NXJ
63,850,000 — 63,850,000
NRK
13,480,000 — 13,480,000
NNY
— — —
NAN
28,840,000 — 28,840,000
NQP
106,940,000 — 106,940,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NAZ
$ 15,294,714 $ 3,202,000
NKX
116,516,081 89,693,805
NCA
16,790,695 7,115,133
NAC
168,530,535 91,475,907
NXJ
20,056,514 35,102,646
NRK
94,157,026 123,236,800
NNY
9,570,213 8,300,000
NAN
28,290,610 30,758,598
NQP
62,796,265 68,864,082

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and Exchange Commission ("SEC") authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf
Offering”), which became effective with the SEC during the current fiscal period.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal period were as follows:
Costs incurred by the Funds’ in connection with their initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining one year after effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
NAZ NKX
Six Months
Ended
2/28/26
Year Ended
8/31/25
Six Months
Ended
2/28/26
Year Ended
8/31/25
Maximum aggregate offering 1,200,000 1,200,000 19,548,000 4,800,000
Common shares sold 697,533 490,326 3,663,747 2,040,416
Offering proceeds, net of offering costs $8,169,886 $5,699,157 $45,922,859 $24,501,438
NAC NAN
Six Months
Ended
2/28/26
Year Ended
8/31/25
Six Months
Ended
2/28/26
Year Ended
8/31/25
Maximum aggregate offering 30,400,000 14,500,000 3,100,000 3,100,000
Common shares sold 10,465,314 1,006,029 864,735 166,880
Offering proceeds, net of offering costs $122,855,185 $11,173,911 $9,830,981 $1,811,164

Notes to Financial Statements
(continued)
Common Shares Repurchase Program:
 The Board reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
The following Funds have issued and has outstanding Adjustable Rate MuniFund Term
Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
The details of the Funds’ AMTP Shares outstanding as of the end of the current fiscal period, were as follows:
The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
NAZ NKX
Unaudited
Six Months
Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months
Ended
2/28/26
Year Ended
8/31/25
Common Shares:
Sold through shelf offering 697,533 490,326 3,663,747 2,040,416
Issued to shareholders due to reinvestment of distributions 14,348 17,078 78,225 141,083
Total 711,881 507,404 3,741,972 2,181,499
Weighted average common share:
Premium to NAV per shelf offering common share sold 2.17% 4.97% 4.47% 1.51%
NAC NAN
Unaudited
Six Months
Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months
Ended
2/28/26
Year Ended
8/31/25
Common Shares:
Sold through shelf offering 10,465,314 1,006,029 864,735 166,880
Issued to shareholders due to reinvestment of distributions 133,297 — 39,612 40,292
Total 10,598,611 1,006,029 904,347 207,172
Weighted average common share:
Premium to NAV per shelf offering common share sold 1.31% 1.41% 0.60% 0.87%
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
NAZ 2028 883 $88,300,000 $88,276,062
NAN 2028 1,270 $127,000,000 $126,973,221

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares
: NKX, NAC and NRK have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current fiscal period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAZ 180-day 2028 December 1, 2028* February 13, 2019
NAN 180-day 2028 December 1, 2028* November 30, 2019
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAZ
$ 88,300,000 3.39%
NAN
127,000,000 3.54

Notes to Financial Statements
(continued)
remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the current fiscal period, NKX, NAC and NRK had $140,070,493, $256,956,885 and $79,642,926 respectively, of MFP Shares at liquidation preference, net of deferred offering costs. Further details of each Fund’s MFP Shares outstanding were as follows:
The average liquidation preference of MFP Shares outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”)
Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the current fiscal period, NKX, NAC, NXJ, NRK, NAN and NQP had $255,801,320, $881,741,949, $312,862,377, $582,413,543,
$88,363,758 and $216,923,225 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP
Shares outstanding as of the end of the current fiscal period, were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NKX A 1,404 $140,400,000 October 1, 2047 VRRM N/A
NAC A 2,570 $257,000,000 January 3, 2028 VRM January 3, 2028*
NRK A 800 $80,000,000 May 1, 2047 VRRM May 1, 2047
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NKX
$ 140,400,000 2.93%
NAC
257,000,000 3.81
NRK
80,000,000 2.93

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NAC's Series 2, Series 5 and Series 8 VRDP Shares and all series of NXJ and NQP’s VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarking fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, or the Board may approve a subsequent special rate period. The fair value of Special Rate VRDP Shares is expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NKX 3 427 0.05% $42,700,000 N/A March 1, 2040
4 1,090 0.10% $109,000,000 N/A December 1, 2040
6 1,050 0.10% $105,000,000 N/A June 1, 2046
NAC 1 1,362 0.10% $136,200,000 N/A June 1, 2041
2 910 N/A** $91,000,000 February 3, 2027 December 1, 2040
4 1,056 0.10% $105,600,000 N/A December 1, 2042
5 1,349 N/A** $134,900,000 September 2, 2026 August 1, 2040
6 1,581 0.10% $158,100,000 N/A August 1, 2040
7 980 0.10% $98,000,000 N/A August 3, 2043
8 1,600 N/A** $160,000,000 N/A November 6, 2026
NXJ 1 810 N/A** $81,000,000 July 15, 2026 August 3, 2043
2 1,443 N/A** $144,300,000 April 1, 2043*** April 1, 2043
3 886 N/A** $88,600,000 April 1, 2043*** April 1, 2043
NRK 1 1,123 0.10% $112,300,000 N/A August 1, 2040
2 1,348 0.10% $134,800,000 N/A August 1, 2040
3 1,617 0.10% $161,700,000 N/A December 1, 2040
5 1,750 0.05% $175,000,000 N/A June 1, 2046
NAN 1 890 0.05% $89,000,000 N/A March 1, 2040
NQP 2 1,125 N/A** $112,500,000
December 1,
2042*** December 1, 2042
3 1,050 N/A** $105,000,000
December 1,
2042*** December 1, 2042
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
*** Subject to earlier termination by either the Fund or the holder.

Notes to Financial Statements
(continued)
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in MFP Shares for the Funds, where applicable, were as follows:
Transactions in VRDP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of NKX and NRK, the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NKX
$ 256,700,000 2.51%
NAC
897,987,845 2.94
NXJ
313,900,000 3.59
NRK
583,800,000 2.53
NAN
89,000,000 2.64
NQP
217,500,000 3.59
Year Ended
August 31, 2025
Series Shares Amount
MFP Shares redeemed A (180) $(18,000,000)
Six-Month Ended
February 28, 2026
NAC Series Shares Amount
VRDP Shares redeemed 5 (240) $(24,000,000)

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAZ
$ 240,888,249 $ 5,081,583 $ (4,475,996) $ 605,587
NKX
1,006,582,370 50,476,905 (22,482,822) 27,994,083
NCA
298,665,179 14,423,380 (6,927,451) 7,495,929
NAC
2,941,251,841 116,874,887 (69,667,098) 47,207,789
NXJ
833,742,925 32,586,338 (24,326,191) 8,260,147
NRK
1,571,945,881 45,612,712 (22,518,885) 23,093,827
NNY
164,920,476 4,062,159 (2,102,000) 1,960,159
NAN
568,256,652 13,516,849 (8,425,370) 5,091,479
NQP
673,427,909 17,593,367 (17,817,956) (224,589)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAZ
$ — $ — $ — $ (11,283,633) $ (8,588,658) $ — $ (874,795) $ (20,747,086)
NKX
— 8,689 — (21,813,935) (36,154,230) — (3,758,505) (61,717,981)
NCA
1,197,736 64,513 — (8,552,932) (11,920,732) — (960,138) (20,171,553)
NAC
— 21,946 — (112,569,965) (162,073,468) — (10,664,804) (285,286,291)
NXJ
— 393 — (35,497,078) (15,749,731) — (3,236,785) (54,483,201)
NRK
— 18,332 — (64,305,111) (162,610,402) — (6,019,236) (232,916,417)
NNY
640,663 — — (6,049,569) (11,414,764) — (557,139) (17,380,809)
NAN
— — — (23,417,669) (59,529,598) — (2,226,040) (85,173,307)
NQP
— 604,096 — (41,743,516) (18,062,797) — (2,902,989) (62,105,206)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on August 1, 2025 and paid on September 1, 2025.

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
:
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser, and for NCA and NNY a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
NCA and NNY pay an annual fund-level fee, payable monthly, of 0.15% of the average daily net assets of each Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of each Fund.
The annual fund-level fee, payable monthly, for NAZ, NKX, NAC, NXJ, NRK, NAN and NQP is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund Short-Term Long-Term Total
NAZ $ 3,449,252 $ 5,139,406 $ 8,588,658
NKX 14,139,534 22,014,696 36,154,230
NCA 5,106,209 6,814,523 11,920,732
NAC 87,436,438 74,637,030 162,073,468
NXJ 1,941,347 13,808,384 15,749,731
NRK 103,110,661 59,499,741 162,610,402
NNY
1
6,410,025 5,004,739 11,414,764
NAN 37,765,230 21,764,368 59,529,598
NQP 15,235,187 2,827,610 18,062,797
1
A portion of NNY's capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets* NAZ NKX NAC NXJ NRK NAN NQP
For the first $125 million 0.4500% 0.4500% 0.4500% 0.4500% 0.4500% 0.4500% 0.4500%
For the next $125 million 0.4375 0.4375 0.4375 0.4375 0.4375 0.4375 0.4375
For the next $250 million 0.4250 0.4250 0.4250 0.4250 0.4250 0.4250 0.4250
For the next $500 million 0.4125 0.4125 0.4125 0.4125 0.4125 0.4125 0.4125
For the next $1 billion 0.4000 0.4000 0.4000 0.4000 0.4000 0.4000 0.4000
For the next $3 billion 0.3750 0.3750 0.3750 0.3750 0.3750 0.3750 0.3750
For managed assets over $5 billion 0.3625 0.3625 0.3625 0.3625 0.3625 0.3625 0.3625
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

As of the end of the current fiscal period, the annual complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the
Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’
financial statements.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
Complex-Level Fee
NAZ
0.1555%
NKX
0.1555
NCA
0.1555
NAC
0.1555
NXJ
0.1555
NRK
0.1555
NNY
0.1555
NAN
0.1555
NQP
0.1555
Fund
Purchases Sales
Realized
Gain (Loss)
NKX
$ — $ 8,601,840 $ 34,845
NAC
8,601,840 — —
NXJ
— 5,000,000 —

Notes to Financial Statements
(continued)
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the current fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Lending Program:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund
Maximum
Outstanding
Balance
NAZ
$ 2,700,000
NKX
21,400,000
NCA
—
NAC
15,898,480
NXJ
9,193,734
NRK
17,900,000
NNY
1,073,998
NAN
4,482,582
NQP
2,700,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAZ
9 $ 1,829,642 4.92%
NKX
6 5,983,333 5.26
NCA
— — —
NAC
14 10,875,516 5.23
NXJ
8 5,223,433 4.84
NRK
11 9,821,962 5.11
NNY
2 1,073,998 4.84
NAN
15 858,344 5.05
NQP
6 1,866,667 5.29

11. Subsequent Event
Fund Mergers:
As discussed earlier in these Notes to Financial Statements, the mergers of NXJ, NQP and Nuveen Missouri Quality Municipal
Income Fund (NOM) into the Nuveen Municipal High Income Opportunity Fund (NMZ) were completed before market open on April 27, 2026.
Variable Rate Demand Preferred Shares:
During April 2026, NXJ redeemed 810 of its Series 1 VRDP Shares ($81,000,000 liquidation preference).

Shareholder Meeting Report
(Unaudited)
The annual meeting of shareholders for NAZ, NKX, and NAC was held on December 18, 2025; at this meeting the shareholders were asked to elect
Board Members.
The vote totals for NAZ, NKX, and NAC are set forth below:
NAZ NKX NAC
Common and
Preferred
shares voting
together
as a class
Preferred
shares
Common and
Preferred
shares voting
together
as a class
Preferred
shares
Common and
Preferred
shares voting
together
as a class
Preferred
shares
Approval of the Board Members was reached as follows:
Michael A. Forrester
For 8,647,825 — 36,172,336 — 107,723,998 —
Withhold 401,413 — 1,806,465 — 2,735,753 —
Total Voted 9,049,238 — 37,978,801 — 110,459,751 —
Thomas J. Kenny
For 8,652,150 — 36,239,595 — 107,719,299 —
Withhold 397,088 — 1,739,206 — 2,740,452 —
Total Voted 9,049,238 — 37,978,801 — 110,459,751 —
Robert L. Young
For 8,652,150 — 36,136,242 — 107,771,182 —
Withhold 397,088 — 1,842,559 — 2,688,569 —
Total Voted 9,049,238 — 37,978,801 — 110,459,751 —
Albin F. Moschner
For — 883 — 3,633 — 11,648
Withhold — — — 130 — —
Total Voted — 883 — 3,763 — 11,648
Margaret L. Wolff
For — 883 — 3,633 — 11,648
Withhold — — — 130 — —
Total Voted — 883 — 3,763 — 11,648

The annual meeting of shareholders for NCA was held on December 18, 2025; at this meeting the shareholders were asked to elect Board Members.
The vote totals for NCA are set forth below:
NCA
Common
shares
Approval of the Board Members was reached as follows:
Michael A. Forrester
For 26,033,462
Withhold 410,817
Total Voted 26,444,279
Thomas J. Kenny
For 25,925,374
Withhold 518,905
Total Voted 26,444,279
Margaret L. Wolff
For 26,028,272
Withhold 416,007
Total Voted 26,444,279
Robert L. Young
For 25,919,664
Withhold 524,615
Total Voted 26,444,279

Shareholder Meeting Report
(continued)
The annual meeting of shareholders was held on January 16, 2026 for NQP and NXJ. At this meeting, the shareholders were asked to elect Board members and to approve an Agreement and Plan of Merger. The meeting for NQP and NXJ was subsequently adjourned to February 26, 2026 and additionally to March 19, 2026 and April 2, 2026 for NXJ in order to seek additional shareholder participation.
The vote totals for NQP and NXJ are set forth below:
NQP NXJ
Common and
Preferred
shares voting
together
as a class
Preferred
shares
Common and
Preferred
shares voting
together
as a class
Preferred
shares
To approve an Agreement and Plan of Merger:
For 20,258,678 2,175 20,675,148 3,139
Against 3,591,985 — 4,676,096 —
Abstain 674,689 — 727,653 —
Broker Non-Votes 8,687,542 — 12,072,420 —
Total Voted 33,212,894 2,175 38,151,317 3,139
Approval of the Board Members was reached as follows:
Michael A. Forrester
For 28,419,543 — 31,896,325 —
Withhold 2,567,053 — 2,912,847 —
Total Voted 30,986,596 — 34,809,172 —
Thomas J. Kenny
For 28,459,730 — 31,887,453 —
Withhold 2,526,866 — 2,921,719 —
Total Voted 30,986,596 — 34,809,172 —
Robert L. Young
For 28,477,124 — 31,914,480 —
Withhold 2,509,472 — 2,894,692 —
Total Voted 30,986,596 — 34,809,172 —
Albin F. Moschner
For — 2,175 — 3,139
Withhold — — — —
Total Voted — 2,175 — 3,139
Margaret L. Wolff
For — 2,175 — 3,139
Withhold — — — —
Total Voted — 2,175 — 3,139

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAZ NKX NCA NAC NXJ
Common Shares Repurchased 0 0 0 0 0
NRK NNY NAN NQP
Common Shares Repurchased 0 0 0 0

Glossary of Terms Used in this Report
(U
naudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage)
and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option
Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities, are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0226P 5278237
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen California Quality Municipal Income Fund

Date: August 17, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 17, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: August 17, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)